Shareholder Report		12 Months Ended
	Apr. 01, 2024	Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		ALLSPRING FUNDS TRUST
Entity Central Index Key		0001081400
Entity Investment Company Type		N-1A
Document Period End Date		Mar. 31, 2025
C000242810
Shareholder Report [Line Items]
Fund Name		Managed Account CoreBuilder<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Shares - Series EPI
Trading Symbol		AEPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series EPI for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Additional Information Phone Number		1-888-877-9275
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series EPI	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The strength seen in equities during 2024 initially carried over into 2025. However, the bull ran out of steam a few weeks into the first quarter. As policy uncertainty escalated throughout the period, the U.S. stock market reversed direction and ended up falling 4.3% for the quarter, resulting in an 8.3% return for the year that ended March 31, 2025. During the period, the equity portion of the strategy underperformed the S&P 500 Index primarily due to underperformance in Celanese Corp. and Merck & Co., Inc., both of which we sold in the first quarter of 2025. Being absent large-cap consumer discretionary and information technology names, such as Nvidia and Tesla, also hurt portfolio performance.

These negatives were partially offset by security selection in the consumer discretionary and energy sectors as well as an overweight to financials. Leading relative contributors included Broadcom, Inc. and Garmin Ltd. The call overlay portion of the strategy contributed over the one-year period. Performance was helped by the Russell 2000 ETF and S&P 500 Index components of the call overlay but hurt marginally on a relative basis by the Nasdaq 100 ETF (QQQ).

Line Graph [Table Text Block]
	Managed Account CoreBuilder® Shares - Series EPI	S&P 500 Index
6/8/2023	$10,000	$10,000
6/30/2023	$10,010	$10,438
7/31/2023	$10,345	$10,774
8/31/2023	$10,310	$10,602
9/30/2023	$9,968	$10,097
10/31/2023	$9,888	$9,884
11/30/2023	$10,526	$10,787
12/31/2023	$10,808	$11,277
1/31/2024	$11,024	$11,467
2/29/2024	$11,363	$12,079
3/31/2024	$11,681	$12,468
4/30/2024	$11,366	$11,958
5/31/2024	$11,794	$12,551
6/30/2024	$12,081	$13,002
7/31/2024	$12,112	$13,160
8/31/2024	$12,464	$13,479
9/30/2024	$12,652	$13,767
10/31/2024	$12,589	$13,642
11/30/2024	$12,844	$14,443
12/31/2024	$12,848	$14,099
1/31/2025	$13,324	$14,491
2/28/2025	$13,167	$14,302
3/31/2025	$12,467	$13,496

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	Since Inception (6/8/23)
Managed Account CoreBuilder® Shares - Series EPI	6.73	12.91
S&P 500 Index (Strategy and Regulatory)	8.25	17.95

AssetsNet		$ 3,385,412
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,385,412
# of portfolio holdings	64
Portfolio turnover rate	21%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.1
Financials	17.1
Industrials	12.0
Consumer discretionary	11.9
Health care	10.5
Communication services	9.2
Energy	4.3
Consumer staples	3.6
Materials	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	8.4
Microsoft Corp.	7.6
Amazon.com, Inc.	4.1
Meta Platforms, Inc. Class A	4.0
Alphabet, Inc. Class C	3.8
Broadcom, Inc.	3.3
JPMorgan Chase & Co.	3.2
Eli Lilly & Co.	3.0
UnitedHealth Group, Inc.	2.8
Visa, Inc. Class A	2.5

Material Fund Change [Text Block]
C000150665
Shareholder Report [Line Items]
Fund Name		Disciplined Small Cap Fund
Class Name		Institutional Class
Trading Symbol		WSCOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$58	0.60%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. However, U.S. small caps greatly underperformed other stock segments.

Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

Stock selection was the main detractor from performance, detracting value in 8 out of 11 sectors. This was attributed primarily to negative stock selection within the industrials, materials, and energy sectors. The top three individual detractors from relative performance were Atkore, Inc., Sprouts Farmers Market, Inc. (no longer held at the end of the reporting period), and Fluence Energy, Inc.

Positive stock selection within health care, consumer discretionary, and financials contributed to relative performance. The top three individual contributors to relative performance were Corcept Therapeutics, Inc.; Brinker International, Inc.; and Stride, Inc. A moderate overweight to health care contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

Line Graph [Table Text Block]
	Institutional Class	Russell 2000® Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,711	$9,745	$10,045
5/31/2015	$9,941	$9,967	$10,184
6/30/2015	$9,988	$10,042	$10,014
7/31/2015	$10,008	$9,925	$10,181
8/31/2015	$9,512	$9,302	$9,567
9/30/2015	$9,151	$8,845	$9,288
10/31/2015	$9,607	$9,344	$10,021
11/30/2015	$9,802	$9,648	$10,077
12/31/2015	$9,425	$9,163	$9,870
1/31/2016	$8,836	$8,357	$9,313
2/29/2016	$8,895	$8,357	$9,310
3/31/2016	$9,588	$9,024	$9,966
4/30/2016	$9,678	$9,166	$10,028
5/31/2016	$9,850	$9,372	$10,207
6/30/2016	$9,850	$9,366	$10,228
7/31/2016	$10,280	$9,925	$10,634
8/31/2016	$10,398	$10,101	$10,661
9/30/2016	$10,479	$10,213	$10,678
10/31/2016	$10,153	$9,728	$10,447
11/30/2016	$11,032	$10,813	$10,914
12/31/2016	$11,285	$11,116	$11,127
1/31/2017	$11,423	$11,160	$11,337
2/28/2017	$11,689	$11,375	$11,758
3/31/2017	$11,738	$11,390	$11,766
4/30/2017	$11,768	$11,515	$11,891
5/31/2017	$11,792	$11,280	$12,013
6/30/2017	$12,078	$11,670	$12,121
7/31/2017	$12,191	$11,757	$12,350
8/31/2017	$11,945	$11,607	$12,373
9/30/2017	$12,487	$12,332	$12,675
10/31/2017	$12,743	$12,437	$12,952
11/30/2017	$13,049	$12,795	$13,345
12/31/2017	$12,998	$12,744	$13,478
1/31/2018	$13,195	$13,077	$14,189
2/28/2018	$12,698	$12,570	$13,666
3/31/2018	$12,772	$12,733	$13,392
4/30/2018	$12,834	$12,843	$13,442
5/31/2018	$13,359	$13,623	$13,822
6/30/2018	$13,280	$13,720	$13,912
7/31/2018	$13,450	$13,959	$14,374
8/31/2018	$14,020	$14,561	$14,879
9/30/2018	$13,546	$14,211	$14,903
10/31/2018	$12,049	$12,668	$13,806
11/30/2018	$12,139	$12,869	$14,083
12/31/2018	$10,627	$11,340	$12,772
1/31/2019	$11,764	$12,616	$13,868
2/28/2019	$12,228	$13,272	$14,356
3/31/2019	$11,905	$12,994	$14,566
4/30/2019	$12,368	$13,435	$15,147
5/31/2019	$11,357	$12,391	$14,167
6/30/2019	$12,186	$13,266	$15,162
7/31/2019	$12,270	$13,343	$15,387
8/31/2019	$11,638	$12,684	$15,074
9/30/2019	$11,891	$12,948	$15,338
10/31/2019	$12,200	$13,289	$15,668
11/30/2019	$12,733	$13,836	$16,264
12/31/2019	$13,043	$14,235	$16,734
1/31/2020	$12,457	$13,778	$16,715
2/29/2020	$11,300	$12,618	$15,347
3/31/2020	$8,714	$9,877	$13,236
4/30/2020	$9,900	$11,233	$14,989
5/31/2020	$10,514	$11,964	$15,791
6/30/2020	$10,785	$12,387	$16,152
7/31/2020	$11,257	$12,730	$17,069
8/31/2020	$11,800	$13,448	$18,306
9/30/2020	$11,414	$12,998	$17,639
10/31/2020	$11,685	$13,271	$17,258
11/30/2020	$13,585	$15,717	$19,358
12/31/2020	$14,628	$17,076	$20,229
1/31/2021	$15,185	$17,935	$20,139
2/28/2021	$16,244	$19,053	$20,768
3/31/2021	$16,587	$19,245	$21,513
4/30/2021	$17,030	$19,649	$22,622
5/31/2021	$17,245	$19,689	$22,725
6/30/2021	$17,316	$20,071	$23,285
7/31/2021	$16,858	$19,346	$23,679
8/31/2021	$17,416	$19,779	$24,354
9/30/2021	$17,001	$19,196	$23,262
10/31/2021	$17,902	$20,012	$24,835
11/30/2021	$17,330	$19,178	$24,457
12/31/2021	$18,104	$19,607	$25,420
1/31/2022	$16,664	$17,719	$23,924
2/28/2022	$16,808	$17,908	$23,322
3/31/2022	$16,866	$18,131	$24,078
4/30/2022	$15,468	$16,334	$21,917
5/31/2022	$15,670	$16,359	$21,888
6/30/2022	$14,230	$15,013	$20,057
7/31/2022	$15,800	$16,581	$21,938
8/31/2022	$15,281	$16,242	$21,120
9/30/2022	$13,884	$14,685	$19,161
10/31/2022	$15,584	$16,302	$20,733
11/30/2022	$16,261	$16,683	$21,815
12/31/2022	$15,235	$15,600	$20,537
1/31/2023	$16,613	$17,120	$21,952
2/28/2023	$16,512	$16,831	$21,439
3/31/2023	$15,670	$16,027	$22,012
4/30/2023	$15,380	$15,739	$22,247
5/31/2023	$15,249	$15,593	$22,333
6/30/2023	$16,628	$16,861	$23,858
7/31/2023	$17,542	$17,892	$24,713
8/31/2023	$16,990	$16,997	$24,236
9/30/2023	$16,178	$15,996	$23,082
10/31/2023	$15,177	$14,906	$22,470
11/30/2023	$16,555	$16,255	$24,565
12/31/2023	$18,496	$18,241	$25,868
1/31/2024	$18,035	$17,531	$26,155
2/29/2024	$19,181	$18,522	$27,571
3/31/2024	$19,792	$19,186	$28,460
4/30/2024	$18,526	$17,835	$27,208
5/31/2024	$19,673	$18,730	$28,493
6/30/2024	$19,375	$18,557	$29,375
7/31/2024	$21,058	$20,442	$29,922
8/31/2024	$20,685	$20,137	$30,573
9/30/2024	$20,834	$20,277	$31,205
10/31/2024	$20,388	$19,985	$30,976
11/30/2024	$22,070	$22,177	$33,037
12/31/2024	$20,295	$20,345	$32,027
1/31/2025	$21,054	$20,879	$33,038
2/28/2025	$19,846	$19,762	$32,405
3/31/2025	$18,747	$18,417	$30,515

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	(5.28)	16.56	6.49
Russell 2000® Index (Strategy)	(4.01)	13.27	6.30
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

AssetsNet		$ 90,857,637
Holdings Count | Holding		308
Advisory Fees Paid, Amount		$ 77,746
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$90,857,637
# of portfolio holdings	308
Portfolio turnover rate	57%
Total advisory fees paid	$77,746

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.4
Health care	17.1
Industrials	17.1
Information technology	12.8
Consumer discretionary	9.5
Real estate	6.5
Energy	4.6
Utilities	3.9
Materials	3.3
Consumer staples	2.4
Communication services	2.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Corcept Therapeutics, Inc.	1.0
Brinker International, Inc.	0.9
CareTrust REIT, Inc.	0.9
Stride, Inc.	0.9
Lantheus Holdings, Inc.	0.8
HCI Group, Inc.	0.8
Fabrinet	0.8
Group 1 Automotive, Inc.	0.7
Essential Properties Realty Trust, Inc.	0.7
Victory Capital Holdings, Inc. Class A	0.7

Material Fund Change [Text Block]
C000176623
Shareholder Report [Line Items]
Fund Name		Disciplined Small Cap Fund
Class Name		Class R6
Trading Symbol		WSCJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$49	0.50%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. However, U.S. small caps greatly underperformed other stock segments.

Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

Stock selection was the main detractor from performance, detracting value in 8 out of 11 sectors. This was attributed primarily to negative stock selection within the industrials, materials, and energy sectors. The top three individual detractors from relative performance were Atkore, Inc., Sprouts Farmers Market, Inc. (no longer held at the end of the reporting period), and Fluence Energy, Inc.

Positive stock selection within health care, consumer discretionary, and financials contributed to relative performance. The top three individual contributors to relative performance were Corcept Therapeutics, Inc.; Brinker International, Inc.; and Stride, Inc. A moderate overweight to health care contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

Line Graph [Table Text Block]
	Class R6	Russell 2000® Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,711	$9,745	$10,045
5/31/2015	$9,941	$9,967	$10,184
6/30/2015	$9,988	$10,042	$10,014
7/31/2015	$10,008	$9,925	$10,181
8/31/2015	$9,512	$9,302	$9,567
9/30/2015	$9,151	$8,845	$9,288
10/31/2015	$9,607	$9,344	$10,021
11/30/2015	$9,802	$9,648	$10,077
12/31/2015	$9,425	$9,163	$9,870
1/31/2016	$8,836	$8,357	$9,313
2/29/2016	$8,895	$8,357	$9,310
3/31/2016	$9,588	$9,024	$9,966
4/30/2016	$9,678	$9,166	$10,028
5/31/2016	$9,850	$9,372	$10,207
6/30/2016	$9,850	$9,366	$10,228
7/31/2016	$10,280	$9,925	$10,634
8/31/2016	$10,398	$10,101	$10,661
9/30/2016	$10,479	$10,213	$10,678
10/31/2016	$10,153	$9,728	$10,447
11/30/2016	$11,027	$10,813	$10,914
12/31/2016	$11,287	$11,116	$11,127
1/31/2017	$11,420	$11,160	$11,337
2/28/2017	$11,691	$11,375	$11,758
3/31/2017	$11,740	$11,390	$11,766
4/30/2017	$11,770	$11,515	$11,891
5/31/2017	$11,794	$11,280	$12,013
6/30/2017	$12,085	$11,670	$12,121
7/31/2017	$12,203	$11,757	$12,350
8/31/2017	$11,952	$11,607	$12,373
9/30/2017	$12,499	$12,332	$12,675
10/31/2017	$12,755	$12,437	$12,952
11/30/2017	$13,061	$12,795	$13,345
12/31/2017	$13,011	$12,744	$13,478
1/31/2018	$13,209	$13,077	$14,189
2/28/2018	$12,717	$12,570	$13,666
3/31/2018	$12,790	$12,733	$13,392
4/30/2018	$12,847	$12,843	$13,442
5/31/2018	$13,372	$13,623	$13,822
6/30/2018	$13,299	$13,720	$13,912
7/31/2018	$13,468	$13,959	$14,374
8/31/2018	$14,045	$14,561	$14,879
9/30/2018	$13,570	$14,211	$14,903
10/31/2018	$12,073	$12,668	$13,806
11/30/2018	$12,158	$12,869	$14,083
12/31/2018	$10,650	$11,340	$12,772
1/31/2019	$11,787	$12,616	$13,868
2/28/2019	$12,250	$13,272	$14,356
3/31/2019	$11,927	$12,994	$14,566
4/30/2019	$12,390	$13,435	$15,147
5/31/2019	$11,380	$12,391	$14,167
6/30/2019	$12,208	$13,266	$15,162
7/31/2019	$12,292	$13,343	$15,387
8/31/2019	$11,660	$12,684	$15,074
9/30/2019	$11,913	$12,948	$15,338
10/31/2019	$12,236	$13,289	$15,668
11/30/2019	$12,769	$13,836	$16,264
12/31/2019	$13,090	$14,235	$16,734
1/31/2020	$12,510	$13,778	$16,715
2/29/2020	$11,349	$12,618	$15,347
3/31/2020	$8,703	$9,877	$13,236
4/30/2020	$9,892	$11,233	$14,989
5/31/2020	$10,514	$11,964	$15,791
6/30/2020	$10,769	$12,387	$16,152
7/31/2020	$11,250	$12,730	$17,069
8/31/2020	$11,802	$13,448	$18,306
9/30/2020	$11,406	$12,998	$17,639
10/31/2020	$11,675	$13,271	$17,258
11/30/2020	$13,585	$15,717	$19,358
12/31/2020	$14,626	$17,076	$20,229
1/31/2021	$15,177	$17,935	$20,139
2/28/2021	$16,250	$19,053	$20,768
3/31/2021	$16,598	$19,245	$21,513
4/30/2021	$17,033	$19,649	$22,622
5/31/2021	$17,250	$19,689	$22,725
6/30/2021	$17,323	$20,071	$23,285
7/31/2021	$16,873	$19,346	$23,679
8/31/2021	$17,424	$19,779	$24,354
9/30/2021	$17,018	$19,196	$23,262
10/31/2021	$17,917	$20,012	$24,835
11/30/2021	$17,352	$19,178	$24,457
12/31/2021	$18,124	$19,607	$25,420
1/31/2022	$16,673	$17,719	$23,924
2/28/2022	$16,832	$17,908	$23,322
3/31/2022	$16,890	$18,131	$24,078
4/30/2022	$15,483	$16,334	$21,917
5/31/2022	$15,701	$16,359	$21,888
6/30/2022	$14,250	$15,013	$20,057
7/31/2022	$15,831	$16,581	$21,938
8/31/2022	$15,309	$16,242	$21,120
9/30/2022	$13,916	$14,685	$19,161
10/31/2022	$15,614	$16,302	$20,733
11/30/2022	$16,296	$16,683	$21,815
12/31/2022	$15,274	$15,600	$20,537
1/31/2023	$16,658	$17,120	$21,952
2/28/2023	$16,556	$16,831	$21,439
3/31/2023	$15,711	$16,027	$22,012
4/30/2023	$15,420	$15,739	$22,247
5/31/2023	$15,288	$15,593	$22,333
6/30/2023	$16,673	$16,861	$23,858
7/31/2023	$17,591	$17,892	$24,713
8/31/2023	$17,037	$16,997	$24,236
9/30/2023	$16,221	$15,996	$23,082
10/31/2023	$15,230	$14,906	$22,470
11/30/2023	$16,600	$16,255	$24,565
12/31/2023	$18,550	$18,241	$25,868
1/31/2024	$18,101	$17,531	$26,155
2/29/2024	$19,239	$18,522	$27,571
3/31/2024	$19,868	$19,186	$28,460
4/30/2024	$18,595	$17,835	$27,208
5/31/2024	$19,748	$18,730	$28,493
6/30/2024	$19,449	$18,557	$29,375
7/31/2024	$21,140	$20,442	$29,922
8/31/2024	$20,766	$20,137	$30,573
9/30/2024	$20,916	$20,277	$31,205
10/31/2024	$20,467	$19,985	$30,976
11/30/2024	$22,173	$22,177	$33,037
12/31/2024	$20,394	$20,345	$32,027
1/31/2025	$21,157	$20,879	$33,038
2/28/2025	$19,942	$19,762	$32,405
3/31/2025	$18,836	$18,417	$30,515

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	(5.19)	16.70	6.54
Russell 2000® Index (Strategy)	(4.01)	13.27	6.30
Russell 3000® Index (Regulatory)	7.22	18.18	11.80
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on October 31, 2016 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

AssetsNet		$ 90,857,637
Holdings Count | Holding		308
Advisory Fees Paid, Amount		$ 77,746
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$90,857,637
# of portfolio holdings	308
Portfolio turnover rate	57%
Total advisory fees paid	$77,746

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.4
Health care	17.1
Industrials	17.1
Information technology	12.8
Consumer discretionary	9.5
Real estate	6.5
Energy	4.6
Utilities	3.9
Materials	3.3
Consumer staples	2.4
Communication services	2.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Corcept Therapeutics, Inc.	1.0
Brinker International, Inc.	0.9
CareTrust REIT, Inc.	0.9
Stride, Inc.	0.9
Lantheus Holdings, Inc.	0.8
HCI Group, Inc.	0.8
Fabrinet	0.8
Group 1 Automotive, Inc.	0.7
Essential Properties Realty Trust, Inc.	0.7
Victory Capital Holdings, Inc. Class A	0.7

Material Fund Change [Text Block]
C000205081
Shareholder Report [Line Items]
Fund Name		Disciplined Small Cap Fund
Class Name		Class A
Trading Symbol		WDSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$87	0.90%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. However, U.S. small caps greatly underperformed other stock segments.

Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

Stock selection was the main detractor from performance, detracting value in 8 out of 11 sectors. This was attributed primarily to negative stock selection within the industrials, materials, and energy sectors. The top three individual detractors from relative performance were Atkore, Inc., Sprouts Farmers Market, Inc. (no longer held at the end of the reporting period), and Fluence Energy, Inc.

Positive stock selection within health care, consumer discretionary, and financials contributed to relative performance. The top three individual contributors to relative performance were Corcept Therapeutics, Inc.; Brinker International, Inc.; and Stride, Inc. A moderate overweight to health care contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

Line Graph [Table Text Block]
	Class A with Load	Russell 2000® Index	Russell 3000® Index
3/31/2015	$9,425	$10,000	$10,000
4/30/2015	$9,148	$9,745	$10,045
5/31/2015	$9,365	$9,967	$10,184
6/30/2015	$9,406	$10,042	$10,014
7/31/2015	$9,421	$9,925	$10,181
8/31/2015	$8,954	$9,302	$9,567
9/30/2015	$8,613	$8,845	$9,288
10/31/2015	$9,040	$9,344	$10,021
11/30/2015	$9,219	$9,648	$10,077
12/31/2015	$8,866	$9,163	$9,870
1/31/2016	$8,312	$8,357	$9,313
2/29/2016	$8,363	$8,357	$9,310
3/31/2016	$9,011	$9,024	$9,966
4/30/2016	$9,092	$9,166	$10,028
5/31/2016	$9,254	$9,372	$10,207
6/30/2016	$9,254	$9,366	$10,228
7/31/2016	$9,654	$9,925	$10,634
8/31/2016	$9,765	$10,101	$10,661
9/30/2016	$9,838	$10,213	$10,678
10/31/2016	$9,531	$9,728	$10,447
11/30/2016	$10,349	$10,813	$10,914
12/31/2016	$10,589	$11,116	$11,127
1/31/2017	$10,709	$11,160	$11,337
2/28/2017	$10,959	$11,375	$11,758
3/31/2017	$11,005	$11,390	$11,766
4/30/2017	$11,028	$11,515	$11,891
5/31/2017	$11,052	$11,280	$12,013
6/30/2017	$11,315	$11,670	$12,121
7/31/2017	$11,422	$11,757	$12,350
8/31/2017	$11,186	$11,607	$12,373
9/30/2017	$11,695	$12,332	$12,675
10/31/2017	$11,930	$12,437	$12,952
11/30/2017	$12,213	$12,795	$13,345
12/31/2017	$12,161	$12,744	$13,478
1/31/2018	$12,346	$13,077	$14,189
2/28/2018	$11,880	$12,570	$13,666
3/31/2018	$11,943	$12,733	$13,392
4/30/2018	$11,996	$12,843	$13,442
5/31/2018	$12,484	$13,623	$13,822
6/30/2018	$12,410	$13,720	$13,912
7/31/2018	$12,563	$13,959	$14,374
8/31/2018	$13,093	$14,561	$14,879
9/30/2018	$12,648	$14,211	$14,903
10/31/2018	$11,249	$12,668	$13,806
11/30/2018	$11,323	$12,869	$14,083
12/31/2018	$9,924	$11,340	$12,772
1/31/2019	$10,984	$12,616	$13,868
2/28/2019	$11,407	$13,272	$14,356
3/31/2019	$11,116	$12,994	$14,566
4/30/2019	$11,540	$13,435	$15,147
5/31/2019	$10,652	$12,391	$14,167
6/30/2019	$11,434	$13,266	$15,162
7/31/2019	$11,500	$13,343	$15,387
8/31/2019	$10,917	$12,684	$15,074
9/30/2019	$11,143	$12,948	$15,338
10/31/2019	$11,434	$13,289	$15,668
11/30/2019	$11,937	$13,836	$16,264
12/31/2019	$12,228	$14,235	$16,734
1/31/2020	$11,682	$13,778	$16,715
2/29/2020	$10,589	$12,618	$15,347
3/31/2020	$8,152	$9,877	$13,236
4/30/2020	$9,271	$11,233	$14,989
5/31/2020	$9,843	$11,964	$15,791
6/30/2020	$10,083	$12,387	$16,152
7/31/2020	$10,523	$12,730	$17,069
8/31/2020	$11,042	$13,448	$18,306
9/30/2020	$10,669	$12,998	$17,639
10/31/2020	$10,922	$13,271	$17,258
11/30/2020	$12,694	$15,717	$19,358
12/31/2020	$13,666	$17,076	$20,229
1/31/2021	$14,172	$17,935	$20,139
2/28/2021	$15,211	$19,053	$20,768
3/31/2021	$15,544	$19,245	$21,513
4/30/2021	$15,944	$19,649	$22,622
5/31/2021	$16,144	$19,689	$22,725
6/30/2021	$16,210	$20,071	$23,285
7/31/2021	$15,771	$19,346	$23,679
8/31/2021	$16,290	$19,779	$24,354
9/30/2021	$15,891	$19,196	$23,262
10/31/2021	$16,730	$20,012	$24,835
11/30/2021	$16,197	$19,178	$24,457
12/31/2021	$16,916	$19,607	$25,420
1/31/2022	$15,558	$17,719	$23,924
2/28/2022	$15,704	$17,908	$23,322
3/31/2022	$15,744	$18,131	$24,078
4/30/2022	$14,439	$16,334	$21,917
5/31/2022	$14,625	$16,359	$21,888
6/30/2022	$13,267	$15,013	$20,057
7/31/2022	$14,732	$16,581	$21,938
8/31/2022	$14,252	$16,242	$21,120
9/30/2022	$12,947	$14,685	$19,161
10/31/2022	$14,519	$16,302	$20,733
11/30/2022	$15,145	$16,683	$21,815
12/31/2022	$14,200	$15,600	$20,537
1/31/2023	$15,534	$17,120	$21,952
2/28/2023	$15,427	$16,831	$21,439
3/31/2023	$14,640	$16,027	$22,012
4/30/2023	$14,374	$15,739	$22,247
5/31/2023	$14,240	$15,593	$22,333
6/30/2023	$15,520	$16,861	$23,858
7/31/2023	$16,360	$17,892	$24,713
8/31/2023	$15,840	$16,997	$24,236
9/30/2023	$15,094	$15,996	$23,082
10/31/2023	$14,147	$14,906	$22,470
11/30/2023	$15,427	$16,255	$24,565
12/31/2023	$17,227	$18,241	$25,868
1/31/2024	$16,803	$17,531	$26,155
2/29/2024	$17,856	$18,522	$27,571
3/31/2024	$18,444	$19,186	$28,460
4/30/2024	$17,255	$17,835	$27,208
5/31/2024	$18,307	$18,730	$28,493
6/30/2024	$18,034	$18,557	$29,375
7/31/2024	$19,593	$20,442	$29,922
8/31/2024	$19,237	$20,137	$30,573
9/30/2024	$19,374	$20,277	$31,205
10/31/2024	$18,950	$19,985	$30,976
11/30/2024	$20,522	$22,177	$33,037
12/31/2024	$18,863	$20,345	$32,027
1/31/2025	$19,571	$20,879	$33,038
2/28/2025	$18,438	$19,762	$32,405
3/31/2025	$17,418	$18,417	$30,515

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class AFootnote Reference*	(5.64)	16.40	6.33
Class A with LoadFootnote Reference*	(11.06)	15.03	5.71
Russell 2000® Index (Strategy)	(4.01)	13.27	6.30
Russell 3000® Index (Regulatory)	7.22	18.18	11.80
Footnote	Description
Footnote*	Historical performance shown for the Class A shares prior to their inception on July 31, 2018 reflects the performance of the Administrator Class shares, and is adjusted to reflect the higher expenses and sales charges of the Class A shares.

AssetsNet		$ 90,857,637
Holdings Count | Holding		308
Advisory Fees Paid, Amount		$ 77,746
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$90,857,637
# of portfolio holdings	308
Portfolio turnover rate	57%
Total advisory fees paid	$77,746

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.4
Health care	17.1
Industrials	17.1
Information technology	12.8
Consumer discretionary	9.5
Real estate	6.5
Energy	4.6
Utilities	3.9
Materials	3.3
Consumer staples	2.4
Communication services	2.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Corcept Therapeutics, Inc.	1.0
Brinker International, Inc.	0.9
CareTrust REIT, Inc.	0.9
Stride, Inc.	0.9
Lantheus Holdings, Inc.	0.8
HCI Group, Inc.	0.8
Fabrinet	0.8
Group 1 Automotive, Inc.	0.7
Essential Properties Realty Trust, Inc.	0.7
Victory Capital Holdings, Inc. Class A	0.7

Material Fund Change [Text Block]
C000020152
Shareholder Report [Line Items]
Fund Name		Disciplined Small Cap Fund
Class Name		Administrator Class
Trading Symbol		NVSOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$83	0.85%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. However, U.S. small caps greatly underperformed other stock segments.

Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

Stock selection was the main detractor from performance, detracting value in 8 out of 11 sectors. This was attributed primarily to negative stock selection within the industrials, materials, and energy sectors. The top three individual detractors from relative performance were Atkore, Inc., Sprouts Farmers Market, Inc. (no longer held at the end of the reporting period), and Fluence Energy, Inc.

Positive stock selection within health care, consumer discretionary, and financials contributed to relative performance. The top three individual contributors to relative performance were Corcept Therapeutics, Inc.; Brinker International, Inc.; and Stride, Inc. A moderate overweight to health care contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

Line Graph [Table Text Block]
	Administrator Class	Russell 2000® Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,706	$9,745	$10,045
5/31/2015	$9,936	$9,967	$10,184
6/30/2015	$9,980	$10,042	$10,014
7/31/2015	$9,996	$9,925	$10,181
8/31/2015	$9,500	$9,302	$9,567
9/30/2015	$9,139	$8,845	$9,288
10/31/2015	$9,591	$9,344	$10,021
11/30/2015	$9,782	$9,648	$10,077
12/31/2015	$9,407	$9,163	$9,870
1/31/2016	$8,819	$8,357	$9,313
2/29/2016	$8,874	$8,357	$9,310
3/31/2016	$9,561	$9,024	$9,966
4/30/2016	$9,647	$9,166	$10,028
5/31/2016	$9,818	$9,372	$10,207
6/30/2016	$9,818	$9,366	$10,228
7/31/2016	$10,243	$9,925	$10,634
8/31/2016	$10,361	$10,101	$10,661
9/30/2016	$10,438	$10,213	$10,678
10/31/2016	$10,112	$9,728	$10,447
11/30/2016	$10,980	$10,813	$10,914
12/31/2016	$11,235	$11,116	$11,127
1/31/2017	$11,363	$11,160	$11,337
2/28/2017	$11,628	$11,375	$11,758
3/31/2017	$11,677	$11,390	$11,766
4/30/2017	$11,701	$11,515	$11,891
5/31/2017	$11,726	$11,280	$12,013
6/30/2017	$12,006	$11,670	$12,121
7/31/2017	$12,118	$11,757	$12,350
8/31/2017	$11,868	$11,607	$12,373
9/30/2017	$12,408	$12,332	$12,675
10/31/2017	$12,658	$12,437	$12,952
11/30/2017	$12,958	$12,795	$13,345
12/31/2017	$12,902	$12,744	$13,478
1/31/2018	$13,099	$13,077	$14,189
2/28/2018	$12,604	$12,570	$13,666
3/31/2018	$12,672	$12,733	$13,392
4/30/2018	$12,728	$12,843	$13,442
5/31/2018	$13,246	$13,623	$13,822
6/30/2018	$13,167	$13,720	$13,912
7/31/2018	$13,330	$13,959	$14,374
8/31/2018	$13,898	$14,561	$14,879
9/30/2018	$13,426	$14,211	$14,903
10/31/2018	$11,935	$12,668	$13,806
11/30/2018	$12,019	$12,869	$14,083
12/31/2018	$10,521	$11,340	$12,772
1/31/2019	$11,657	$12,616	$13,868
2/28/2019	$12,092	$13,272	$14,356
3/31/2019	$11,783	$12,994	$14,566
4/30/2019	$12,232	$13,435	$15,147
5/31/2019	$11,222	$12,391	$14,167
6/30/2019	$12,050	$13,266	$15,162
7/31/2019	$12,120	$13,343	$15,387
8/31/2019	$11,502	$12,684	$15,074
9/30/2019	$11,755	$12,948	$15,338
10/31/2019	$12,050	$13,289	$15,668
11/30/2019	$12,583	$13,836	$16,264
12/31/2019	$12,890	$14,235	$16,734
1/31/2020	$12,312	$13,778	$16,715
2/29/2020	$11,155	$12,618	$15,347
3/31/2020	$8,603	$9,877	$13,236
4/30/2020	$9,773	$11,233	$14,989
5/31/2020	$10,380	$11,964	$15,791
6/30/2020	$10,648	$12,387	$16,152
7/31/2020	$11,113	$12,730	$17,069
8/31/2020	$11,649	$13,448	$18,306
9/30/2020	$11,254	$12,998	$17,639
10/31/2020	$11,522	$13,271	$17,258
11/30/2020	$13,398	$15,717	$19,358
12/31/2020	$14,416	$17,076	$20,229
1/31/2021	$14,967	$17,935	$20,139
2/28/2021	$16,010	$19,053	$20,768
3/31/2021	$16,349	$19,245	$21,513
4/30/2021	$16,772	$19,649	$22,622
5/31/2021	$16,984	$19,689	$22,725
6/30/2021	$17,054	$20,071	$23,285
7/31/2021	$16,603	$19,346	$23,679
8/31/2021	$17,139	$19,779	$24,354
9/30/2021	$16,730	$19,196	$23,262
10/31/2021	$17,619	$20,012	$24,835
11/30/2021	$17,054	$19,178	$24,457
12/31/2021	$17,802	$19,607	$25,420
1/31/2022	$16,375	$17,719	$23,924
2/28/2022	$16,531	$17,908	$23,322
3/31/2022	$16,573	$18,131	$24,078
4/30/2022	$15,202	$16,334	$21,917
5/31/2022	$15,400	$16,359	$21,888
6/30/2022	$13,973	$15,013	$20,057
7/31/2022	$15,513	$16,581	$21,938
8/31/2022	$15,005	$16,242	$21,120
9/30/2022	$13,634	$14,685	$19,161
10/31/2022	$15,287	$16,302	$20,733
11/30/2022	$15,965	$16,683	$21,815
12/31/2022	$14,955	$15,600	$20,537
1/31/2023	$16,301	$17,120	$21,952
2/28/2023	$16,202	$16,831	$21,439
3/31/2023	$15,366	$16,027	$22,012
4/30/2023	$15,083	$15,739	$22,247
5/31/2023	$14,941	$15,593	$22,333
6/30/2023	$16,301	$16,861	$23,858
7/31/2023	$17,179	$17,892	$24,713
8/31/2023	$16,641	$16,997	$24,236
9/30/2023	$15,848	$15,996	$23,082
10/31/2023	$14,871	$14,906	$22,470
11/30/2023	$16,202	$16,255	$24,565
12/31/2023	$18,102	$18,241	$25,868
1/31/2024	$17,651	$17,531	$26,155
2/29/2024	$18,756	$18,522	$27,571
3/31/2024	$19,366	$19,186	$28,460
4/30/2024	$18,116	$17,835	$27,208
5/31/2024	$19,235	$18,730	$28,493
6/30/2024	$18,944	$18,557	$29,375
7/31/2024	$20,586	$20,442	$29,922
8/31/2024	$20,208	$20,137	$30,573
9/30/2024	$20,354	$20,277	$31,205
10/31/2024	$19,903	$19,985	$30,976
11/30/2024	$21,559	$22,177	$33,037
12/31/2024	$19,809	$20,345	$32,027
1/31/2025	$20,562	$20,879	$33,038
2/28/2025	$19,372	$19,762	$32,405
3/31/2025	$18,287	$18,417	$30,515

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	(5.57)	16.28	6.22
Russell 2000® Index (Strategy)	(4.01)	13.27	6.30
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

AssetsNet		$ 90,857,637
Holdings Count | Holding		308
Advisory Fees Paid, Amount		$ 77,746
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$90,857,637
# of portfolio holdings	308
Portfolio turnover rate	57%
Total advisory fees paid	$77,746

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.4
Health care	17.1
Industrials	17.1
Information technology	12.8
Consumer discretionary	9.5
Real estate	6.5
Energy	4.6
Utilities	3.9
Materials	3.3
Consumer staples	2.4
Communication services	2.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Corcept Therapeutics, Inc.	1.0
Brinker International, Inc.	0.9
CareTrust REIT, Inc.	0.9
Stride, Inc.	0.9
Lantheus Holdings, Inc.	0.8
HCI Group, Inc.	0.8
Fabrinet	0.8
Group 1 Automotive, Inc.	0.7
Essential Properties Realty Trust, Inc.	0.7
Victory Capital Holdings, Inc. Class A	0.7

Material Fund Change [Text Block]
C000176622
Shareholder Report [Line Items]
Fund Name		Innovation Fund
Class Name		Institutional Class
Trading Symbol		WFTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Innovation Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$91	0.90%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within industrials and consumer discretionary, where companies with specialized products and resilient demand, such as Axon Enterprises, Inc. and DoorDash, Inc., contributed. Information technology holdings with exposure to the semiconductor industry, including Advanced Micro Devices (no longer held at the end of the reporting period) and Applied Materials, Inc., detracted from returns.

Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index
3/31/2015	$10,000	$10,000
4/30/2015	$10,110	$10,096
5/31/2015	$10,460	$10,226
6/30/2015	$10,221	$10,028
7/31/2015	$10,414	$10,238
8/31/2015	$9,558	$9,620
9/30/2015	$9,374	$9,382
10/31/2015	$10,249	$10,174
11/30/2015	$10,488	$10,204
12/31/2015	$10,268	$10,043
1/31/2016	$9,505	$9,545
2/29/2016	$9,244	$9,532
3/31/2016	$9,944	$10,178
4/30/2016	$9,641	$10,218
5/31/2016	$10,132	$10,401
6/30/2016	$9,934	$10,428
7/31/2016	$10,592	$10,813
8/31/2016	$10,790	$10,828
9/30/2016	$11,062	$10,830
10/31/2016	$10,884	$10,632
11/30/2016	$10,759	$11,026
12/31/2016	$10,770	$11,244
1/31/2017	$11,445	$11,457
2/28/2017	$11,942	$11,912
3/31/2017	$12,296	$11,926
4/30/2017	$12,683	$12,049
5/31/2017	$13,468	$12,218
6/30/2017	$13,148	$12,294
7/31/2017	$13,778	$12,547
8/31/2017	$14,220	$12,586
9/30/2017	$14,453	$12,845
10/31/2017	$15,580	$13,145
11/30/2017	$15,658	$13,548
12/31/2017	$15,441	$13,699
1/31/2018	$17,224	$14,483
2/28/2018	$17,307	$13,949
3/31/2018	$17,081	$13,595
4/30/2018	$17,164	$13,647
5/31/2018	$18,317	$13,976
6/30/2018	$18,186	$14,062
7/31/2018	$18,282	$14,585
8/31/2018	$20,397	$15,060
9/30/2018	$20,350	$15,146
10/31/2018	$17,818	$14,111
11/30/2018	$17,794	$14,398
12/31/2018	$16,615	$13,098
1/31/2019	$18,540	$14,148
2/28/2019	$19,576	$14,602
3/31/2019	$20,028	$14,886
4/30/2019	$21,283	$15,489
5/31/2019	$19,605	$14,504
6/30/2019	$20,801	$15,526
7/31/2019	$21,443	$15,750
8/31/2019	$20,685	$15,500
9/30/2019	$19,488	$15,790
10/31/2019	$19,911	$16,132
11/30/2019	$21,399	$16,718
12/31/2019	$21,561	$17,222
1/31/2020	$23,145	$17,216
2/29/2020	$22,179	$15,798
3/31/2020	$19,818	$13,847
4/30/2020	$22,512	$15,622
5/31/2020	$25,316	$16,366
6/30/2020	$26,884	$16,692
7/31/2020	$29,308	$17,633
8/31/2020	$31,557	$18,900
9/30/2020	$30,401	$18,182
10/31/2020	$29,973	$17,699
11/30/2020	$33,760	$19,636
12/31/2020	$36,139	$20,391
1/31/2021	$36,175	$20,185
2/28/2021	$37,432	$20,742
3/31/2021	$35,337	$21,650
4/30/2021	$37,414	$22,806
5/31/2021	$36,412	$22,965
6/30/2021	$38,380	$23,501
7/31/2021	$38,635	$24,059
8/31/2021	$40,403	$24,791
9/30/2021	$38,726	$23,638
10/31/2021	$41,843	$25,294
11/30/2021	$41,642	$25,119
12/31/2021	$41,090	$26,244
1/31/2022	$36,154	$24,886
2/28/2022	$35,459	$24,141
3/31/2022	$35,876	$25,038
4/30/2022	$30,777	$22,854
5/31/2022	$29,062	$22,896
6/30/2022	$26,467	$21,006
7/31/2022	$30,036	$22,943
8/31/2022	$28,923	$22,007
9/30/2022	$25,679	$19,981
10/31/2022	$26,768	$21,598
11/30/2022	$27,301	$22,805
12/31/2022	$25,324	$21,491
1/31/2023	$27,364	$22,842
2/28/2023	$26,723	$22,284
3/31/2023	$28,296	$23,103
4/30/2023	$28,296	$23,463
5/31/2023	$29,404	$23,565
6/30/2023	$30,861	$25,122
7/31/2023	$31,298	$25,929
8/31/2023	$30,686	$25,516
9/30/2023	$29,200	$24,300
10/31/2023	$28,471	$23,789
11/30/2023	$32,376	$25,961
12/31/2023	$34,241	$27,141
1/31/2024	$34,737	$27,597
2/29/2024	$36,252	$29,070
3/31/2024	$36,689	$30,006
4/30/2024	$34,329	$28,780
5/31/2024	$35,174	$30,207
6/30/2024	$36,660	$31,291
7/31/2024	$36,544	$31,672
8/31/2024	$38,729	$32,440
9/30/2024	$39,603	$33,133
10/31/2024	$39,166	$32,833
11/30/2024	$42,663	$34,760
12/31/2024	$39,952	$33,931
1/31/2025	$41,890	$34,876
2/28/2025	$40,046	$34,421
3/31/2025	$37,889	$32,482

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	3.27	13.84	14.25
S&P 500 Index (Strategy and Regulatory)	8.25	18.59	12.50
Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

AssetsNet		$ 389,154,274
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 3,135,349
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$389,154,274
# of portfolio holdings	35
Portfolio turnover rate	35%
Total advisory fees paid	$3,135,349

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.9
Financials	18.4
Industrials	17.4
Consumer discretionary	11.0
Health care	8.8
Communication services	2.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

MercadoLibre, Inc.	4.0
Veeva Systems, Inc. Class A	4.0
DoorDash, Inc. Class A	3.8
ServiceNow, Inc.	3.3
Morningstar, Inc.	3.2
S&P Global, Inc.	3.2
Cadence Design Systems, Inc.	3.2
Waste Connections, Inc.	3.1
Tradeweb Markets, Inc. Class A	3.1
TransDigm Group, Inc.	3.1

Material Fund Change [Text Block]
C000020150
Shareholder Report [Line Items]
Fund Name		Innovation Fund
Class Name		Class C
Trading Symbol		WFTCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Innovation Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$199	1.97%

Expenses Paid, Amount		$ 199
Expense Ratio, Percent		1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within industrials and consumer discretionary, where companies with specialized products and resilient demand, such as Axon Enterprises, Inc. and DoorDash, Inc., contributed. Information technology holdings with exposure to the semiconductor industry, including Advanced Micro Devices (no longer held at the end of the reporting period) and Applied Materials, Inc., detracted from returns.

Line Graph [Table Text Block]
	Class C with Load	S&P 500 Index
3/31/2015	$10,000	$10,000
3/31/2016	$9,855	$10,178
3/31/2017	$12,081	$11,926
3/31/2018	$16,606	$13,595
3/31/2019	$19,264	$14,886
3/31/2020	$18,849	$13,847
3/31/2021	$33,301	$21,650
3/31/2022	$33,470	$25,038
3/31/2023	$26,077	$23,103
3/31/2024	$33,702	$30,006
3/31/2025	$34,725	$32,482

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	2.22	12.65	13.26
Class C with Load	1.22	12.65	13.26
S&P 500 Index (Strategy and Regulatory)	8.25	18.59	12.50

AssetsNet		$ 389,154,274
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 3,135,349
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$389,154,274
# of portfolio holdings	35
Portfolio turnover rate	35%
Total advisory fees paid	$3,135,349

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.9
Financials	18.4
Industrials	17.4
Consumer discretionary	11.0
Health care	8.8
Communication services	2.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

MercadoLibre, Inc.	4.0
Veeva Systems, Inc. Class A	4.0
DoorDash, Inc. Class A	3.8
ServiceNow, Inc.	3.3
Morningstar, Inc.	3.2
S&P Global, Inc.	3.2
Cadence Design Systems, Inc.	3.2
Waste Connections, Inc.	3.1
Tradeweb Markets, Inc. Class A	3.1
TransDigm Group, Inc.	3.1

Material Fund Change [Text Block]
C000020148
Shareholder Report [Line Items]
Fund Name		Innovation Fund
Class Name		Class A
Trading Symbol		WFSTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Innovation Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$120	1.18%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within industrials and consumer discretionary, where companies with specialized products and resilient demand, such as Axon Enterprises, Inc. and DoorDash, Inc., contributed. Information technology holdings with exposure to the semiconductor industry, including Advanced Micro Devices (no longer held at the end of the reporting period) and Applied Materials, Inc., detracted from returns.

Line Graph [Table Text Block]
	Class A with Load	S&P 500 Index
3/31/2015	$9,421	$10,000
3/31/2016	$9,359	$10,178
3/31/2017	$11,562	$11,926
3/31/2018	$16,004	$13,595
3/31/2019	$18,692	$14,886
3/31/2020	$18,447	$13,847
3/31/2021	$32,773	$21,650
3/31/2022	$33,185	$25,038
3/31/2023	$26,078	$23,103
3/31/2024	$33,704	$30,006
3/31/2025	$34,726	$32,482

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	3.03	13.49	13.93
Class A with Load	(2.92)	12.15	13.26
S&P 500 Index (Strategy and Regulatory)	8.25	18.59	12.50

AssetsNet		$ 389,154,274
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 3,135,349
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$389,154,274
# of portfolio holdings	35
Portfolio turnover rate	35%
Total advisory fees paid	$3,135,349

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.9
Financials	18.4
Industrials	17.4
Consumer discretionary	11.0
Health care	8.8
Communication services	2.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

MercadoLibre, Inc.	4.0
Veeva Systems, Inc. Class A	4.0
DoorDash, Inc. Class A	3.8
ServiceNow, Inc.	3.3
Morningstar, Inc.	3.2
S&P Global, Inc.	3.2
Cadence Design Systems, Inc.	3.2
Waste Connections, Inc.	3.1
Tradeweb Markets, Inc. Class A	3.1
TransDigm Group, Inc.	3.1

Material Fund Change [Text Block]
C000092785
Shareholder Report [Line Items]
Fund Name		Innovation Fund
Class Name		Administrator Class
Trading Symbol		WFTDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Innovation Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$117	1.15%

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within industrials and consumer discretionary, where companies with specialized products and resilient demand, such as Axon Enterprises, Inc. and DoorDash, Inc., contributed. Information technology holdings with exposure to the semiconductor industry, including Advanced Micro Devices (no longer held at the end of the reporting period) and Applied Materials, Inc., detracted from returns.

Line Graph [Table Text Block]
	Administrator Class	S&P 500 Index
3/31/2015	$10,000	$10,000
3/31/2016	$9,944	$10,178
3/31/2017	$12,296	$11,926
3/31/2018	$17,035	$13,595
3/31/2019	$19,935	$14,886
3/31/2020	$19,665	$13,847
3/31/2021	$34,987	$21,650
3/31/2022	$35,435	$25,038
3/31/2023	$27,888	$23,103
3/31/2024	$36,042	$30,006
3/31/2025	$37,108	$32,482

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	2.96	13.54	14.01
S&P 500 Index (Strategy and Regulatory)	8.25	18.59	12.50

AssetsNet		$ 389,154,274
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 3,135,349
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$389,154,274
# of portfolio holdings	35
Portfolio turnover rate	35%
Total advisory fees paid	$3,135,349

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.9
Financials	18.4
Industrials	17.4
Consumer discretionary	11.0
Health care	8.8
Communication services	2.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

MercadoLibre, Inc.	4.0
Veeva Systems, Inc. Class A	4.0
DoorDash, Inc. Class A	3.8
ServiceNow, Inc.	3.3
Morningstar, Inc.	3.2
S&P Global, Inc.	3.2
Cadence Design Systems, Inc.	3.2
Waste Connections, Inc.	3.1
Tradeweb Markets, Inc. Class A	3.1
TransDigm Group, Inc.	3.1

Material Fund Change [Text Block]
C000089481
Shareholder Report [Line Items]
Fund Name		Discovery Small Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		EGRYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$88	0.90%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within health care and materials. Exposure to companies with specialized products and resilient demand, such as Carpenter Technology Corp. and Natera, Inc. (no longer held at the end of the reporting period), contributed. In contrast, enterprise spending in technology slumped, which resulted in Globant SA and Sprout Social, Inc. (no longer held at the end of the reporting period) falling short of expectations and detracting from returns.

Line Graph [Table Text Block]
	Institutional Class	Russell 2000® Growth Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,771	$9,706	$10,045
5/31/2015	$10,015	$10,062	$10,184
6/30/2015	$10,208	$10,198	$10,014
7/31/2015	$10,244	$10,239	$10,181
8/31/2015	$9,533	$9,463	$9,567
9/30/2015	$8,969	$8,866	$9,288
10/31/2015	$9,162	$9,369	$10,021
11/30/2015	$9,421	$9,712	$10,077
12/31/2015	$9,116	$9,249	$9,870
1/31/2016	$8,180	$8,247	$9,313
2/29/2016	$8,096	$8,188	$9,310
3/31/2016	$8,742	$8,816	$9,966
4/30/2016	$8,755	$8,903	$10,028
5/31/2016	$8,935	$9,143	$10,207
6/30/2016	$8,781	$9,101	$10,228
7/31/2016	$9,420	$9,696	$10,634
8/31/2016	$9,607	$9,799	$10,661
9/30/2016	$9,600	$9,941	$10,678
10/31/2016	$9,058	$9,323	$10,447
11/30/2016	$9,633	$10,157	$10,914
12/31/2016	$9,883	$10,295	$11,127
1/31/2017	$10,088	$10,463	$11,337
2/28/2017	$10,326	$10,719	$11,758
3/31/2017	$10,545	$10,846	$11,766
4/30/2017	$10,637	$11,046	$11,891
5/31/2017	$10,816	$10,945	$12,013
6/30/2017	$11,061	$11,322	$12,121
7/31/2017	$11,147	$11,419	$12,350
8/31/2017	$11,266	$11,405	$12,373
9/30/2017	$11,762	$12,026	$12,675
10/31/2017	$11,848	$12,213	$12,952
11/30/2017	$11,980	$12,563	$13,345
12/31/2017	$12,064	$12,578	$13,478
1/31/2018	$12,645	$13,068	$14,189
2/28/2018	$12,470	$12,696	$13,666
3/31/2018	$12,274	$12,867	$13,392
4/30/2018	$12,204	$12,879	$13,442
5/31/2018	$13,268	$13,690	$13,822
6/30/2018	$13,549	$13,797	$13,912
7/31/2018	$13,864	$14,035	$14,374
8/31/2018	$15,131	$14,908	$14,879
9/30/2018	$14,704	$14,559	$14,903
10/31/2018	$13,093	$12,717	$13,806
11/30/2018	$13,254	$12,916	$14,083
12/31/2018	$11,825	$11,407	$12,772
1/31/2019	$13,313	$12,724	$13,868
2/28/2019	$14,411	$13,546	$14,356
3/31/2019	$14,466	$13,363	$14,566
4/30/2019	$14,938	$13,769	$15,147
5/31/2019	$14,556	$12,748	$14,167
6/30/2019	$15,909	$13,730	$15,162
7/31/2019	$16,217	$13,864	$15,387
8/31/2019	$15,273	$13,266	$15,074
9/30/2019	$14,665	$13,157	$15,338
10/31/2019	$14,792	$13,531	$15,668
11/30/2019	$15,863	$14,328	$16,264
12/31/2019	$16,043	$14,656	$16,734
1/31/2020	$16,427	$14,495	$16,715
2/29/2020	$15,708	$13,448	$15,347
3/31/2020	$12,833	$10,880	$13,236
4/30/2020	$15,258	$12,500	$14,989
5/31/2020	$17,126	$13,682	$15,791
6/30/2020	$17,903	$14,207	$16,152
7/31/2020	$19,206	$14,696	$17,069
8/31/2020	$20,557	$15,558	$18,306
9/30/2020	$20,730	$15,224	$17,639
10/31/2020	$21,037	$15,340	$17,258
11/30/2020	$24,238	$18,045	$19,358
12/31/2020	$26,657	$19,732	$20,229
1/31/2021	$26,775	$20,683	$20,139
2/28/2021	$27,567	$21,366	$20,768
3/31/2021	$25,679	$20,694	$21,513
4/30/2021	$27,058	$21,145	$22,622
5/31/2021	$25,934	$20,541	$22,725
6/30/2021	$27,469	$21,504	$23,285
7/31/2021	$27,312	$20,721	$23,679
8/31/2021	$28,280	$21,098	$24,354
9/30/2021	$27,127	$20,289	$23,262
10/31/2021	$28,642	$21,239	$24,835
11/30/2021	$26,198	$20,201	$24,457
12/31/2021	$26,099	$20,291	$25,420
1/31/2022	$21,695	$17,571	$23,924
2/28/2022	$21,357	$17,648	$23,322
3/31/2022	$21,245	$17,729	$24,078
4/30/2022	$18,066	$15,554	$21,917
5/31/2022	$16,740	$15,260	$21,888
6/30/2022	$15,796	$14,315	$20,057
7/31/2022	$18,122	$15,918	$21,938
8/31/2022	$17,605	$15,768	$21,120
9/30/2022	$16,212	$14,350	$19,161
10/31/2022	$17,223	$15,712	$20,733
11/30/2022	$17,448	$15,968	$21,815
12/31/2022	$16,301	$14,943	$20,537
1/31/2023	$17,865	$16,429	$21,952
2/28/2023	$17,531	$16,251	$21,439
3/31/2023	$17,555	$15,850	$22,012
4/30/2023	$17,220	$15,666	$22,247
5/31/2023	$17,172	$15,669	$22,333
6/30/2023	$18,450	$16,968	$23,858
7/31/2023	$18,701	$17,761	$24,713
8/31/2023	$17,817	$16,837	$24,236
9/30/2023	$16,957	$15,726	$23,082
10/31/2023	$15,453	$14,513	$22,470
11/30/2023	$17,029	$15,835	$24,565
12/31/2023	$18,474	$17,731	$25,868
1/31/2024	$18,152	$17,162	$26,155
2/29/2024	$19,095	$18,556	$27,571
3/31/2024	$19,573	$19,075	$28,460
4/30/2024	$18,629	$17,606	$27,208
5/31/2024	$19,214	$18,549	$28,493
6/30/2024	$19,262	$18,518	$29,375
7/31/2024	$19,847	$20,034	$29,922
8/31/2024	$20,337	$19,812	$30,573
9/30/2024	$20,886	$20,076	$31,205
10/31/2024	$20,516	$19,809	$30,976
11/30/2024	$22,976	$22,238	$33,037
12/31/2024	$21,054	$20,418	$32,027
1/31/2025	$21,818	$21,063	$33,038
2/28/2025	$20,385	$19,638	$32,405
3/31/2025	$18,880	$18,148	$30,515

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	(3.54)	8.03	6.56
Russell 2000® Growth Index (Strategy)	(4.86)	10.78	6.14
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

AssetsNet		$ 68,598,069
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 454,839
InvestmentCompanyPortfolioTurnover		98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$68,598,069
# of portfolio holdings	78
Portfolio turnover rate	98%
Total advisory fees paid	$454,839

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Health care	30.0
Industrials	24.5
Information technology	20.4
Financials	8.5
Consumer discretionary	8.3
Materials	3.5
Communication services	1.7
Consumer staples	1.5
Utilities	0.8
Real estate	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Commvault Systems, Inc.	3.0
Casella Waste Systems, Inc. Class A	3.0
Palomar Holdings, Inc.	2.7
Applied Industrial Technologies, Inc.	2.5
Carpenter Technology Corp.	2.5
Construction Partners, Inc. Class A	2.2
RBC Bearings, Inc.	2.2
Stride, Inc.	2.1
Dutch Bros, Inc. Class A	2.0
HealthEquity, Inc.	2.0

Material Fund Change [Text Block]
C000219848
Shareholder Report [Line Items]
Fund Name		Discovery Small Cap Growth Fund
Class Name		Class R6
Trading Symbol		EGWRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$79	0.80%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within health care and materials. Exposure to companies with specialized products and resilient demand, such as Carpenter Technology Corp. and Natera, Inc. (no longer held at the end of the reporting period), contributed. In contrast, enterprise spending in technology slumped, which resulted in Globant SA and Sprout Social, Inc. (no longer held at the end of the reporting period) falling short of expectations and detracting from returns.

Line Graph [Table Text Block]
	Class R6	Russell 2000® Growth Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,771	$9,706	$10,045
5/31/2015	$10,015	$10,062	$10,184
6/30/2015	$10,208	$10,198	$10,014
7/31/2015	$10,244	$10,239	$10,181
8/31/2015	$9,533	$9,463	$9,567
9/30/2015	$8,969	$8,866	$9,288
10/31/2015	$9,162	$9,369	$10,021
11/30/2015	$9,421	$9,712	$10,077
12/31/2015	$9,116	$9,249	$9,870
1/31/2016	$8,180	$8,247	$9,313
2/29/2016	$8,096	$8,188	$9,310
3/31/2016	$8,742	$8,816	$9,966
4/30/2016	$8,755	$8,903	$10,028
5/31/2016	$8,935	$9,143	$10,207
6/30/2016	$8,781	$9,101	$10,228
7/31/2016	$9,420	$9,696	$10,634
8/31/2016	$9,607	$9,799	$10,661
9/30/2016	$9,600	$9,941	$10,678
10/31/2016	$9,058	$9,323	$10,447
11/30/2016	$9,633	$10,157	$10,914
12/31/2016	$9,883	$10,295	$11,127
1/31/2017	$10,088	$10,463	$11,337
2/28/2017	$10,326	$10,719	$11,758
3/31/2017	$10,545	$10,846	$11,766
4/30/2017	$10,637	$11,046	$11,891
5/31/2017	$10,816	$10,945	$12,013
6/30/2017	$11,061	$11,322	$12,121
7/31/2017	$11,147	$11,419	$12,350
8/31/2017	$11,266	$11,405	$12,373
9/30/2017	$11,762	$12,026	$12,675
10/31/2017	$11,848	$12,213	$12,952
11/30/2017	$11,980	$12,563	$13,345
12/31/2017	$12,064	$12,578	$13,478
1/31/2018	$12,645	$13,068	$14,189
2/28/2018	$12,470	$12,696	$13,666
3/31/2018	$12,274	$12,867	$13,392
4/30/2018	$12,204	$12,879	$13,442
5/31/2018	$13,268	$13,690	$13,822
6/30/2018	$13,549	$13,797	$13,912
7/31/2018	$13,864	$14,035	$14,374
8/31/2018	$15,131	$14,908	$14,879
9/30/2018	$14,704	$14,559	$14,903
10/31/2018	$13,093	$12,717	$13,806
11/30/2018	$13,254	$12,916	$14,083
12/31/2018	$11,825	$11,407	$12,772
1/31/2019	$13,313	$12,724	$13,868
2/28/2019	$14,411	$13,546	$14,356
3/31/2019	$14,466	$13,363	$14,566
4/30/2019	$14,938	$13,769	$15,147
5/31/2019	$14,556	$12,748	$14,167
6/30/2019	$15,909	$13,730	$15,162
7/31/2019	$16,217	$13,864	$15,387
8/31/2019	$15,273	$13,266	$15,074
9/30/2019	$14,665	$13,157	$15,338
10/31/2019	$14,792	$13,531	$15,668
11/30/2019	$15,863	$14,328	$16,264
12/31/2019	$16,043	$14,656	$16,734
1/31/2020	$16,427	$14,495	$16,715
2/29/2020	$15,708	$13,448	$15,347
3/31/2020	$12,833	$10,880	$13,236
4/30/2020	$15,258	$12,500	$14,989
5/31/2020	$17,126	$13,682	$15,791
6/30/2020	$17,903	$14,207	$16,152
7/31/2020	$19,216	$14,696	$17,069
8/31/2020	$20,567	$15,558	$18,306
9/30/2020	$20,739	$15,224	$17,639
10/31/2020	$21,046	$15,340	$17,258
11/30/2020	$24,257	$18,045	$19,358
12/31/2020	$26,677	$19,732	$20,229
1/31/2021	$26,794	$20,683	$20,139
2/28/2021	$27,596	$21,366	$20,768
3/31/2021	$25,708	$20,694	$21,513
4/30/2021	$27,087	$21,145	$22,622
5/31/2021	$25,963	$20,541	$22,725
6/30/2021	$27,508	$21,504	$23,285
7/31/2021	$27,351	$20,721	$23,679
8/31/2021	$28,319	$21,098	$24,354
9/30/2021	$27,165	$20,289	$23,262
10/31/2021	$28,681	$21,239	$24,835
11/30/2021	$26,246	$20,201	$24,457
12/31/2021	$26,149	$20,291	$25,420
1/31/2022	$21,734	$17,571	$23,924
2/28/2022	$21,397	$17,648	$23,322
3/31/2022	$21,285	$17,729	$24,078
4/30/2022	$18,106	$15,554	$21,917
5/31/2022	$16,781	$15,260	$21,888
6/30/2022	$15,826	$14,315	$20,057
7/31/2022	$18,163	$15,918	$21,938
8/31/2022	$17,646	$15,768	$21,120
9/30/2022	$16,253	$14,350	$19,161
10/31/2022	$17,264	$15,712	$20,733
11/30/2022	$17,489	$15,968	$21,815
12/31/2022	$16,341	$14,943	$20,537
1/31/2023	$17,905	$16,429	$21,952
2/28/2023	$17,583	$16,251	$21,439
3/31/2023	$17,606	$15,850	$22,012
4/30/2023	$17,272	$15,666	$22,247
5/31/2023	$17,225	$15,669	$22,333
6/30/2023	$18,502	$16,968	$23,858
7/31/2023	$18,764	$17,761	$24,713
8/31/2023	$17,881	$16,837	$24,236
9/30/2023	$17,022	$15,726	$23,082
10/31/2023	$15,506	$14,513	$22,470
11/30/2023	$17,081	$15,835	$24,565
12/31/2023	$18,538	$17,731	$25,868
1/31/2024	$18,215	$17,162	$26,155
2/29/2024	$19,170	$18,556	$27,571
3/31/2024	$19,648	$19,075	$28,460
4/30/2024	$18,705	$17,606	$27,208
5/31/2024	$19,290	$18,549	$28,493
6/30/2024	$19,349	$18,518	$29,375
7/31/2024	$19,934	$20,034	$29,922
8/31/2024	$20,435	$19,812	$30,573
9/30/2024	$20,985	$20,076	$31,205
10/31/2024	$20,614	$19,809	$30,976
11/30/2024	$23,085	$22,238	$33,037
12/31/2024	$21,152	$20,418	$32,027
1/31/2025	$21,928	$21,063	$33,038
2/28/2025	$20,483	$19,638	$32,405
3/31/2025	$18,979	$18,148	$30,515

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	(3.40)	8.14	6.62
Russell 2000® Growth Index (Strategy)	(4.86)	10.78	6.14
Russell 3000® Index (Regulatory)	7.22	18.18	11.80
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on May 29, 2020 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

AssetsNet		$ 68,598,069
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 454,839
InvestmentCompanyPortfolioTurnover		98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$68,598,069
# of portfolio holdings	78
Portfolio turnover rate	98%
Total advisory fees paid	$454,839

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Health care	30.0
Industrials	24.5
Information technology	20.4
Financials	8.5
Consumer discretionary	8.3
Materials	3.5
Communication services	1.7
Consumer staples	1.5
Utilities	0.8
Real estate	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Commvault Systems, Inc.	3.0
Casella Waste Systems, Inc. Class A	3.0
Palomar Holdings, Inc.	2.7
Applied Industrial Technologies, Inc.	2.5
Carpenter Technology Corp.	2.5
Construction Partners, Inc. Class A	2.2
RBC Bearings, Inc.	2.2
Stride, Inc.	2.1
Dutch Bros, Inc. Class A	2.0
HealthEquity, Inc.	2.0

Material Fund Change [Text Block]
C000092807
Shareholder Report [Line Items]
Fund Name		Discovery Small Cap Growth Fund
Class Name		Class C
Trading Symbol		EGWCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$193	1.97%

Expenses Paid, Amount		$ 193
Expense Ratio, Percent		1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within health care and materials. Exposure to companies with specialized products and resilient demand, such as Carpenter Technology Corp. and Natera, Inc. (no longer held at the end of the reporting period), contributed. In contrast, enterprise spending in technology slumped, which resulted in Globant SA and Sprout Social, Inc. (no longer held at the end of the reporting period) falling short of expectations and detracting from returns.

Line Graph [Table Text Block]
	Class C with Load	Russell 2000® Growth Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,762	$9,706	$10,045
5/31/2015	$10,000	$10,062	$10,184
6/30/2015	$10,180	$10,198	$10,014
7/31/2015	$10,203	$10,239	$10,181
8/31/2015	$9,489	$9,463	$9,567
9/30/2015	$8,919	$8,866	$9,288
10/31/2015	$9,099	$9,369	$10,021
11/30/2015	$9,355	$9,712	$10,077
12/31/2015	$9,038	$9,249	$9,870
1/31/2016	$8,106	$8,247	$9,313
2/29/2016	$8,013	$8,188	$9,310
3/31/2016	$8,645	$8,816	$9,966
4/30/2016	$8,653	$8,903	$10,028
5/31/2016	$8,822	$9,143	$10,207
6/30/2016	$8,661	$9,101	$10,228
7/31/2016	$9,285	$9,696	$10,634
8/31/2016	$9,454	$9,799	$10,661
9/30/2016	$9,439	$9,941	$10,678
10/31/2016	$8,899	$9,323	$10,447
11/30/2016	$9,462	$10,157	$10,914
12/31/2016	$9,691	$10,295	$11,127
1/31/2017	$9,889	$10,463	$11,337
2/28/2017	$10,112	$10,719	$11,758
3/31/2017	$10,310	$10,846	$11,766
4/30/2017	$10,397	$11,046	$11,891
5/31/2017	$10,556	$10,945	$12,013
6/30/2017	$10,786	$11,322	$12,121
7/31/2017	$10,866	$11,419	$12,350
8/31/2017	$10,977	$11,405	$12,373
9/30/2017	$11,445	$12,026	$12,675
10/31/2017	$11,517	$12,213	$12,952
11/30/2017	$11,636	$12,563	$13,345
12/31/2017	$11,704	$12,578	$13,478
1/31/2018	$12,258	$13,068	$14,189
2/28/2018	$12,079	$12,696	$13,666
3/31/2018	$11,875	$12,867	$13,392
4/30/2018	$11,798	$12,879	$13,442
5/31/2018	$12,820	$13,690	$13,822
6/30/2018	$13,076	$13,797	$13,912
7/31/2018	$13,365	$14,035	$14,374
8/31/2018	$14,575	$14,908	$14,879
9/30/2018	$14,149	$14,559	$14,903
10/31/2018	$12,590	$12,717	$13,806
11/30/2018	$12,726	$12,916	$14,083
12/31/2018	$11,351	$11,407	$12,772
1/31/2019	$12,766	$12,724	$13,868
2/28/2019	$13,808	$13,546	$14,356
3/31/2019	$13,856	$13,363	$14,566
4/30/2019	$14,288	$13,769	$15,147
5/31/2019	$13,904	$12,748	$14,167
6/30/2019	$15,187	$13,730	$15,162
7/31/2019	$15,463	$13,864	$15,387
8/31/2019	$14,552	$13,266	$15,074
9/30/2019	$13,964	$13,157	$15,338
10/31/2019	$14,072	$13,531	$15,668
11/30/2019	$15,079	$14,328	$16,264
12/31/2019	$15,233	$14,656	$16,734
1/31/2020	$15,582	$14,495	$16,715
2/29/2020	$14,883	$13,448	$15,347
3/31/2020	$12,153	$10,880	$13,236
4/30/2020	$14,430	$12,500	$14,989
5/31/2020	$16,190	$13,682	$15,791
6/30/2020	$16,902	$14,207	$16,152
7/31/2020	$18,119	$14,696	$17,069
8/31/2020	$19,400	$15,558	$18,306
9/30/2020	$19,542	$15,224	$17,639
10/31/2020	$19,814	$15,340	$17,258
11/30/2020	$22,817	$18,045	$19,358
12/31/2020	$25,061	$19,732	$20,229
1/31/2021	$25,155	$20,683	$20,139
2/28/2021	$25,874	$21,366	$20,768
3/31/2021	$24,089	$20,694	$21,513
4/30/2021	$25,355	$21,145	$22,622
5/31/2021	$24,275	$20,541	$22,725
6/30/2021	$25,701	$21,504	$23,285
7/31/2021	$25,528	$20,721	$23,679
8/31/2021	$26,407	$21,098	$24,354
9/30/2021	$25,301	$20,289	$23,262
10/31/2021	$26,687	$21,239	$24,835
11/30/2021	$24,395	$20,201	$24,457
12/31/2021	$24,269	$20,291	$25,420
1/31/2022	$20,159	$17,571	$23,924
2/28/2022	$19,830	$17,648	$23,322
3/31/2022	$19,715	$17,729	$24,078
4/30/2022	$16,755	$15,554	$21,917
5/31/2022	$15,505	$15,260	$21,888
6/30/2022	$14,617	$14,315	$20,057
7/31/2022	$16,755	$15,918	$21,938
8/31/2022	$16,262	$15,768	$21,120
9/30/2022	$14,963	$14,350	$19,161
10/31/2022	$15,884	$15,712	$20,733
11/30/2022	$16,081	$15,968	$21,815
12/31/2022	$14,992	$14,943	$20,537
1/31/2023	$16,426	$16,429	$21,952
2/28/2023	$16,099	$16,251	$21,439
3/31/2023	$16,117	$15,850	$22,012
4/30/2023	$15,803	$15,666	$22,247
5/31/2023	$15,746	$15,669	$22,333
6/30/2023	$16,916	$16,968	$23,858
7/31/2023	$17,145	$17,761	$24,713
8/31/2023	$16,331	$16,837	$24,236
9/30/2023	$15,546	$15,726	$23,082
10/31/2023	$14,161	$14,513	$22,470
11/30/2023	$15,589	$15,835	$24,565
12/31/2023	$16,916	$17,731	$25,868
1/31/2024	$16,617	$17,162	$26,155
2/29/2024	$17,473	$18,556	$27,571
3/31/2024	$17,901	$19,075	$28,460
4/30/2024	$17,031	$17,606	$27,208
5/31/2024	$17,573	$18,549	$28,493
6/30/2024	$17,616	$18,518	$29,375
7/31/2024	$18,144	$20,034	$29,922
8/31/2024	$18,587	$19,812	$30,573
9/30/2024	$19,086	$20,076	$31,205
10/31/2024	$18,729	$19,809	$30,976
11/30/2024	$20,971	$22,238	$33,037
12/31/2024	$19,215	$20,418	$32,027
1/31/2025	$19,914	$21,063	$33,038
2/28/2025	$18,601	$19,638	$32,405
3/31/2025	$17,230	$18,148	$30,515

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	(4.49)	6.91	5.59
Class C with Load	(5.49)	6.91	5.59
Russell 2000® Growth Index (Strategy)	(4.86)	10.78	6.14
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

AssetsNet		$ 68,598,069
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 454,839
InvestmentCompanyPortfolioTurnover		98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$68,598,069
# of portfolio holdings	78
Portfolio turnover rate	98%
Total advisory fees paid	$454,839

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Health care	30.0
Industrials	24.5
Information technology	20.4
Financials	8.5
Consumer discretionary	8.3
Materials	3.5
Communication services	1.7
Consumer staples	1.5
Utilities	0.8
Real estate	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Commvault Systems, Inc.	3.0
Casella Waste Systems, Inc. Class A	3.0
Palomar Holdings, Inc.	2.7
Applied Industrial Technologies, Inc.	2.5
Carpenter Technology Corp.	2.5
Construction Partners, Inc. Class A	2.2
RBC Bearings, Inc.	2.2
Stride, Inc.	2.1
Dutch Bros, Inc. Class A	2.0
HealthEquity, Inc.	2.0

Material Fund Change [Text Block]
C000089480
Shareholder Report [Line Items]
Fund Name		Discovery Small Cap Growth Fund
Class Name		Class A
Trading Symbol		EGWAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$120	1.22%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within health care and materials. Exposure to companies with specialized products and resilient demand, such as Carpenter Technology Corp. and Natera, Inc. (no longer held at the end of the reporting period), contributed. In contrast, enterprise spending in technology slumped, which resulted in Globant SA and Sprout Social, Inc. (no longer held at the end of the reporting period) falling short of expectations and detracting from returns.

Line Graph [Table Text Block]
	Class A with Load	Russell 2000® Growth Index	Russell 3000® Index
3/31/2015	$9,425	$10,000	$10,000
4/30/2015	$9,206	$9,706	$10,045
5/31/2015	$9,436	$10,062	$10,184
6/30/2015	$9,613	$10,198	$10,014
7/31/2015	$9,645	$10,239	$10,181
8/31/2015	$8,971	$9,463	$9,567
9/30/2015	$8,438	$8,866	$9,288
10/31/2015	$8,615	$9,369	$10,021
11/30/2015	$8,861	$9,712	$10,077
12/31/2015	$8,568	$9,249	$9,870
1/31/2016	$7,688	$8,247	$9,313
2/29/2016	$7,607	$8,188	$9,310
3/31/2016	$8,213	$8,816	$9,966
4/30/2016	$8,220	$8,903	$10,028
5/31/2016	$8,384	$9,143	$10,207
6/30/2016	$8,240	$9,101	$10,228
7/31/2016	$8,840	$9,696	$10,634
8/31/2016	$9,004	$9,799	$10,661
9/30/2016	$8,997	$9,941	$10,678
10/31/2016	$8,493	$9,323	$10,447
11/30/2016	$9,031	$10,157	$10,914
12/31/2016	$9,254	$10,295	$11,127
1/31/2017	$9,450	$10,463	$11,337
2/28/2017	$9,668	$10,719	$11,758
3/31/2017	$9,864	$10,846	$11,766
4/30/2017	$9,955	$11,046	$11,891
5/31/2017	$10,116	$10,945	$12,013
6/30/2017	$10,340	$11,322	$12,121
7/31/2017	$10,424	$11,419	$12,350
8/31/2017	$10,529	$11,405	$12,373
9/30/2017	$10,992	$12,026	$12,675
10/31/2017	$11,062	$12,213	$12,952
11/30/2017	$11,188	$12,563	$13,345
12/31/2017	$11,263	$12,578	$13,478
1/31/2018	$11,801	$13,068	$14,189
2/28/2018	$11,636	$12,696	$13,666
3/31/2018	$11,449	$12,867	$13,392
4/30/2018	$11,382	$12,879	$13,442
5/31/2018	$12,369	$13,690	$13,822
6/30/2018	$12,623	$13,797	$13,912
7/31/2018	$12,914	$14,035	$14,374
8/31/2018	$14,088	$14,908	$14,879
9/30/2018	$13,691	$14,559	$14,903
10/31/2018	$12,189	$12,717	$13,806
11/30/2018	$12,331	$12,916	$14,083
12/31/2018	$10,998	$11,407	$12,772
1/31/2019	$12,385	$12,724	$13,868
2/28/2019	$13,398	$13,546	$14,356
3/31/2019	$13,448	$13,363	$14,566
4/30/2019	$13,874	$13,769	$15,147
5/31/2019	$13,529	$12,748	$14,167
6/30/2019	$14,775	$13,730	$15,162
7/31/2019	$15,058	$13,864	$15,387
8/31/2019	$14,177	$13,266	$15,074
9/30/2019	$13,610	$13,157	$15,338
10/31/2019	$13,722	$13,531	$15,668
11/30/2019	$14,714	$14,328	$16,264
12/31/2019	$14,874	$14,656	$16,734
1/31/2020	$15,231	$14,495	$16,715
2/29/2020	$14,550	$13,448	$15,347
3/31/2020	$11,899	$10,880	$13,236
4/30/2020	$14,128	$12,500	$14,989
5/31/2020	$15,858	$13,682	$15,791
6/30/2020	$16,572	$14,207	$16,152
7/31/2020	$17,784	$14,696	$17,069
8/31/2020	$19,017	$15,558	$18,306
9/30/2020	$19,179	$15,224	$17,639
10/31/2020	$19,450	$15,340	$17,258
11/30/2020	$22,403	$18,045	$19,358
12/31/2020	$24,636	$19,732	$20,229
1/31/2021	$24,736	$20,683	$20,139
2/28/2021	$25,468	$21,366	$20,768
3/31/2021	$23,716	$20,694	$21,513
4/30/2021	$24,980	$21,145	$22,622
5/31/2021	$23,938	$20,541	$22,725
6/30/2021	$25,346	$21,504	$23,285
7/31/2021	$25,191	$20,721	$23,679
8/31/2021	$26,078	$21,098	$24,354
9/30/2021	$25,002	$20,289	$23,262
10/31/2021	$26,399	$21,239	$24,835
11/30/2021	$24,137	$20,201	$24,457
12/31/2021	$24,048	$20,291	$25,420
1/31/2022	$19,972	$17,571	$23,924
2/28/2022	$19,655	$17,648	$23,322
3/31/2022	$19,550	$17,729	$24,078
4/30/2022	$16,634	$15,554	$21,917
5/31/2022	$15,394	$15,260	$21,888
6/30/2022	$14,524	$14,315	$20,057
7/31/2022	$16,661	$15,918	$21,938
8/31/2022	$16,186	$15,768	$21,120
9/30/2022	$14,906	$14,350	$19,161
10/31/2022	$15,816	$15,712	$20,733
11/30/2022	$16,028	$15,968	$21,815
12/31/2022	$14,957	$14,943	$20,537
1/31/2023	$16,398	$16,429	$21,952
2/28/2023	$16,084	$16,251	$21,439
3/31/2023	$16,113	$15,850	$22,012
4/30/2023	$15,799	$15,666	$22,247
5/31/2023	$15,742	$15,669	$22,333
6/30/2023	$16,912	$16,968	$23,858
7/31/2023	$17,140	$17,761	$24,713
8/31/2023	$16,327	$16,837	$24,236
9/30/2023	$15,542	$15,726	$23,082
10/31/2023	$14,157	$14,513	$22,470
11/30/2023	$15,585	$15,835	$24,565
12/31/2023	$16,912	$17,731	$25,868
1/31/2024	$16,612	$17,162	$26,155
2/29/2024	$17,468	$18,556	$27,571
3/31/2024	$17,897	$19,075	$28,460
4/30/2024	$17,026	$17,606	$27,208
5/31/2024	$17,568	$18,549	$28,493
6/30/2024	$17,611	$18,518	$29,375
7/31/2024	$18,139	$20,034	$29,922
8/31/2024	$18,582	$19,812	$30,573
9/30/2024	$19,081	$20,076	$31,205
10/31/2024	$18,724	$19,809	$30,976
11/30/2024	$20,965	$22,238	$33,037
12/31/2024	$19,210	$20,418	$32,027
1/31/2025	$19,909	$21,063	$33,038
2/28/2025	$18,596	$19,638	$32,405
3/31/2025	$17,226	$18,148	$30,515

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	(3.75)	7.68	6.22
Class A with Load	(9.32)	6.41	5.59
Russell 2000® Growth Index (Strategy)	(4.86)	10.78	6.14
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

AssetsNet		$ 68,598,069
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 454,839
InvestmentCompanyPortfolioTurnover		98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$68,598,069
# of portfolio holdings	78
Portfolio turnover rate	98%
Total advisory fees paid	$454,839

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Health care	30.0
Industrials	24.5
Information technology	20.4
Financials	8.5
Consumer discretionary	8.3
Materials	3.5
Communication services	1.7
Consumer staples	1.5
Utilities	0.8
Real estate	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Commvault Systems, Inc.	3.0
Casella Waste Systems, Inc. Class A	3.0
Palomar Holdings, Inc.	2.7
Applied Industrial Technologies, Inc.	2.5
Carpenter Technology Corp.	2.5
Construction Partners, Inc. Class A	2.2
RBC Bearings, Inc.	2.2
Stride, Inc.	2.1
Dutch Bros, Inc. Class A	2.0
HealthEquity, Inc.	2.0

Material Fund Change [Text Block]
C000092806
Shareholder Report [Line Items]
Fund Name		Discovery Small Cap Growth Fund
Class Name		Administrator Class
Trading Symbol		EGWDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$113	1.15%

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within health care and materials. Exposure to companies with specialized products and resilient demand, such as Carpenter Technology Corp. and Natera, Inc. (no longer held at the end of the reporting period), contributed. In contrast, enterprise spending in technology slumped, which resulted in Globant SA and Sprout Social, Inc. (no longer held at the end of the reporting period) falling short of expectations and detracting from returns.

Line Graph [Table Text Block]
	Administrator Class	Russell 2000® Growth Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,769	$9,706	$10,045
5/31/2015	$10,015	$10,062	$10,184
6/30/2015	$10,201	$10,198	$10,014
7/31/2015	$10,237	$10,239	$10,181
8/31/2015	$9,527	$9,463	$9,567
9/30/2015	$8,961	$8,866	$9,288
10/31/2015	$9,151	$9,369	$10,021
11/30/2015	$9,408	$9,712	$10,077
12/31/2015	$9,098	$9,249	$9,870
1/31/2016	$8,166	$8,247	$9,313
2/29/2016	$8,080	$8,188	$9,310
3/31/2016	$8,724	$8,816	$9,966
4/30/2016	$8,737	$8,903	$10,028
5/31/2016	$8,914	$9,143	$10,207
6/30/2016	$8,756	$9,101	$10,228
7/31/2016	$9,393	$9,696	$10,634
8/31/2016	$9,577	$9,799	$10,661
9/30/2016	$9,570	$9,941	$10,678
10/31/2016	$9,032	$9,323	$10,447
11/30/2016	$9,623	$10,157	$10,914
12/31/2016	$9,864	$10,295	$11,127
1/31/2017	$10,066	$10,463	$11,337
2/28/2017	$10,308	$10,719	$11,758
3/31/2017	$10,517	$10,846	$11,766
4/30/2017	$10,611	$11,046	$11,891
5/31/2017	$10,786	$10,945	$12,013
6/30/2017	$11,028	$11,322	$12,121
7/31/2017	$11,116	$11,419	$12,350
8/31/2017	$11,237	$11,405	$12,373
9/30/2017	$11,721	$12,026	$12,675
10/31/2017	$11,802	$12,213	$12,952
11/30/2017	$11,937	$12,563	$13,345
12/31/2017	$12,022	$12,578	$13,478
1/31/2018	$12,593	$13,068	$14,189
2/28/2018	$12,421	$12,696	$13,666
3/31/2018	$12,222	$12,867	$13,392
4/30/2018	$12,151	$12,879	$13,442
5/31/2018	$13,213	$13,690	$13,822
6/30/2018	$13,484	$13,797	$13,912
7/31/2018	$13,791	$14,035	$14,374
8/31/2018	$15,053	$14,908	$14,879
9/30/2018	$14,625	$14,559	$14,903
10/31/2018	$13,020	$12,717	$13,806
11/30/2018	$13,177	$12,916	$14,083
12/31/2018	$11,747	$11,407	$12,772
1/31/2019	$13,227	$12,724	$13,868
2/28/2019	$14,306	$13,546	$14,356
3/31/2019	$14,371	$13,363	$14,566
4/30/2019	$14,828	$13,769	$15,147
5/31/2019	$14,446	$12,748	$14,167
6/30/2019	$15,786	$13,730	$15,162
7/31/2019	$16,084	$13,864	$15,387
8/31/2019	$15,153	$13,266	$15,074
9/30/2019	$14,539	$13,157	$15,338
10/31/2019	$14,660	$13,531	$15,668
11/30/2019	$15,721	$14,328	$16,264
12/31/2019	$15,896	$14,656	$16,734
1/31/2020	$16,281	$14,495	$16,715
2/29/2020	$15,552	$13,448	$15,347
3/31/2020	$12,715	$10,880	$13,236
4/30/2020	$15,108	$12,500	$14,989
5/31/2020	$16,950	$13,682	$15,791
6/30/2020	$17,718	$14,207	$16,152
7/31/2020	$19,009	$14,696	$17,069
8/31/2020	$20,585	$15,558	$18,306
9/30/2020	$20,752	$15,224	$17,639
10/31/2020	$21,057	$15,340	$17,258
11/30/2020	$24,248	$18,045	$19,358
12/31/2020	$26,676	$19,732	$20,229
1/31/2021	$26,787	$20,683	$20,139
2/28/2021	$27,571	$21,366	$20,768
3/31/2021	$25,680	$20,694	$21,513
4/30/2021	$27,048	$21,145	$22,622
5/31/2021	$25,912	$20,541	$22,725
6/30/2021	$27,450	$21,504	$23,285
7/31/2021	$27,289	$20,721	$23,679
8/31/2021	$28,245	$21,098	$24,354
9/30/2021	$27,088	$20,289	$23,262
10/31/2021	$28,596	$21,239	$24,835
11/30/2021	$26,153	$20,201	$24,457
12/31/2021	$26,051	$20,291	$25,420
1/31/2022	$21,642	$17,571	$23,924
2/28/2022	$21,305	$17,648	$23,322
3/31/2022	$21,189	$17,729	$24,078
4/30/2022	$18,021	$15,554	$21,917
5/31/2022	$16,687	$15,260	$21,888
6/30/2022	$15,735	$14,315	$20,057
7/31/2022	$18,102	$15,918	$21,938
8/31/2022	$17,580	$15,768	$21,120
9/30/2022	$16,188	$14,350	$19,161
10/31/2022	$17,197	$15,712	$20,733
11/30/2022	$17,418	$15,968	$21,815
12/31/2022	$16,255	$14,943	$20,537
1/31/2023	$17,813	$16,429	$21,952
2/28/2023	$17,479	$16,251	$21,439
3/31/2023	$17,504	$15,850	$22,012
4/30/2023	$17,170	$15,666	$22,247
5/31/2023	$17,120	$15,669	$22,333
6/30/2023	$18,381	$16,968	$23,858
7/31/2023	$18,629	$17,761	$24,713
8/31/2023	$17,751	$16,837	$24,236
9/30/2023	$16,886	$15,726	$23,082
10/31/2023	$15,390	$14,513	$22,470
11/30/2023	$16,947	$15,835	$24,565
12/31/2023	$18,381	$17,731	$25,868
1/31/2024	$18,060	$17,162	$26,155
2/29/2024	$18,999	$18,556	$27,571
3/31/2024	$19,469	$19,075	$28,460
4/30/2024	$18,517	$17,606	$27,208
5/31/2024	$19,098	$18,549	$28,493
6/30/2024	$19,148	$18,518	$29,375
7/31/2024	$19,729	$20,034	$29,922
8/31/2024	$20,211	$19,812	$30,573
9/30/2024	$20,755	$20,076	$31,205
10/31/2024	$20,384	$19,809	$30,976
11/30/2024	$22,819	$22,238	$33,037
12/31/2024	$20,903	$20,418	$32,027
1/31/2025	$21,657	$21,063	$33,038
2/28/2025	$20,236	$19,638	$32,405
3/31/2025	$18,740	$18,148	$30,515

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	(3.75)	8.07	6.48
Russell 2000® Growth Index (Strategy)	(4.86)	10.78	6.14
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

AssetsNet		$ 68,598,069
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 454,839
InvestmentCompanyPortfolioTurnover		98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$68,598,069
# of portfolio holdings	78
Portfolio turnover rate	98%
Total advisory fees paid	$454,839

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Health care	30.0
Industrials	24.5
Information technology	20.4
Financials	8.5
Consumer discretionary	8.3
Materials	3.5
Communication services	1.7
Consumer staples	1.5
Utilities	0.8
Real estate	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Commvault Systems, Inc.	3.0
Casella Waste Systems, Inc. Class A	3.0
Palomar Holdings, Inc.	2.7
Applied Industrial Technologies, Inc.	2.5
Carpenter Technology Corp.	2.5
Construction Partners, Inc. Class A	2.2
RBC Bearings, Inc.	2.2
Stride, Inc.	2.1
Dutch Bros, Inc. Class A	2.0
HealthEquity, Inc.	2.0

Material Fund Change [Text Block]
C000089269
Shareholder Report [Line Items]
Fund Name		Index Fund
Class Name		Class C
Trading Symbol		WFINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Index Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$123	1.19%

Expenses Paid, Amount		$ 123
Expense Ratio, Percent		1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, U.S. large-cap equities performed positively, outperforming both U.S. small caps and international developed markets.

Changes to the portfolio during the period were minimal. The objective of the Fund is to replicate the performance of the S&P 500 Index before fees. The portfolio management team uses an investment process designed with the goal of controlling trading and implementation costs and reducing tracking error as much as possible.

Materials and health care produced the lowest returns in the S&P 500 Index. Materials struggled throughout the period due to higher borrowing costs, while most recently, the potential for tariffs has led to a rise in input costs. Health care struggled to meaningfully participate as life sciences tools and services as well as pharmaceuticals regressed in performance.

Utilities and financials were the highest-performing sectors in the index over the 12-month period. Utilities were fueled by growing energy demand and increased earnings expectations. Financials benefited from a higher interest rate environment.

Line Graph [Table Text Block]
	Class C with Load	S&P 500 Index
3/31/2015	$10,000	$10,000
4/30/2015	$10,083	$10,096
5/31/2015	$10,202	$10,226
6/30/2015	$9,994	$10,028
7/31/2015	$10,192	$10,238
8/31/2015	$9,568	$9,620
9/30/2015	$9,319	$9,382
10/31/2015	$10,095	$10,174
11/30/2015	$10,116	$10,204
12/31/2015	$9,944	$10,043
1/31/2016	$9,444	$9,545
2/29/2016	$9,421	$9,532
3/31/2016	$10,052	$10,178
4/30/2016	$10,081	$10,218
5/31/2016	$10,251	$10,401
6/30/2016	$10,268	$10,428
7/31/2016	$10,635	$10,813
8/31/2016	$10,639	$10,828
9/30/2016	$10,630	$10,830
10/31/2016	$10,427	$10,632
11/30/2016	$10,802	$11,026
12/31/2016	$11,003	$11,244
1/31/2017	$11,202	$11,457
2/28/2017	$11,636	$11,912
3/31/2017	$11,638	$11,926
4/30/2017	$11,746	$12,049
5/31/2017	$11,898	$12,218
6/30/2017	$11,960	$12,294
7/31/2017	$12,194	$12,547
8/31/2017	$12,219	$12,586
9/30/2017	$12,459	$12,845
10/31/2017	$12,737	$13,145
11/30/2017	$13,116	$13,548
12/31/2017	$13,247	$13,699
1/31/2018	$13,992	$14,483
2/28/2018	$13,464	$13,949
3/31/2018	$13,107	$13,595
4/30/2018	$13,145	$13,647
5/31/2018	$13,448	$13,976
6/30/2018	$13,517	$14,062
7/31/2018	$14,005	$14,585
8/31/2018	$14,444	$15,060
9/30/2018	$14,514	$15,146
10/31/2018	$13,507	$14,111
11/30/2018	$13,769	$14,398
12/31/2018	$12,512	$13,098
1/31/2019	$13,505	$14,148
2/28/2019	$13,927	$14,602
3/31/2019	$14,180	$14,886
4/30/2019	$14,743	$15,489
5/31/2019	$13,789	$14,504
6/30/2019	$14,748	$15,526
7/31/2019	$14,944	$15,750
8/31/2019	$14,693	$15,500
9/30/2019	$14,952	$15,790
10/31/2019	$15,261	$16,132
11/30/2019	$15,798	$16,718
12/31/2019	$16,255	$17,222
1/31/2020	$16,233	$17,216
2/29/2020	$14,883	$15,798
3/31/2020	$13,006	$13,847
4/30/2020	$14,660	$15,622
5/31/2020	$15,329	$16,366
6/30/2020	$15,618	$16,692
7/31/2020	$16,482	$17,633
8/31/2020	$17,675	$18,900
9/30/2020	$16,983	$18,182
10/31/2020	$16,515	$17,699
11/30/2020	$18,307	$19,636
12/31/2020	$18,990	$20,391
1/31/2021	$18,778	$20,185
2/28/2021	$19,282	$20,742
3/31/2021	$20,105	$21,650
4/30/2021	$21,156	$22,806
5/31/2021	$21,281	$22,965
6/30/2021	$21,759	$23,501
7/31/2021	$22,250	$24,059
8/31/2021	$22,907	$24,791
9/30/2021	$21,817	$23,638
10/31/2021	$23,322	$25,294
11/30/2021	$23,139	$25,119
12/31/2021	$24,148	$26,244
1/31/2022	$22,877	$24,886
2/28/2022	$22,169	$24,141
3/31/2022	$22,972	$25,038
4/30/2022	$20,947	$22,854
5/31/2022	$20,965	$22,896
6/30/2022	$19,216	$21,006
7/31/2022	$20,965	$22,943
8/31/2022	$20,091	$22,007
9/30/2022	$18,220	$19,981
10/31/2022	$19,680	$21,598
11/30/2022	$20,758	$22,805
12/31/2022	$19,537	$21,491
1/31/2023	$20,745	$22,842
2/28/2023	$20,220	$22,284
3/31/2023	$20,941	$23,103
4/30/2023	$21,259	$23,463
5/31/2023	$21,344	$23,565
6/30/2023	$22,746	$25,122
7/31/2023	$23,467	$25,929
8/31/2023	$23,084	$25,516
9/30/2023	$21,975	$24,300
10/31/2023	$21,506	$23,789
11/30/2023	$23,462	$25,961
12/31/2023	$24,515	$27,141
1/31/2024	$24,918	$27,597
2/29/2024	$26,240	$29,070
3/31/2024	$27,078	$30,006
4/30/2024	$25,963	$28,780
5/31/2024	$27,242	$30,207
6/30/2024	$28,205	$31,291
7/31/2024	$28,542	$31,672
8/31/2024	$29,222	$32,440
9/30/2024	$29,832	$33,133
10/31/2024	$29,549	$32,833
11/30/2024	$31,274	$34,760
12/31/2024	$30,513	$33,931
1/31/2025	$31,357	$34,876
2/28/2025	$30,938	$34,421
3/31/2025	$29,186	$32,482

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	6.95	17.19	11.31
Class C with Load	5.95	17.19	11.31
S&P 500 Index (Strategy and Regulatory)	8.25	18.59	12.50

Material Change Date	Apr. 01, 2024
AssetsNet		$ 1,244,085,716
Holdings Count | Holding		505
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,244,085,716
# of portfolio holdings	505
Portfolio turnover rate	3%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	29.6
Financials	14.7
Health care	11.2
Consumer discretionary	10.3
Communication services	9.2
Industrials	8.5
Consumer staples	6.0
Energy	3.7
Utilities	2.5
Real estate	2.3
Materials	2.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.9
Microsoft Corp.	5.8
NVIDIA Corp.	5.5
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.6
Berkshire Hathaway, Inc. Class B	2.0
Alphabet, Inc. Class A	1.9
Broadcom, Inc.	1.6
Alphabet, Inc. Class C	1.5
Tesla, Inc.	1.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

Effective February 27, 2025, the Fund's strategy was amended to allow the Fund to become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.

Material Fund Change Strategies [Text Block]

Effective February 27, 2025, the Fund's strategy was amended to allow the Fund to become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000064960
Shareholder Report [Line Items]
Fund Name		Index Fund
Class Name		Class A
Trading Symbol		WFILX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Index Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$44	0.42%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, U.S. large-cap equities performed positively, outperforming both U.S. small caps and international developed markets.

Changes to the portfolio during the period were minimal. The objective of the Fund is to replicate the performance of the S&P 500 Index before fees. The portfolio management team uses an investment process designed with the goal of controlling trading and implementation costs and reducing tracking error as much as possible.

Materials and health care produced the lowest returns in the S&P 500 Index. Materials struggled throughout the period due to higher borrowing costs, while most recently, the potential for tariffs has led to a rise in input costs. Health care struggled to meaningfully participate as life sciences tools and services as well as pharmaceuticals regressed in performance.

Utilities and financials were the highest-performing sectors in the index over the 12-month period. Utilities were fueled by growing energy demand and increased earnings expectations. Financials benefited from a higher interest rate environment.

Line Graph [Table Text Block]
	Class A with Load	S&P 500 Index
3/31/2015	$9,425	$10,000
4/30/2015	$9,509	$10,096
5/31/2015	$9,628	$10,226
6/30/2015	$9,436	$10,028
7/31/2015	$9,631	$10,238
8/31/2015	$9,046	$9,620
9/30/2015	$8,817	$9,382
10/31/2015	$9,557	$10,174
11/30/2015	$9,582	$10,204
12/31/2015	$9,426	$10,043
1/31/2016	$8,956	$9,545
2/29/2016	$8,942	$9,532
3/31/2016	$9,546	$10,178
4/30/2016	$9,578	$10,218
5/31/2016	$9,747	$10,401
6/30/2016	$9,769	$10,428
7/31/2016	$10,126	$10,813
8/31/2016	$10,135	$10,828
9/30/2016	$10,133	$10,830
10/31/2016	$9,944	$10,632
11/30/2016	$10,309	$11,026
12/31/2016	$10,509	$11,244
1/31/2017	$10,705	$11,457
2/28/2017	$11,126	$11,912
3/31/2017	$11,134	$11,926
4/30/2017	$11,245	$12,049
5/31/2017	$11,399	$12,218
6/30/2017	$11,465	$12,294
7/31/2017	$11,695	$12,547
8/31/2017	$11,728	$12,586
9/30/2017	$11,965	$12,845
10/31/2017	$12,241	$13,145
11/30/2017	$12,613	$13,548
12/31/2017	$12,746	$13,699
1/31/2018	$13,472	$14,483
2/28/2018	$12,972	$13,949
3/31/2018	$12,636	$13,595
4/30/2018	$12,679	$13,647
5/31/2018	$12,980	$13,976
6/30/2018	$13,054	$14,062
7/31/2018	$13,535	$14,585
8/31/2018	$13,970	$15,060
9/30/2018	$14,043	$15,146
10/31/2018	$13,078	$14,111
11/30/2018	$13,341	$14,398
12/31/2018	$12,132	$13,098
1/31/2019	$13,100	$14,148
2/28/2019	$13,517	$14,602
3/31/2019	$13,775	$14,886
4/30/2019	$14,327	$15,489
5/31/2019	$13,411	$14,504
6/30/2019	$14,349	$15,526
7/31/2019	$14,550	$15,750
8/31/2019	$14,314	$15,500
9/30/2019	$14,577	$15,790
10/31/2019	$14,886	$16,132
11/30/2019	$15,422	$16,718
12/31/2019	$15,878	$17,222
1/31/2020	$15,867	$17,216
2/29/2020	$14,557	$15,798
3/31/2020	$12,726	$13,847
4/30/2020	$14,353	$15,622
5/31/2020	$15,023	$16,366
6/30/2020	$15,314	$16,692
7/31/2020	$16,173	$17,633
8/31/2020	$17,331	$18,900
9/30/2020	$16,664	$18,182
10/31/2020	$16,213	$17,699
11/30/2020	$17,986	$19,636
12/31/2020	$18,666	$20,391
1/31/2021	$18,474	$20,185
2/28/2021	$18,976	$20,742
3/31/2021	$19,800	$21,650
4/30/2021	$20,850	$22,806
5/31/2021	$20,988	$22,965
6/30/2021	$21,469	$23,501
7/31/2021	$21,971	$24,059
8/31/2021	$22,628	$24,791
9/30/2021	$21,569	$23,638
10/31/2021	$23,071	$25,294
11/30/2021	$22,904	$25,119
12/31/2021	$23,920	$26,244
1/31/2022	$22,674	$24,886
2/28/2022	$21,987	$24,141
3/31/2022	$22,798	$25,038
4/30/2022	$20,801	$22,854
5/31/2022	$20,833	$22,896
6/30/2022	$19,107	$21,006
7/31/2022	$20,861	$22,943
8/31/2022	$20,000	$22,007
9/30/2022	$18,154	$19,981
10/31/2022	$19,615	$21,598
11/30/2022	$20,700	$22,805
12/31/2022	$19,499	$21,491
1/31/2023	$20,719	$22,842
2/28/2023	$20,204	$22,284
3/31/2023	$20,941	$23,103
4/30/2023	$21,258	$23,463
5/31/2023	$21,344	$23,565
6/30/2023	$22,746	$25,122
7/31/2023	$23,467	$25,929
8/31/2023	$23,084	$25,516
9/30/2023	$21,974	$24,300
10/31/2023	$21,505	$23,789
11/30/2023	$23,462	$25,961
12/31/2023	$24,515	$27,141
1/31/2024	$24,918	$27,597
2/29/2024	$26,240	$29,070
3/31/2024	$27,078	$30,006
4/30/2024	$25,962	$28,780
5/31/2024	$27,241	$30,207
6/30/2024	$28,204	$31,291
7/31/2024	$28,542	$31,672
8/31/2024	$29,222	$32,440
9/30/2024	$29,832	$33,133
10/31/2024	$29,549	$32,833
11/30/2024	$31,274	$34,760
12/31/2024	$30,513	$33,931
1/31/2025	$31,356	$34,876
2/28/2025	$30,938	$34,421
3/31/2025	$29,186	$32,482

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	7.78	18.06	11.97
Class A with Load	1.58	16.67	11.31
S&P 500 Index (Strategy and Regulatory)	8.25	18.59	12.50

Material Change Date	Apr. 01, 2024
AssetsNet		$ 1,244,085,716
Holdings Count | Holding		505
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,244,085,716
# of portfolio holdings	505
Portfolio turnover rate	3%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	29.6
Financials	14.7
Health care	11.2
Consumer discretionary	10.3
Communication services	9.2
Industrials	8.5
Consumer staples	6.0
Energy	3.7
Utilities	2.5
Real estate	2.3
Materials	2.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.9
Microsoft Corp.	5.8
NVIDIA Corp.	5.5
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.6
Berkshire Hathaway, Inc. Class B	2.0
Alphabet, Inc. Class A	1.9
Broadcom, Inc.	1.6
Alphabet, Inc. Class C	1.5
Tesla, Inc.	1.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

Effective February 27, 2025, the Fund's strategy was amended to allow the Fund to become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.

Material Fund Change Strategies [Text Block]

Effective February 27, 2025, the Fund's strategy was amended to allow the Fund to become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000019879
Shareholder Report [Line Items]
Fund Name		Index Fund
Class Name		Administrator Class
Trading Symbol		WFIOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Index Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$26	0.25%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, U.S. large-cap equities performed positively, outperforming both U.S. small caps and international developed markets.

Changes to the portfolio during the period were minimal. The objective of the Fund is to replicate the performance of the S&P 500 Index before fees. The portfolio management team uses an investment process designed with the goal of controlling trading and implementation costs and reducing tracking error as much as possible.

Materials and health care produced the lowest returns in the S&P 500 Index. Materials struggled throughout the period due to higher borrowing costs, while most recently, the potential for tariffs has led to a rise in input costs. Health care struggled to meaningfully participate as life sciences tools and services as well as pharmaceuticals regressed in performance.

Utilities and financials were the highest-performing sectors in the index over the 12-month period. Utilities were fueled by growing energy demand and increased earnings expectations. Financials benefited from a higher interest rate environment.

Line Graph [Table Text Block]
	Administrator Class	S&P 500 Index
3/31/2015	$10,000	$10,000
4/30/2015	$10,092	$10,096
5/31/2015	$10,220	$10,226
6/30/2015	$10,020	$10,028
7/31/2015	$10,229	$10,238
8/31/2015	$9,611	$9,620
9/30/2015	$9,370	$9,382
10/31/2015	$10,158	$10,174
11/30/2015	$10,187	$10,204
12/31/2015	$10,023	$10,043
1/31/2016	$9,525	$9,545
2/29/2016	$9,511	$9,532
3/31/2016	$10,154	$10,178
4/30/2016	$10,192	$10,218
5/31/2016	$10,372	$10,401
6/30/2016	$10,397	$10,428
7/31/2016	$10,778	$10,813
8/31/2016	$10,791	$10,828
9/30/2016	$10,791	$10,830
10/31/2016	$10,592	$10,632
11/30/2016	$10,981	$11,026
12/31/2016	$11,196	$11,244
1/31/2017	$11,406	$11,457
2/28/2017	$11,856	$11,912
3/31/2017	$11,869	$11,926
4/30/2017	$11,988	$12,049
5/31/2017	$12,154	$12,218
6/30/2017	$12,227	$12,294
7/31/2017	$12,476	$12,547
8/31/2017	$12,510	$12,586
9/30/2017	$12,766	$12,845
10/31/2017	$13,064	$13,145
11/30/2017	$13,462	$13,548
12/31/2017	$13,607	$13,699
1/31/2018	$14,383	$14,483
2/28/2018	$13,852	$13,949
3/31/2018	$13,497	$13,595
4/30/2018	$13,545	$13,647
5/31/2018	$13,867	$13,976
6/30/2018	$13,949	$14,062
7/31/2018	$14,465	$14,585
8/31/2018	$14,933	$15,060
9/30/2018	$15,015	$15,146
10/31/2018	$13,984	$14,111
11/30/2018	$14,268	$14,398
12/31/2018	$12,976	$13,098
1/31/2019	$14,016	$14,148
2/28/2019	$14,462	$14,602
3/31/2019	$14,739	$14,886
4/30/2019	$15,333	$15,489
5/31/2019	$14,356	$14,504
6/30/2019	$15,365	$15,526
7/31/2019	$15,582	$15,750
8/31/2019	$15,333	$15,500
9/30/2019	$15,616	$15,790
10/31/2019	$15,950	$16,132
11/30/2019	$16,527	$16,718
12/31/2019	$17,020	$17,222
1/31/2020	$17,009	$17,216
2/29/2020	$15,606	$15,798
3/31/2020	$13,648	$13,847
4/30/2020	$15,392	$15,622
5/31/2020	$16,114	$16,366
6/30/2020	$16,428	$16,692
7/31/2020	$17,353	$17,633
8/31/2020	$18,595	$18,900
9/30/2020	$17,884	$18,182
10/31/2020	$17,406	$17,699
11/30/2020	$19,310	$19,636
12/31/2020	$20,045	$20,391
1/31/2021	$19,839	$20,185
2/28/2021	$20,383	$20,742
3/31/2021	$21,273	$21,650
4/30/2021	$22,401	$22,806
5/31/2021	$22,554	$22,965
6/30/2021	$23,077	$23,501
7/31/2021	$23,616	$24,059
8/31/2021	$24,331	$24,791
9/30/2021	$23,195	$23,638
10/31/2021	$24,814	$25,294
11/30/2021	$24,638	$25,119
12/31/2021	$25,737	$26,244
1/31/2022	$24,398	$24,886
2/28/2022	$23,663	$24,141
3/31/2022	$24,537	$25,038
4/30/2022	$22,391	$22,854
5/31/2022	$22,430	$22,896
6/30/2022	$20,577	$21,006
7/31/2022	$22,468	$22,943
8/31/2022	$21,547	$22,007
9/30/2022	$19,559	$19,981
10/31/2022	$21,139	$21,598
11/30/2022	$22,315	$22,805
12/31/2022	$21,018	$21,491
1/31/2023	$22,338	$22,842
2/28/2023	$21,789	$22,284
3/31/2023	$22,581	$23,103
4/30/2023	$22,930	$23,463
5/31/2023	$23,025	$23,565
6/30/2023	$24,541	$25,122
7/31/2023	$25,327	$25,929
8/31/2023	$24,916	$25,516
9/30/2023	$23,722	$24,300
10/31/2023	$23,220	$23,789
11/30/2023	$25,333	$25,961
12/31/2023	$26,479	$27,141
1/31/2024	$26,917	$27,597
2/29/2024	$28,352	$29,070
3/31/2024	$29,258	$30,006
4/30/2024	$28,056	$28,780
5/31/2024	$29,440	$30,207
6/30/2024	$30,488	$31,291
7/31/2024	$30,853	$31,672
8/31/2024	$31,593	$32,440
9/30/2024	$32,260	$33,133
10/31/2024	$31,963	$32,833
11/30/2024	$33,832	$34,760
12/31/2024	$33,016	$33,931
1/31/2025	$33,929	$34,876
2/28/2025	$33,479	$34,421
3/31/2025	$31,584	$32,482

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	7.95	18.27	12.19
S&P 500 Index (Strategy and Regulatory)	8.25	18.59	12.50

Material Change Date	Apr. 01, 2024
AssetsNet		$ 1,244,085,716
Holdings Count | Holding		505
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,244,085,716
# of portfolio holdings	505
Portfolio turnover rate	3%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	29.6
Financials	14.7
Health care	11.2
Consumer discretionary	10.3
Communication services	9.2
Industrials	8.5
Consumer staples	6.0
Energy	3.7
Utilities	2.5
Real estate	2.3
Materials	2.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.9
Microsoft Corp.	5.8
NVIDIA Corp.	5.5
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.6
Berkshire Hathaway, Inc. Class B	2.0
Alphabet, Inc. Class A	1.9
Broadcom, Inc.	1.6
Alphabet, Inc. Class C	1.5
Tesla, Inc.	1.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

Effective February 27, 2025, the Fund's strategy was amended to allow the Fund to become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.

Material Fund Change Strategies [Text Block]

Effective February 27, 2025, the Fund's strategy was amended to allow the Fund to become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000089460
Shareholder Report [Line Items]
Fund Name		Precious Metals Fund
Class Name		Institutional Class
Trading Symbol		EKWYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$102	0.79%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The price of gold rose 40.1% during the period while gold-mining stocks outperformed the price of gold. Increased tariffs, rising trade tensions, stronger inflation, and increased risks to economic growth caused U.S. Treasury yields to fall by 60 basis points (bps; 100 bps equal 1.00%) and the trade-weighted U.S. dollar to weaken by 5% during the last quarter of the reporting period.

Two of the Fund’s top contributors were Lundin Gold, Inc. and Torex Gold Resources, Inc. Lundin outperformed on news of better-than-expected operating results. Torex outperformed on news that construction of its Media Luna Mine in Mexico was completed on budget. The Fund’s underweights to Barrick Gold Corp. and Newmont Corp. significantly enhanced results, as both companies provided disappointing 2025 operating outlooks.

One of the Fund’s top detractors was Endeavour Mining PLC. Endeavour underperformed on news that the commissioning of its Massawa Mine in Senegal was being delayed. The Fund’s underweights to Agnico Eagle Mines Ltd. and Evolution Mining PLC also detracted from results.

While we adjusted individual holdings, we did not make material changes to the portfolio.

Line Graph [Table Text Block]
	Institutional Class	FTSE Gold Mines Index	S&P 500 Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$10,839	$11,120	$10,096
5/31/2015	$10,699	$10,753	$10,226
6/30/2015	$9,908	$9,805	$10,028
7/31/2015	$8,040	$7,668	$10,238
8/31/2015	$8,278	$7,753	$9,620
9/30/2015	$8,067	$7,627	$9,382
10/31/2015	$8,735	$8,428	$10,174
11/30/2015	$8,026	$7,758	$10,204
12/31/2015	$7,988	$7,886	$10,043
1/31/2016	$8,200	$8,540	$9,545
2/29/2016	$10,733	$11,483	$9,532
3/31/2016	$11,323	$12,065	$10,178
4/30/2016	$14,405	$15,322	$10,218
5/31/2016	$12,680	$13,566	$10,401
6/30/2016	$15,568	$16,659	$10,428
7/31/2016	$16,901	$18,147	$10,813
8/31/2016	$14,381	$15,017	$10,828
9/30/2016	$14,903	$15,659	$10,830
10/31/2016	$13,757	$14,550	$10,632
11/30/2016	$11,480	$12,252	$11,026
12/31/2016	$11,651	$12,674	$11,244
1/31/2017	$13,243	$14,212	$11,457
2/28/2017	$12,689	$13,919	$11,912
3/31/2017	$12,624	$13,796	$11,926
4/30/2017	$12,312	$13,533	$12,049
5/31/2017	$12,624	$13,655	$12,218
6/30/2017	$12,464	$13,154	$12,294
7/31/2017	$12,772	$13,684	$12,547
8/31/2017	$13,583	$14,716	$12,586
9/30/2017	$12,679	$13,759	$12,845
10/31/2017	$12,243	$13,255	$13,145
11/30/2017	$12,122	$13,317	$13,548
12/31/2017	$12,816	$13,970	$13,699
1/31/2018	$12,767	$14,368	$14,483
2/28/2018	$11,414	$12,724	$13,949
3/31/2018	$11,705	$13,114	$13,595
4/30/2018	$11,895	$13,230	$13,647
5/31/2018	$11,934	$13,167	$13,976
6/30/2018	$11,994	$13,125	$14,062
7/31/2018	$11,470	$12,464	$14,585
8/31/2018	$10,004	$10,837	$15,060
9/30/2018	$9,994	$10,825	$15,146
10/31/2018	$10,064	$11,204	$14,111
11/30/2018	$9,951	$11,391	$14,398
12/31/2018	$11,206	$12,567	$13,098
1/31/2019	$12,096	$13,544	$14,148
2/28/2019	$12,060	$13,238	$14,602
3/31/2019	$12,152	$13,414	$14,886
4/30/2019	$11,350	$12,429	$15,489
5/31/2019	$11,783	$12,965	$14,504
6/30/2019	$13,864	$15,743	$15,526
7/31/2019	$14,335	$16,332	$15,750
8/31/2019	$16,082	$18,226	$15,500
9/30/2019	$14,465	$16,482	$15,790
10/31/2019	$14,974	$17,143	$16,132
11/30/2019	$14,584	$16,286	$16,718
12/31/2019	$15,774	$17,931	$17,222
1/31/2020	$15,683	$17,816	$17,216
2/29/2020	$14,327	$16,554	$15,798
3/31/2020	$12,690	$15,031	$13,847
4/30/2020	$17,592	$20,965	$15,622
5/31/2020	$18,689	$21,371	$16,366
6/30/2020	$19,928	$22,965	$16,692
7/31/2020	$23,167	$26,868	$17,633
8/31/2020	$22,529	$26,503	$18,900
9/30/2020	$21,131	$24,721	$18,182
10/31/2020	$20,337	$23,606	$17,699
11/30/2020	$18,714	$21,449	$19,636
12/31/2020	$19,679	$22,404	$20,391
1/31/2021	$18,693	$21,642	$20,185
2/28/2021	$16,596	$19,024	$20,742
3/31/2021	$17,175	$19,898	$21,650
4/30/2021	$18,179	$20,990	$22,806
5/31/2021	$20,549	$24,152	$22,965
6/30/2021	$17,772	$20,429	$23,501
7/31/2021	$18,459	$21,029	$24,059
8/31/2021	$17,481	$19,634	$24,791
9/30/2021	$15,887	$17,995	$23,638
10/31/2021	$17,301	$19,089	$25,294
11/30/2021	$17,268	$19,321	$25,119
12/31/2021	$17,557	$20,079	$26,244
1/31/2022	$16,484	$18,776	$24,886
2/28/2022	$18,582	$21,147	$24,141
3/31/2022	$20,317	$23,711	$25,038
4/30/2022	$18,820	$21,800	$22,854
5/31/2022	$17,151	$19,792	$22,896
6/30/2022	$15,009	$16,876	$21,006
7/31/2022	$14,584	$15,379	$22,943
8/31/2022	$13,358	$14,260	$22,007
9/30/2022	$13,526	$14,469	$19,981
10/31/2022	$13,490	$14,449	$21,598
11/30/2022	$16,067	$16,946	$22,805
12/31/2022	$16,251	$17,501	$21,491
1/31/2023	$18,058	$19,558	$22,842
2/28/2023	$15,735	$16,530	$22,284
3/31/2023	$18,368	$19,623	$23,103
4/30/2023	$19,105	$20,519	$23,463
5/31/2023	$17,957	$18,710	$23,565
6/30/2023	$17,313	$18,426	$25,122
7/31/2023	$17,904	$19,021	$25,929
8/31/2023	$16,846	$17,609	$25,516
9/30/2023	$15,518	$16,201	$24,300
10/31/2023	$16,135	$17,281	$23,789
11/30/2023	$17,852	$19,261	$25,961
12/31/2023	$17,740	$19,673	$27,141
1/31/2024	$16,289	$17,395	$27,597
2/29/2024	$15,369	$16,116	$29,070
3/31/2024	$18,234	$19,399	$30,006
4/30/2024	$18,862	$20,529	$28,780
5/31/2024	$20,242	$21,525	$30,207
6/30/2024	$19,573	$21,051	$31,291
7/31/2024	$21,783	$23,875	$31,672
8/31/2024	$22,797	$25,106	$32,440
9/30/2024	$23,496	$25,677	$33,133
10/31/2024	$24,424	$25,303	$32,833
11/30/2024	$23,380	$23,687	$34,760
12/31/2024	$21,579	$21,438	$33,931
1/31/2025	$24,515	$25,128	$34,876
2/28/2025	$25,192	$25,402	$34,421
3/31/2025	$28,876	$29,538	$32,482

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	58.37	17.87	11.19
FTSE Gold Mines Index (Strategy)	52.27	14.47	11.44
S&P 500 Index (Regulatory)	8.25	18.59	12.50

AssetsNet		$ 525,013,273
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 2,137,406
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Consolidated Total net assets	$525,013,273
Consolidated # of portfolio holdings	48
Consolidated Portfolio turnover rate	14%
Consolidated Total advisory fees paid	$2,137,406

Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	70.0
United States	15.6
United Kingdom	7.4
South Africa	3.9
Australia	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	6.7
Kinross Gold Corp.	5.8
Alamos Gold, Inc. Class A	5.5
Newmont Corp.-U.S. Exchange Traded Shares	5.4
Lundin Gold, Inc.	5.4
Gold Bullion	4.6
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares	4.3
Barrick Gold Corp.	3.8
Gold Fields Ltd. ADR	3.7
Endeavour Mining PLC	3.7

Material Fund Change [Text Block]
C000089459
Shareholder Report [Line Items]
Fund Name		Precious Metals Fund
Class Name		Class C
Trading Symbol		EKWCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$236	1.84%

Expenses Paid, Amount		$ 236
Expense Ratio, Percent		1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The price of gold rose 40.1% during the period while gold-mining stocks outperformed the price of gold. Increased tariffs, rising trade tensions, stronger inflation, and increased risks to economic growth caused U.S. Treasury yields to fall by 60 basis points (bps; 100 bps equal 1.00%) and the trade-weighted U.S. dollar to weaken by 5% during the last quarter of the reporting period.

Two of the Fund’s top contributors were Lundin Gold, Inc. and Torex Gold Resources, Inc. Lundin outperformed on news of better-than-expected operating results. Torex outperformed on news that construction of its Media Luna Mine in Mexico was completed on budget. The Fund’s underweights to Barrick Gold Corp. and Newmont Corp. significantly enhanced results, as both companies provided disappointing 2025 operating outlooks.

One of the Fund’s top detractors was Endeavour Mining PLC. Endeavour underperformed on news that the commissioning of its Massawa Mine in Senegal was being delayed. The Fund’s underweights to Agnico Eagle Mines Ltd. and Evolution Mining PLC also detracted from results.

While we adjusted individual holdings, we did not make material changes to the portfolio.

Line Graph [Table Text Block]
	Class C with Load	FTSE Gold Mines Index	S&P 500 Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$10,832	$11,120	$10,096
5/31/2015	$10,682	$10,753	$10,226
6/30/2015	$9,884	$9,805	$10,028
7/31/2015	$8,013	$7,668	$10,238
8/31/2015	$8,244	$7,753	$9,620
9/30/2015	$8,025	$7,627	$9,382
10/31/2015	$8,683	$8,428	$10,174
11/30/2015	$7,975	$7,758	$10,204
12/31/2015	$7,928	$7,886	$10,043
1/31/2016	$8,132	$8,540	$9,545
2/29/2016	$10,631	$11,483	$9,532
3/31/2016	$11,205	$12,065	$10,178
4/30/2016	$14,174	$15,322	$10,218
5/31/2016	$12,534	$13,566	$10,401
6/30/2016	$15,379	$16,659	$10,428
7/31/2016	$16,681	$18,147	$10,813
8/31/2016	$14,182	$15,017	$10,828
9/30/2016	$14,682	$15,659	$10,830
10/31/2016	$13,543	$14,550	$10,632
11/30/2016	$11,290	$12,252	$11,026
12/31/2016	$11,447	$12,674	$11,244
1/31/2017	$12,998	$14,212	$11,457
2/28/2017	$12,447	$13,919	$11,912
3/31/2017	$12,373	$13,796	$11,926
4/30/2017	$12,057	$13,533	$12,049
5/31/2017	$12,350	$13,655	$12,218
6/30/2017	$12,184	$13,154	$12,294
7/31/2017	$12,474	$13,684	$12,547
8/31/2017	$13,253	$14,716	$12,586
9/30/2017	$12,362	$13,759	$12,845
10/31/2017	$11,926	$13,255	$13,145
11/30/2017	$11,795	$13,317	$13,548
12/31/2017	$12,462	$13,970	$13,699
1/31/2018	$12,403	$14,368	$14,483
2/28/2018	$11,080	$12,724	$13,949
3/31/2018	$11,353	$13,114	$13,595
4/30/2018	$11,525	$13,230	$13,647
5/31/2018	$11,552	$13,167	$13,976
6/30/2018	$11,599	$13,125	$14,062
7/31/2018	$11,084	$12,464	$14,585
8/31/2018	$9,659	$10,837	$15,060
9/30/2018	$9,640	$10,825	$15,146
10/31/2018	$9,698	$11,204	$14,111
11/30/2018	$9,585	$11,391	$14,398
12/31/2018	$10,780	$12,567	$13,098
1/31/2019	$11,626	$13,544	$14,148
2/28/2019	$11,584	$13,238	$14,602
3/31/2019	$11,662	$13,414	$14,886
4/30/2019	$10,881	$12,429	$15,489
5/31/2019	$11,287	$12,965	$14,504
6/30/2019	$13,270	$15,743	$15,526
7/31/2019	$13,707	$16,332	$15,750
8/31/2019	$15,365	$18,226	$15,500
9/30/2019	$13,808	$16,482	$15,790
10/31/2019	$14,280	$17,143	$16,132
11/30/2019	$13,898	$16,286	$16,718
12/31/2019	$15,018	$17,931	$17,222
1/31/2020	$14,920	$17,816	$17,216
2/29/2020	$13,617	$16,554	$15,798
3/31/2020	$12,048	$15,031	$13,847
4/30/2020	$16,692	$20,965	$15,622
5/31/2020	$17,715	$21,371	$16,366
6/30/2020	$18,874	$22,965	$16,692
7/31/2020	$21,922	$26,868	$17,633
8/31/2020	$21,298	$26,503	$18,900
9/30/2020	$19,963	$24,721	$18,182
10/31/2020	$19,194	$23,606	$17,699
11/30/2020	$17,645	$21,449	$19,636
12/31/2020	$18,538	$22,404	$20,391
1/31/2021	$17,594	$21,642	$20,185
2/28/2021	$15,607	$19,024	$20,742
3/31/2021	$16,138	$19,898	$21,650
4/30/2021	$17,063	$20,990	$22,806
5/31/2021	$19,276	$24,152	$22,965
6/30/2021	$16,657	$20,429	$23,501
7/31/2021	$17,286	$21,029	$24,059
8/31/2021	$16,353	$19,634	$24,791
9/30/2021	$14,850	$17,995	$23,638
10/31/2021	$16,158	$19,089	$25,294
11/30/2021	$16,111	$19,321	$25,119
12/31/2021	$16,366	$20,079	$26,244
1/31/2022	$15,357	$18,776	$24,886
2/28/2022	$17,297	$21,147	$24,141
3/31/2022	$18,893	$23,711	$25,038
4/30/2022	$17,485	$21,800	$22,854
5/31/2022	$15,920	$19,792	$22,896
6/30/2022	$13,917	$16,876	$21,006
7/31/2022	$13,515	$15,379	$22,943
8/31/2022	$12,365	$14,260	$22,007
9/30/2022	$12,513	$14,469	$19,981
10/31/2022	$12,466	$14,449	$21,598
11/30/2022	$14,837	$16,946	$22,805
12/31/2022	$14,994	$17,501	$21,491
1/31/2023	$16,647	$19,558	$22,842
2/28/2023	$14,492	$16,530	$22,284
3/31/2023	$16,898	$19,623	$23,103
4/30/2023	$17,571	$20,519	$23,463
5/31/2023	$16,512	$18,710	$23,565
6/30/2023	$15,917	$18,426	$25,122
7/31/2023	$16,456	$19,021	$25,929
8/31/2023	$15,479	$17,609	$25,516
9/30/2023	$14,256	$16,201	$24,300
10/31/2023	$14,816	$17,281	$23,789
11/30/2023	$16,390	$19,261	$25,961
12/31/2023	$16,285	$19,673	$27,141
1/31/2024	$14,946	$17,395	$27,597
2/29/2024	$14,101	$16,116	$29,070
3/31/2024	$16,723	$19,399	$30,006
4/30/2024	$17,297	$20,529	$28,780
5/31/2024	$18,555	$21,525	$30,207
6/30/2024	$17,942	$21,051	$31,291
7/31/2024	$19,961	$23,875	$31,672
8/31/2024	$20,886	$25,106	$32,440
9/30/2024	$21,523	$25,677	$33,133
10/31/2024	$22,365	$25,303	$32,833
11/30/2024	$21,404	$23,687	$34,760
12/31/2024	$19,749	$21,438	$33,931
1/31/2025	$22,431	$25,128	$34,876
2/28/2025	$23,046	$25,402	$34,421
3/31/2025	$26,409	$29,538	$32,482

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	56.70	16.65	10.20
Class C with Load	55.70	16.65	10.20
FTSE Gold Mines Index (Strategy)	52.27	14.47	11.44
S&P 500 Index (Regulatory)	8.25	18.59	12.50

AssetsNet		$ 525,013,273
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 2,137,406
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Consolidated Total net assets	$525,013,273
Consolidated # of portfolio holdings	48
Consolidated Portfolio turnover rate	14%
Consolidated Total advisory fees paid	$2,137,406

Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	70.0
United States	15.6
United Kingdom	7.4
South Africa	3.9
Australia	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	6.7
Kinross Gold Corp.	5.8
Alamos Gold, Inc. Class A	5.5
Newmont Corp.-U.S. Exchange Traded Shares	5.4
Lundin Gold, Inc.	5.4
Gold Bullion	4.6
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares	4.3
Barrick Gold Corp.	3.8
Gold Fields Ltd. ADR	3.7
Endeavour Mining PLC	3.7

Material Fund Change [Text Block]
C000089457
Shareholder Report [Line Items]
Fund Name		Precious Metals Fund
Class Name		Class A
Trading Symbol		EKWAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$139	1.08%

Expenses Paid, Amount		$ 139
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The price of gold rose 40.1% during the period while gold-mining stocks outperformed the price of gold. Increased tariffs, rising trade tensions, stronger inflation, and increased risks to economic growth caused U.S. Treasury yields to fall by 60 basis points (bps; 100 bps equal 1.00%) and the trade-weighted U.S. dollar to weaken by 5% during the last quarter of the reporting period.

Two of the Fund’s top contributors were Lundin Gold, Inc. and Torex Gold Resources, Inc. Lundin outperformed on news of better-than-expected operating results. Torex outperformed on news that construction of its Media Luna Mine in Mexico was completed on budget. The Fund’s underweights to Barrick Gold Corp. and Newmont Corp. significantly enhanced results, as both companies provided disappointing 2025 operating outlooks.

One of the Fund’s top detractors was Endeavour Mining PLC. Endeavour underperformed on news that the commissioning of its Massawa Mine in Senegal was being delayed. The Fund’s underweights to Agnico Eagle Mines Ltd. and Evolution Mining PLC also detracted from results.

While we adjusted individual holdings, we did not make material changes to the portfolio.

Line Graph [Table Text Block]
	Class A with Load	FTSE Gold Mines Index	S&P 500 Index
3/31/2015	$9,425	$10,000	$10,000
4/30/2015	$10,215	$11,120	$10,096
5/31/2015	$10,081	$10,753	$10,226
6/30/2015	$9,334	$9,805	$10,028
7/31/2015	$7,572	$7,668	$10,238
8/31/2015	$7,793	$7,753	$9,620
9/30/2015	$7,591	$7,627	$9,382
10/31/2015	$8,218	$8,428	$10,174
11/30/2015	$7,552	$7,758	$10,204
12/31/2015	$7,513	$7,886	$10,043
1/31/2016	$7,711	$8,540	$9,545
2/29/2016	$10,088	$11,483	$9,532
3/31/2016	$10,640	$12,065	$10,178
4/30/2016	$13,469	$15,322	$10,218
5/31/2016	$11,918	$13,566	$10,401
6/30/2016	$14,629	$16,659	$10,428
7/31/2016	$15,878	$18,147	$10,813
8/31/2016	$13,508	$15,017	$10,828
9/30/2016	$13,992	$15,659	$10,830
10/31/2016	$12,916	$14,550	$10,632
11/30/2016	$10,774	$12,252	$11,026
12/31/2016	$10,932	$12,674	$11,244
1/31/2017	$12,422	$14,212	$11,457
2/28/2017	$11,899	$13,919	$11,912
3/31/2017	$11,836	$13,796	$11,926
4/30/2017	$11,540	$13,533	$12,049
5/31/2017	$11,830	$13,655	$12,218
6/30/2017	$11,678	$13,154	$12,294
7/31/2017	$11,965	$13,684	$12,547
8/31/2017	$12,718	$14,716	$12,586
9/30/2017	$11,869	$13,759	$12,845
10/31/2017	$11,458	$13,255	$13,145
11/30/2017	$11,340	$13,317	$13,548
12/31/2017	$11,989	$13,970	$13,699
1/31/2018	$11,942	$14,368	$14,483
2/28/2018	$10,671	$12,724	$13,949
3/31/2018	$10,942	$13,114	$13,595
4/30/2018	$11,115	$13,230	$13,647
5/31/2018	$11,148	$13,167	$13,976
6/30/2018	$11,202	$13,125	$14,062
7/31/2018	$10,711	$12,464	$14,585
8/31/2018	$9,340	$10,837	$15,060
9/30/2018	$9,327	$10,825	$15,146
10/31/2018	$9,390	$11,204	$14,111
11/30/2018	$9,284	$11,391	$14,398
12/31/2018	$10,451	$12,567	$13,098
1/31/2019	$11,278	$13,544	$14,148
2/28/2019	$11,242	$13,238	$14,602
3/31/2019	$11,322	$13,414	$14,886
4/30/2019	$10,575	$12,429	$15,489
5/31/2019	$10,975	$12,965	$14,504
6/30/2019	$12,910	$15,743	$15,526
7/31/2019	$13,343	$16,332	$15,750
8/31/2019	$14,968	$18,226	$15,500
9/30/2019	$13,460	$16,482	$15,790
10/31/2019	$13,927	$17,143	$16,132
11/30/2019	$13,563	$16,286	$16,718
12/31/2019	$14,668	$17,931	$17,222
1/31/2020	$14,578	$17,816	$17,216
2/29/2020	$13,315	$16,554	$15,798
3/31/2020	$11,789	$15,031	$13,847
4/30/2020	$16,341	$20,965	$15,622
5/31/2020	$17,356	$21,371	$16,366
6/30/2020	$18,499	$22,965	$16,692
7/31/2020	$21,504	$26,868	$17,633
8/31/2020	$20,906	$26,503	$18,900
9/30/2020	$19,604	$24,721	$18,182
10/31/2020	$18,863	$23,606	$17,699
11/30/2020	$17,353	$21,449	$19,636
12/31/2020	$18,241	$22,404	$20,391
1/31/2021	$17,323	$21,642	$20,185
2/28/2021	$15,378	$19,024	$20,742
3/31/2021	$15,910	$19,898	$21,650
4/30/2021	$16,835	$20,990	$22,806
5/31/2021	$19,028	$24,152	$22,965
6/30/2021	$16,449	$20,429	$23,501
7/31/2021	$17,082	$21,029	$24,059
8/31/2021	$16,171	$19,634	$24,791
9/30/2021	$14,697	$17,995	$23,638
10/31/2021	$15,998	$19,089	$25,294
11/30/2021	$15,964	$19,321	$25,119
12/31/2021	$16,224	$20,079	$26,244
1/31/2022	$15,234	$18,776	$24,886
2/28/2022	$17,169	$21,147	$24,141
3/31/2022	$18,767	$23,711	$25,038
4/30/2022	$17,379	$21,800	$22,854
5/31/2022	$15,832	$19,792	$22,896
6/30/2022	$13,849	$16,876	$21,006
7/31/2022	$13,458	$15,379	$22,943
8/31/2022	$12,320	$14,260	$22,007
9/30/2022	$12,475	$14,469	$19,981
10/31/2022	$12,440	$14,449	$21,598
11/30/2022	$14,812	$16,946	$22,805
12/31/2022	$14,978	$17,501	$21,491
1/31/2023	$16,638	$19,558	$22,842
2/28/2023	$14,494	$16,530	$22,284
3/31/2023	$16,915	$19,623	$23,103
4/30/2023	$17,588	$20,519	$23,463
5/31/2023	$16,529	$18,710	$23,565
6/30/2023	$15,933	$18,426	$25,122
7/31/2023	$16,473	$19,021	$25,929
8/31/2023	$15,494	$17,609	$25,516
9/30/2023	$14,270	$16,201	$24,300
10/31/2023	$14,831	$17,281	$23,789
11/30/2023	$16,406	$19,261	$25,961
12/31/2023	$16,301	$19,673	$27,141
1/31/2024	$14,961	$17,395	$27,597
2/29/2024	$14,115	$16,116	$29,070
3/31/2024	$16,739	$19,399	$30,006
4/30/2024	$17,315	$20,529	$28,780
5/31/2024	$18,574	$21,525	$30,207
6/30/2024	$17,960	$21,051	$31,291
7/31/2024	$19,981	$23,875	$31,672
8/31/2024	$20,907	$25,106	$32,440
9/30/2024	$21,545	$25,677	$33,133
10/31/2024	$22,387	$25,303	$32,833
11/30/2024	$21,426	$23,687	$34,760
12/31/2024	$19,769	$21,438	$33,931
1/31/2025	$22,453	$25,128	$34,876
2/28/2025	$23,069	$25,402	$34,421
3/31/2025	$26,436	$29,538	$32,482

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	57.89	17.53	10.86
Class A with Load	48.82	16.15	10.21
FTSE Gold Mines Index (Strategy)	52.27	14.47	11.44
S&P 500 Index (Regulatory)	8.25	18.59	12.50

AssetsNet		$ 525,013,273
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 2,137,406
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Consolidated Total net assets	$525,013,273
Consolidated # of portfolio holdings	48
Consolidated Portfolio turnover rate	14%
Consolidated Total advisory fees paid	$2,137,406

Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	70.0
United States	15.6
United Kingdom	7.4
South Africa	3.9
Australia	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	6.7
Kinross Gold Corp.	5.8
Alamos Gold, Inc. Class A	5.5
Newmont Corp.-U.S. Exchange Traded Shares	5.4
Lundin Gold, Inc.	5.4
Gold Bullion	4.6
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares	4.3
Barrick Gold Corp.	3.8
Gold Fields Ltd. ADR	3.7
Endeavour Mining PLC	3.7

Material Fund Change [Text Block]
C000092800
Shareholder Report [Line Items]
Fund Name		Precious Metals Fund
Class Name		Administrator Class
Trading Symbol		EKWDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$123	0.95%

Expenses Paid, Amount		$ 123
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The price of gold rose 40.1% during the period while gold-mining stocks outperformed the price of gold. Increased tariffs, rising trade tensions, stronger inflation, and increased risks to economic growth caused U.S. Treasury yields to fall by 60 basis points (bps; 100 bps equal 1.00%) and the trade-weighted U.S. dollar to weaken by 5% during the last quarter of the reporting period.

Two of the Fund’s top contributors were Lundin Gold, Inc. and Torex Gold Resources, Inc. Lundin outperformed on news of better-than-expected operating results. Torex outperformed on news that construction of its Media Luna Mine in Mexico was completed on budget. The Fund’s underweights to Barrick Gold Corp. and Newmont Corp. significantly enhanced results, as both companies provided disappointing 2025 operating outlooks.

One of the Fund’s top detractors was Endeavour Mining PLC. Endeavour underperformed on news that the commissioning of its Massawa Mine in Senegal was being delayed. The Fund’s underweights to Agnico Eagle Mines Ltd. and Evolution Mining PLC also detracted from results.

While we adjusted individual holdings, we did not make material changes to the portfolio.

Line Graph [Table Text Block]
	Administrator Class	FTSE Gold Mines Index	S&P 500 Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$10,840	$11,120	$10,096
5/31/2015	$10,696	$10,753	$10,226
6/30/2015	$9,904	$9,805	$10,028
7/31/2015	$8,036	$7,668	$10,238
8/31/2015	$8,272	$7,753	$9,620
9/30/2015	$8,060	$7,627	$9,382
10/31/2015	$8,728	$8,428	$10,174
11/30/2015	$8,019	$7,758	$10,204
12/31/2015	$7,981	$7,886	$10,043
1/31/2016	$8,190	$8,540	$9,545
2/29/2016	$10,720	$11,483	$9,532
3/31/2016	$11,306	$12,065	$10,178
4/30/2016	$14,313	$15,322	$10,218
5/31/2016	$12,664	$13,566	$10,401
6/30/2016	$15,547	$16,659	$10,428
7/31/2016	$16,877	$18,147	$10,813
8/31/2016	$14,361	$15,017	$10,828
9/30/2016	$14,875	$15,659	$10,830
10/31/2016	$13,733	$14,550	$10,632
11/30/2016	$11,457	$12,252	$11,026
12/31/2016	$11,626	$12,674	$11,244
1/31/2017	$13,213	$14,212	$11,457
2/28/2017	$12,658	$13,919	$11,912
3/31/2017	$12,592	$13,796	$11,926
4/30/2017	$12,279	$13,533	$12,049
5/31/2017	$12,588	$13,655	$12,218
6/30/2017	$12,428	$13,154	$12,294
7/31/2017	$12,734	$13,684	$12,547
8/31/2017	$13,540	$14,716	$12,586
9/30/2017	$12,637	$13,759	$12,845
10/31/2017	$12,199	$13,255	$13,145
11/30/2017	$12,078	$13,317	$13,548
12/31/2017	$12,769	$13,970	$13,699
1/31/2018	$12,720	$14,368	$14,483
2/28/2018	$11,367	$12,724	$13,949
3/31/2018	$11,659	$13,114	$13,595
4/30/2018	$11,846	$13,230	$13,647
5/31/2018	$11,881	$13,167	$13,976
6/30/2018	$11,938	$13,125	$14,062
7/31/2018	$11,416	$12,464	$14,585
8/31/2018	$9,958	$10,837	$15,060
9/30/2018	$9,944	$10,825	$15,146
10/31/2018	$10,010	$11,204	$14,111
11/30/2018	$9,901	$11,391	$14,398
12/31/2018	$11,145	$12,567	$13,098
1/31/2019	$12,029	$13,544	$14,148
2/28/2019	$11,994	$13,238	$14,602
3/31/2019	$12,082	$13,414	$14,886
4/30/2019	$11,282	$12,429	$15,489
5/31/2019	$11,712	$12,965	$14,504
6/30/2019	$13,777	$15,743	$15,526
7/31/2019	$14,242	$16,332	$15,750
8/31/2019	$15,979	$18,226	$15,500
9/30/2019	$14,369	$16,482	$15,790
10/31/2019	$14,873	$17,143	$16,132
11/30/2019	$14,485	$16,286	$16,718
12/31/2019	$15,664	$17,931	$17,222
1/31/2020	$15,572	$17,816	$17,216
2/29/2020	$14,223	$16,554	$15,798
3/31/2020	$12,595	$15,031	$13,847
4/30/2020	$17,462	$20,965	$15,622
5/31/2020	$18,546	$21,371	$16,366
6/30/2020	$19,772	$22,965	$16,692
7/31/2020	$22,986	$26,868	$17,633
8/31/2020	$22,350	$26,503	$18,900
9/30/2020	$20,962	$24,721	$18,182
10/31/2020	$20,171	$23,606	$17,699
11/30/2020	$18,557	$21,449	$19,636
12/31/2020	$19,510	$22,404	$20,391
1/31/2021	$18,529	$21,642	$20,185
2/28/2021	$16,448	$19,024	$20,742
3/31/2021	$17,020	$19,898	$21,650
4/30/2021	$18,011	$20,990	$22,806
5/31/2021	$20,362	$24,152	$22,965
6/30/2021	$17,605	$20,429	$23,501
7/31/2021	$18,285	$21,029	$24,059
8/31/2021	$17,311	$19,634	$24,791
9/30/2021	$15,733	$17,995	$23,638
10/31/2021	$17,127	$19,089	$25,294
11/30/2021	$17,095	$19,321	$25,119
12/31/2021	$17,377	$20,079	$26,244
1/31/2022	$16,318	$18,776	$24,886
2/28/2022	$18,392	$21,147	$24,141
3/31/2022	$20,104	$23,711	$25,038
4/30/2022	$18,618	$21,800	$22,854
5/31/2022	$16,964	$19,792	$22,896
6/30/2022	$14,843	$16,876	$21,006
7/31/2022	$14,427	$15,379	$22,943
8/31/2022	$13,207	$14,260	$22,007
9/30/2022	$13,375	$14,469	$19,981
10/31/2022	$13,338	$14,449	$21,598
11/30/2022	$15,883	$16,946	$22,805
12/31/2022	$16,062	$17,501	$21,491
1/31/2023	$17,845	$19,558	$22,842
2/28/2023	$15,548	$16,530	$22,284
3/31/2023	$18,143	$19,623	$23,103
4/30/2023	$18,871	$20,519	$23,463
5/31/2023	$17,737	$18,710	$23,565
6/30/2023	$17,099	$18,426	$25,122
7/31/2023	$17,677	$19,021	$25,929
8/31/2023	$16,633	$17,609	$25,516
9/30/2023	$15,316	$16,201	$24,300
10/31/2023	$15,924	$17,281	$23,789
11/30/2023	$17,618	$19,261	$25,961
12/31/2023	$17,506	$19,673	$27,141
1/31/2024	$16,070	$17,395	$27,597
2/29/2024	$15,160	$16,116	$29,070
3/31/2024	$17,983	$19,399	$30,006
4/30/2024	$18,602	$20,529	$28,780
5/31/2024	$19,960	$21,525	$30,207
6/30/2024	$19,299	$21,051	$31,291
7/31/2024	$21,474	$23,875	$31,672
8/31/2024	$22,469	$25,106	$32,440
9/30/2024	$23,159	$25,677	$33,133
10/31/2024	$24,069	$25,303	$32,833
11/30/2024	$23,036	$23,687	$34,760
12/31/2024	$21,259	$21,438	$33,931
1/31/2025	$24,145	$25,128	$34,876
2/28/2025	$24,811	$25,402	$34,421
3/31/2025	$28,438	$29,538	$32,482

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrator Class	58.14	17.69	11.02
FTSE Gold Mines Index (Strategy)	52.27	14.47	11.44
S&P 500 Index (Regulatory)	8.25	18.59	12.50

AssetsNet		$ 525,013,273
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 2,137,406
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Consolidated Total net assets	$525,013,273
Consolidated # of portfolio holdings	48
Consolidated Portfolio turnover rate	14%
Consolidated Total advisory fees paid	$2,137,406

Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	70.0
United States	15.6
United Kingdom	7.4
South Africa	3.9
Australia	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	6.7
Kinross Gold Corp.	5.8
Alamos Gold, Inc. Class A	5.5
Newmont Corp.-U.S. Exchange Traded Shares	5.4
Lundin Gold, Inc.	5.4
Gold Bullion	4.6
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares	4.3
Barrick Gold Corp.	3.8
Gold Fields Ltd. ADR	3.7
Endeavour Mining PLC	3.7

Material Fund Change [Text Block]
C000092810
Shareholder Report [Line Items]
Fund Name		Special Small Cap Value Fund
Class Name		Institutional Class
Trading Symbol		ESPNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Institutional Class is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$89	0.92%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities were volatile on inflation concerns, varying economic data, a new administration, tariff uncertainty, and competitive threats around artificial intelligence.

During the quarter, exposure to financials increased while the allocation to industrials decreased.

Mueller Industries, Inc., a top contributor, is an industrial manufacturer of vital goods. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. We believe Mueller’s resilient, strong free cash flow profile and its financial flexibility are underappreciated. Atkore, Inc., a large detractor, manufactures electrical raceway products. Atkore faced headwinds of decreases in selling prices, primarily PVC-related products, and margin pressure from Mexican-imported steel. We believe Atkore should be able to navigate its challenges because of its robust free cash flow generation, under-levered balance sheet, and strong market position. As tariffs are implemented and trade agreements are enforced, Atkore is positioned to benefit. We see Atkore as attractive from a reward/risk perspective.

Line Graph [Table Text Block]
	Institutional Class	Russell 2000® Value Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,769	$9,786	$10,045
5/31/2015	$9,790	$9,868	$10,184
6/30/2015	$9,906	$9,880	$10,014
7/31/2015	$9,696	$9,608	$10,181
8/31/2015	$9,298	$9,136	$9,567
9/30/2015	$8,928	$8,820	$9,288
10/31/2015	$9,465	$9,314	$10,021
11/30/2015	$9,683	$9,578	$10,077
12/31/2015	$9,202	$9,073	$9,870
1/31/2016	$8,752	$8,464	$9,313
2/29/2016	$8,941	$8,522	$9,310
3/31/2016	$9,621	$9,228	$9,966
4/30/2016	$9,734	$9,423	$10,028
5/31/2016	$10,019	$9,596	$10,207
6/30/2016	$10,019	$9,625	$10,228
7/31/2016	$10,444	$10,145	$10,634
8/31/2016	$10,716	$10,397	$10,661
9/30/2016	$10,729	$10,479	$10,678
10/31/2016	$10,458	$10,134	$10,447
11/30/2016	$11,570	$11,479	$10,914
12/31/2016	$11,907	$11,953	$11,127
1/31/2017	$11,935	$11,868	$11,337
2/28/2017	$11,995	$12,040	$11,758
3/31/2017	$11,942	$11,938	$11,766
4/30/2017	$12,020	$11,985	$11,891
5/31/2017	$11,773	$11,612	$12,013
6/30/2017	$12,090	$12,018	$12,121
7/31/2017	$12,076	$12,094	$12,350
8/31/2017	$11,742	$11,797	$12,373
9/30/2017	$12,600	$12,632	$12,675
10/31/2017	$12,801	$12,649	$12,952
11/30/2017	$13,272	$13,015	$13,345
12/31/2017	$13,271	$12,890	$13,478
1/31/2018	$13,650	$13,049	$14,189
2/28/2018	$12,847	$12,397	$13,666
3/31/2018	$13,115	$12,550	$13,392
4/30/2018	$13,144	$12,768	$13,442
5/31/2018	$13,590	$13,510	$13,822
6/30/2018	$13,743	$13,592	$13,912
7/31/2018	$14,078	$13,832	$14,374
8/31/2018	$14,461	$14,162	$14,879
9/30/2018	$14,092	$13,810	$14,903
10/31/2018	$12,724	$12,574	$13,806
11/30/2018	$12,877	$12,776	$14,083
12/31/2018	$11,491	$11,232	$12,772
1/31/2019	$12,749	$12,461	$13,868
2/28/2019	$13,358	$12,945	$14,356
3/31/2019	$13,049	$12,572	$14,566
4/30/2019	$13,530	$13,047	$15,147
5/31/2019	$12,705	$11,981	$14,167
6/30/2019	$13,522	$12,745	$15,162
7/31/2019	$13,578	$12,765	$15,387
8/31/2019	$13,029	$12,053	$15,074
9/30/2019	$13,622	$12,672	$15,338
10/31/2019	$13,775	$12,979	$15,668
11/30/2019	$14,267	$13,282	$16,264
12/31/2019	$14,765	$13,747	$16,734
1/31/2020	$14,221	$13,006	$16,715
2/29/2020	$12,668	$11,742	$15,347
3/31/2020	$9,807	$8,845	$13,236
4/30/2020	$10,959	$9,936	$14,989
5/31/2020	$11,323	$10,221	$15,791
6/30/2020	$11,523	$10,517	$16,152
7/31/2020	$11,785	$10,734	$17,069
8/31/2020	$12,263	$11,312	$18,306
9/30/2020	$11,683	$10,786	$17,639
10/31/2020	$12,038	$11,172	$17,258
11/30/2020	$13,943	$13,329	$19,358
12/31/2020	$14,980	$14,385	$20,229
1/31/2021	$15,458	$15,141	$20,139
2/28/2021	$16,976	$16,564	$20,768
3/31/2021	$17,906	$17,429	$21,513
4/30/2021	$18,432	$17,782	$22,622
5/31/2021	$18,811	$18,335	$22,725
6/30/2021	$18,469	$18,224	$23,285
7/31/2021	$17,980	$17,572	$23,679
8/31/2021	$18,490	$18,042	$24,354
9/30/2021	$17,959	$17,681	$23,262
10/31/2021	$18,667	$18,355	$24,835
11/30/2021	$18,136	$17,728	$24,457
12/31/2021	$19,196	$18,451	$25,420
1/31/2022	$18,283	$17,375	$23,924
2/28/2022	$18,494	$17,663	$23,322
3/31/2022	$18,419	$18,008	$24,078
4/30/2022	$17,406	$16,611	$21,917
5/31/2022	$17,695	$16,930	$21,888
6/30/2022	$16,208	$15,257	$20,057
7/31/2022	$17,384	$16,734	$21,938
8/31/2022	$16,726	$16,205	$21,120
9/30/2022	$14,839	$14,554	$19,161
10/31/2022	$16,502	$16,386	$20,733
11/30/2022	$17,432	$16,887	$21,815
12/31/2022	$16,588	$15,779	$20,537
1/31/2023	$18,230	$17,284	$21,952
2/28/2023	$18,048	$16,886	$21,439
3/31/2023	$17,110	$15,675	$22,012
4/30/2023	$16,812	$15,284	$22,247
5/31/2023	$16,396	$14,984	$22,333
6/30/2023	$17,988	$16,174	$23,858
7/31/2023	$18,813	$17,394	$24,713
8/31/2023	$18,361	$16,558	$24,236
9/30/2023	$17,563	$15,695	$23,082
10/31/2023	$16,704	$14,759	$22,470
11/30/2023	$17,848	$16,088	$24,565
12/31/2023	$19,744	$18,090	$25,868
1/31/2024	$19,266	$17,268	$26,155
2/29/2024	$20,169	$17,833	$27,571
3/31/2024	$21,178	$18,615	$28,460
4/30/2024	$19,973	$17,428	$27,208
5/31/2024	$20,695	$18,244	$28,493
6/30/2024	$19,969	$17,936	$29,375
7/31/2024	$21,742	$20,122	$29,922
8/31/2024	$21,355	$19,744	$30,573
9/30/2024	$21,355	$19,757	$31,205
10/31/2024	$20,867	$19,448	$30,976
11/30/2024	$22,794	$21,324	$33,037
12/31/2024	$21,103	$19,547	$32,027
1/31/2025	$21,318	$19,948	$33,038
2/28/2025	$20,705	$19,185	$32,405
3/31/2025	$19,772	$18,033	$30,515

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	(6.64)	15.06	7.05
Russell 2000® Value Index (Strategy)	(3.12)	15.31	6.07
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

AssetsNet		$ 4,609,846,494
Holdings Count | Holding		134
Advisory Fees Paid, Amount		$ 41,575,588
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$4,609,846,494
# of portfolio holdings	134
Portfolio turnover rate	22%
Total advisory fees paid	$41,575,588

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.3
Financials	23.2
Materials	17.4
Consumer staples	10.2
Information technology	6.5
Energy	5.2
Health care	4.8
Consumer discretionary	3.7
Real estate	1.5
Communication services	0.6
Utilities	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.2
Franklin Electric Co., Inc.	3.2
J&J Snack Foods Corp.	3.2
UMB Financial Corp.	3.1
Mueller Industries, Inc.	2.8
Eagle Materials, Inc.	2.6
Silgan Holdings, Inc.	2.2
Avient Corp.	2.2
Stewart Information Services Corp.	2.0
Alamo Group, Inc.	1.9

Material Fund Change [Text Block]
C000150670
Shareholder Report [Line Items]
Fund Name		Special Small Cap Value Fund
Class Name		Class R6
Trading Symbol		ESPRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class R6 is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$79	0.82%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities were volatile on inflation concerns, varying economic data, a new administration, tariff uncertainty, and competitive threats around artificial intelligence.

During the quarter, exposure to financials increased while the allocation to industrials decreased.

Mueller Industries, Inc., a top contributor, is an industrial manufacturer of vital goods. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. We believe Mueller’s resilient, strong free cash flow profile and its financial flexibility are underappreciated. Atkore, Inc., a large detractor, manufactures electrical raceway products. Atkore faced headwinds of decreases in selling prices, primarily PVC-related products, and margin pressure from Mexican-imported steel. We believe Atkore should be able to navigate its challenges because of its robust free cash flow generation, under-levered balance sheet, and strong market position. As tariffs are implemented and trade agreements are enforced, Atkore is positioned to benefit. We see Atkore as attractive from a reward/risk perspective.

Line Graph [Table Text Block]
	Class R6	Russell 2000® Value Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,769	$9,786	$10,045
5/31/2015	$9,793	$9,868	$10,184
6/30/2015	$9,910	$9,880	$10,014
7/31/2015	$9,699	$9,608	$10,181
8/31/2015	$9,298	$9,136	$9,567
9/30/2015	$8,930	$8,820	$9,288
10/31/2015	$9,469	$9,314	$10,021
11/30/2015	$9,682	$9,578	$10,077
12/31/2015	$9,203	$9,073	$9,870
1/31/2016	$8,753	$8,464	$9,313
2/29/2016	$8,942	$8,522	$9,310
3/31/2016	$9,622	$9,228	$9,966
4/30/2016	$9,736	$9,423	$10,028
5/31/2016	$10,024	$9,596	$10,207
6/30/2016	$10,021	$9,625	$10,228
7/31/2016	$10,450	$10,145	$10,634
8/31/2016	$10,718	$10,397	$10,661
9/30/2016	$10,736	$10,479	$10,678
10/31/2016	$10,464	$10,134	$10,447
11/30/2016	$11,577	$11,479	$10,914
12/31/2016	$11,914	$11,953	$11,127
1/31/2017	$11,943	$11,868	$11,337
2/28/2017	$12,003	$12,040	$11,758
3/31/2017	$11,953	$11,938	$11,766
4/30/2017	$12,031	$11,985	$11,891
5/31/2017	$11,784	$11,612	$12,013
6/30/2017	$12,105	$12,018	$12,121
7/31/2017	$12,087	$12,094	$12,350
8/31/2017	$11,752	$11,797	$12,373
9/30/2017	$12,612	$12,632	$12,675
10/31/2017	$12,816	$12,649	$12,952
11/30/2017	$13,288	$13,015	$13,345
12/31/2017	$13,287	$12,890	$13,478
1/31/2018	$13,667	$13,049	$14,189
2/28/2018	$12,866	$12,397	$13,666
3/31/2018	$13,131	$12,550	$13,392
4/30/2018	$13,164	$12,768	$13,442
5/31/2018	$13,612	$13,510	$13,822
6/30/2018	$13,764	$13,592	$13,912
7/31/2018	$14,103	$13,832	$14,374
8/31/2018	$14,487	$14,162	$14,879
9/30/2018	$14,118	$13,810	$14,903
10/31/2018	$12,747	$12,574	$13,806
11/30/2018	$12,900	$12,776	$14,083
12/31/2018	$11,513	$11,232	$12,772
1/31/2019	$12,775	$12,461	$13,868
2/28/2019	$13,386	$12,945	$14,356
3/31/2019	$13,076	$12,572	$14,566
4/30/2019	$13,562	$13,047	$15,147
5/31/2019	$12,731	$11,981	$14,167
6/30/2019	$13,554	$12,745	$15,162
7/31/2019	$13,614	$12,765	$15,387
8/31/2019	$13,060	$12,053	$15,074
9/30/2019	$13,659	$12,672	$15,338
10/31/2019	$13,811	$12,979	$15,668
11/30/2019	$14,305	$13,282	$16,264
12/31/2019	$14,807	$13,747	$16,734
1/31/2020	$14,266	$13,006	$16,715
2/29/2020	$12,707	$11,742	$15,347
3/31/2020	$9,836	$8,845	$13,236
4/30/2020	$10,993	$9,936	$14,989
5/31/2020	$11,362	$10,221	$15,791
6/30/2020	$11,559	$10,517	$16,152
7/31/2020	$11,825	$10,734	$17,069
8/31/2020	$12,305	$11,312	$18,306
9/30/2020	$11,723	$10,786	$17,639
10/31/2020	$12,080	$11,172	$17,258
11/30/2020	$13,995	$13,329	$19,358
12/31/2020	$15,039	$14,385	$20,229
1/31/2021	$15,518	$15,141	$20,139
2/28/2021	$17,043	$16,564	$20,768
3/31/2021	$17,977	$17,429	$21,513
4/30/2021	$18,510	$17,782	$22,622
5/31/2021	$18,890	$18,335	$22,725
6/30/2021	$18,547	$18,224	$23,285
7/31/2021	$18,059	$17,572	$23,679
8/31/2021	$18,576	$18,042	$24,354
9/30/2021	$18,039	$17,681	$23,262
10/31/2021	$18,753	$18,355	$24,835
11/30/2021	$18,225	$17,728	$24,457
12/31/2021	$19,290	$18,451	$25,420
1/31/2022	$18,373	$17,375	$23,924
2/28/2022	$18,585	$17,663	$23,322
3/31/2022	$18,514	$18,008	$24,078
4/30/2022	$17,495	$16,611	$21,917
5/31/2022	$17,786	$16,930	$21,888
6/30/2022	$16,291	$15,257	$20,057
7/31/2022	$17,478	$16,734	$21,938
8/31/2022	$16,821	$16,205	$21,120
9/30/2022	$14,920	$14,554	$19,161
10/31/2022	$16,591	$16,386	$20,733
11/30/2022	$17,531	$16,887	$21,815
12/31/2022	$16,683	$15,779	$20,537
1/31/2023	$18,341	$17,284	$21,952
2/28/2023	$18,158	$16,886	$21,439
3/31/2023	$17,214	$15,675	$22,012
4/30/2023	$16,913	$15,284	$22,247
5/31/2023	$16,500	$14,984	$22,333
6/30/2023	$18,101	$16,174	$23,858
7/31/2023	$18,932	$17,394	$24,713
8/31/2023	$18,477	$16,558	$24,236
9/30/2023	$17,679	$15,695	$23,082
10/31/2023	$16,815	$14,759	$22,470
11/30/2023	$17,970	$16,088	$24,565
12/31/2023	$19,879	$18,090	$25,868
1/31/2024	$19,398	$17,268	$26,155
2/29/2024	$20,313	$17,833	$27,571
3/31/2024	$21,324	$18,615	$28,460
4/30/2024	$20,115	$17,428	$27,208
5/31/2024	$20,843	$18,244	$28,493
6/30/2024	$20,115	$17,936	$29,375
7/31/2024	$21,907	$20,122	$29,922
8/31/2024	$21,512	$19,744	$30,573
9/30/2024	$21,517	$19,757	$31,205
10/31/2024	$21,030	$19,448	$30,976
11/30/2024	$22,971	$21,324	$33,037
12/31/2024	$21,263	$19,547	$32,027
1/31/2025	$21,490	$19,948	$33,038
2/28/2025	$20,872	$19,185	$32,405
3/31/2025	$19,931	$18,033	$30,515

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	(6.55)	15.17	7.14
Russell 2000® Value Index (Strategy)	(3.12)	15.31	6.07
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

AssetsNet		$ 4,609,846,494
Holdings Count | Holding		134
Advisory Fees Paid, Amount		$ 41,575,588
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$4,609,846,494
# of portfolio holdings	134
Portfolio turnover rate	22%
Total advisory fees paid	$41,575,588

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.3
Financials	23.2
Materials	17.4
Consumer staples	10.2
Information technology	6.5
Energy	5.2
Health care	4.8
Consumer discretionary	3.7
Real estate	1.5
Communication services	0.6
Utilities	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.2
Franklin Electric Co., Inc.	3.2
J&J Snack Foods Corp.	3.2
UMB Financial Corp.	3.1
Mueller Industries, Inc.	2.8
Eagle Materials, Inc.	2.6
Silgan Holdings, Inc.	2.2
Avient Corp.	2.2
Stewart Information Services Corp.	2.0
Alamo Group, Inc.	1.9

Material Fund Change [Text Block]
C000089490
Shareholder Report [Line Items]
Fund Name		Special Small Cap Value Fund
Class Name		Class C
Trading Symbol		ESPCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$190	1.98%

Expenses Paid, Amount		$ 190
Expense Ratio, Percent		1.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities were volatile on inflation concerns, varying economic data, a new administration, tariff uncertainty, and competitive threats around artificial intelligence.

During the quarter, exposure to financials increased while the allocation to industrials decreased.

Mueller Industries, Inc., a top contributor, is an industrial manufacturer of vital goods. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. We believe Mueller’s resilient, strong free cash flow profile and its financial flexibility are underappreciated. Atkore, Inc., a large detractor, manufactures electrical raceway products. Atkore faced headwinds of decreases in selling prices, primarily PVC-related products, and margin pressure from Mexican-imported steel. We believe Atkore should be able to navigate its challenges because of its robust free cash flow generation, under-levered balance sheet, and strong market position. As tariffs are implemented and trade agreements are enforced, Atkore is positioned to benefit. We see Atkore as attractive from a reward/risk perspective.

Line Graph [Table Text Block]
	Class C with Load	Russell 2000® Value Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,758	$9,786	$10,045
5/31/2015	$9,769	$9,868	$10,184
6/30/2015	$9,877	$9,880	$10,014
7/31/2015	$9,657	$9,608	$10,181
8/31/2015	$9,250	$9,136	$9,567
9/30/2015	$8,877	$8,820	$9,288
10/31/2015	$9,399	$9,314	$10,021
11/30/2015	$9,605	$9,578	$10,077
12/31/2015	$9,120	$9,073	$9,870
1/31/2016	$8,668	$8,464	$9,313
2/29/2016	$8,847	$8,522	$9,310
3/31/2016	$9,507	$9,228	$9,966
4/30/2016	$9,613	$9,423	$10,028
5/31/2016	$9,886	$9,596	$10,207
6/30/2016	$9,871	$9,625	$10,228
7/31/2016	$10,285	$10,145	$10,634
8/31/2016	$10,539	$10,397	$10,661
9/30/2016	$10,543	$10,479	$10,678
10/31/2016	$10,270	$10,134	$10,447
11/30/2016	$11,348	$11,479	$10,914
12/31/2016	$11,666	$11,953	$11,127
1/31/2017	$11,686	$11,868	$11,337
2/28/2017	$11,732	$12,040	$11,758
3/31/2017	$11,670	$11,938	$11,766
4/30/2017	$11,736	$11,985	$11,891
5/31/2017	$11,485	$11,612	$12,013
6/30/2017	$11,782	$12,018	$12,121
7/31/2017	$11,755	$12,094	$12,350
8/31/2017	$11,419	$11,797	$12,373
9/30/2017	$12,242	$12,632	$12,675
10/31/2017	$12,428	$12,649	$12,952
11/30/2017	$12,872	$13,015	$13,345
12/31/2017	$12,860	$12,890	$13,478
1/31/2018	$13,214	$13,049	$14,189
2/28/2018	$12,426	$12,397	$13,666
3/31/2018	$12,674	$12,550	$13,392
4/30/2018	$12,690	$12,768	$13,442
5/31/2018	$13,108	$13,510	$13,822
6/30/2018	$13,242	$13,592	$13,912
7/31/2018	$13,555	$13,832	$14,374
8/31/2018	$13,908	$14,162	$14,879
9/30/2018	$13,543	$13,810	$14,903
10/31/2018	$12,215	$12,574	$13,806
11/30/2018	$12,349	$12,776	$14,083
12/31/2018	$11,010	$11,232	$12,772
1/31/2019	$12,205	$12,461	$13,868
2/28/2019	$12,778	$12,945	$14,356
3/31/2019	$12,472	$12,572	$14,566
4/30/2019	$12,922	$13,047	$15,147
5/31/2019	$12,117	$11,981	$14,167
6/30/2019	$12,887	$12,745	$15,162
7/31/2019	$12,931	$12,765	$15,387
8/31/2019	$12,393	$12,053	$15,074
9/30/2019	$12,949	$12,672	$15,338
10/31/2019	$13,080	$12,979	$15,668
11/30/2019	$13,535	$13,282	$16,264
12/31/2019	$13,997	$13,747	$16,734
1/31/2020	$13,467	$13,006	$16,715
2/29/2020	$11,986	$11,742	$15,347
3/31/2020	$9,272	$8,845	$13,236
4/30/2020	$10,351	$9,936	$14,989
5/31/2020	$10,687	$10,221	$15,791
6/30/2020	$10,863	$10,517	$16,152
7/31/2020	$11,102	$10,734	$17,069
8/31/2020	$11,548	$11,312	$18,306
9/30/2020	$10,992	$10,786	$17,639
10/31/2020	$11,314	$11,172	$17,258
11/30/2020	$13,095	$13,329	$19,358
12/31/2020	$14,059	$14,385	$20,229
1/31/2021	$14,492	$15,141	$20,139
2/28/2021	$15,903	$16,564	$20,768
3/31/2021	$16,756	$17,429	$21,513
4/30/2021	$17,238	$17,782	$22,622
5/31/2021	$17,574	$18,335	$22,725
6/30/2021	$17,242	$18,224	$23,285
7/31/2021	$16,769	$17,572	$23,679
8/31/2021	$17,229	$18,042	$24,354
9/30/2021	$16,716	$17,681	$23,262
10/31/2021	$17,362	$18,355	$24,835
11/30/2021	$16,853	$17,728	$24,457
12/31/2021	$17,822	$18,451	$25,420
1/31/2022	$16,961	$17,375	$23,924
2/28/2022	$17,140	$17,663	$23,322
3/31/2022	$17,055	$18,008	$24,078
4/30/2022	$16,104	$16,611	$21,917
5/31/2022	$16,355	$16,930	$21,888
6/30/2022	$14,968	$15,257	$20,057
7/31/2022	$16,038	$16,734	$21,938
8/31/2022	$15,418	$16,205	$21,120
9/30/2022	$13,662	$14,554	$19,161
10/31/2022	$15,181	$16,386	$20,733
11/30/2022	$16,024	$16,887	$21,815
12/31/2022	$15,234	$15,779	$20,537
1/31/2023	$16,727	$17,284	$21,952
2/28/2023	$16,546	$16,886	$21,439
3/31/2023	$15,671	$15,675	$22,012
4/30/2023	$15,394	$15,284	$22,247
5/31/2023	$15,006	$14,984	$22,333
6/30/2023	$16,460	$16,174	$23,858
7/31/2023	$17,213	$17,394	$24,713
8/31/2023	$16,790	$16,558	$24,236
9/30/2023	$16,059	$15,695	$23,082
10/31/2023	$15,271	$14,759	$22,470
11/30/2023	$16,310	$16,088	$24,565
12/31/2023	$18,040	$18,090	$25,868
1/31/2024	$17,594	$17,268	$26,155
2/29/2024	$18,418	$17,833	$27,571
3/31/2024	$19,331	$18,615	$28,460
4/30/2024	$18,229	$17,428	$27,208
5/31/2024	$18,881	$18,244	$28,493
6/30/2024	$18,215	$17,936	$29,375
7/31/2024	$19,830	$20,122	$29,922
8/31/2024	$19,470	$19,744	$30,573
9/30/2024	$19,466	$19,757	$31,205
10/31/2024	$19,016	$19,448	$30,976
11/30/2024	$20,766	$21,324	$33,037
12/31/2024	$19,215	$19,547	$32,027
1/31/2025	$19,412	$19,948	$33,038
2/28/2025	$18,845	$19,185	$32,405
3/31/2025	$17,992	$18,033	$30,515

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	(7.62)	13.84	6.05
Class C with Load	(8.62)	13.84	6.05
Russell 2000® Value Index (Strategy)	(3.12)	15.31	6.07
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

AssetsNet		$ 4,609,846,494
Holdings Count | Holding		134
Advisory Fees Paid, Amount		$ 41,575,588
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$4,609,846,494
# of portfolio holdings	134
Portfolio turnover rate	22%
Total advisory fees paid	$41,575,588

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.3
Financials	23.2
Materials	17.4
Consumer staples	10.2
Information technology	6.5
Energy	5.2
Health care	4.8
Consumer discretionary	3.7
Real estate	1.5
Communication services	0.6
Utilities	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.2
Franklin Electric Co., Inc.	3.2
J&J Snack Foods Corp.	3.2
UMB Financial Corp.	3.1
Mueller Industries, Inc.	2.8
Eagle Materials, Inc.	2.6
Silgan Holdings, Inc.	2.2
Avient Corp.	2.2
Stewart Information Services Corp.	2.0
Alamo Group, Inc.	1.9

Material Fund Change [Text Block]
C000089488
Shareholder Report [Line Items]
Fund Name		Special Small Cap Value Fund
Class Name		Class A
Trading Symbol		ESPAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class A is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$120	1.24%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities were volatile on inflation concerns, varying economic data, a new administration, tariff uncertainty, and competitive threats around artificial intelligence.

During the quarter, exposure to financials increased while the allocation to industrials decreased.

Mueller Industries, Inc., a top contributor, is an industrial manufacturer of vital goods. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. We believe Mueller’s resilient, strong free cash flow profile and its financial flexibility are underappreciated. Atkore, Inc., a large detractor, manufactures electrical raceway products. Atkore faced headwinds of decreases in selling prices, primarily PVC-related products, and margin pressure from Mexican-imported steel. We believe Atkore should be able to navigate its challenges because of its robust free cash flow generation, under-levered balance sheet, and strong market position. As tariffs are implemented and trade agreements are enforced, Atkore is positioned to benefit. We see Atkore as attractive from a reward/risk perspective.

Line Graph [Table Text Block]
	Class A with Load	Russell 2000® Value Index	Russell 3000® Index
3/31/2015	$9,424	$10,000	$10,000
4/30/2015	$9,202	$9,786	$10,045
5/31/2015	$9,221	$9,868	$10,184
6/30/2015	$9,327	$9,880	$10,014
7/31/2015	$9,124	$9,608	$10,181
8/31/2015	$8,748	$9,136	$9,567
9/30/2015	$8,397	$8,820	$9,288
10/31/2015	$8,899	$9,314	$10,021
11/30/2015	$9,099	$9,578	$10,077
12/31/2015	$8,645	$9,073	$9,870
1/31/2016	$8,220	$8,464	$9,313
2/29/2016	$8,394	$8,522	$9,310
3/31/2016	$9,027	$9,228	$9,966
4/30/2016	$9,132	$9,423	$10,028
5/31/2016	$9,399	$9,596	$10,207
6/30/2016	$9,393	$9,625	$10,228
7/31/2016	$9,791	$10,145	$10,634
8/31/2016	$10,038	$10,397	$10,661
9/30/2016	$10,048	$10,479	$10,678
10/31/2016	$9,795	$10,134	$10,447
11/30/2016	$10,829	$11,479	$10,914
12/31/2016	$11,142	$11,953	$11,127
1/31/2017	$11,165	$11,868	$11,337
2/28/2017	$11,216	$12,040	$11,758
3/31/2017	$11,165	$11,938	$11,766
4/30/2017	$11,236	$11,985	$11,891
5/31/2017	$11,000	$11,612	$12,013
6/30/2017	$11,293	$12,018	$12,121
7/31/2017	$11,276	$12,094	$12,350
8/31/2017	$10,960	$11,797	$12,373
9/30/2017	$11,758	$12,632	$12,675
10/31/2017	$11,943	$12,649	$12,952
11/30/2017	$12,378	$13,015	$13,345
12/31/2017	$12,373	$12,890	$13,478
1/31/2018	$12,721	$13,049	$14,189
2/28/2018	$11,972	$12,397	$13,666
3/31/2018	$12,217	$12,550	$13,392
4/30/2018	$12,242	$12,768	$13,442
5/31/2018	$12,653	$13,510	$13,822
6/30/2018	$12,788	$13,592	$13,912
7/31/2018	$13,097	$13,832	$14,374
8/31/2018	$13,452	$14,162	$14,879
9/30/2018	$13,104	$13,810	$14,903
10/31/2018	$11,826	$12,574	$13,806
11/30/2018	$11,965	$12,776	$14,083
12/31/2018	$10,676	$11,232	$12,772
1/31/2019	$11,839	$12,461	$13,868
2/28/2019	$12,404	$12,945	$14,356
3/31/2019	$12,110	$12,572	$14,566
4/30/2019	$12,557	$13,047	$15,147
5/31/2019	$11,786	$11,981	$14,167
6/30/2019	$12,541	$12,745	$15,162
7/31/2019	$12,591	$12,765	$15,387
8/31/2019	$12,076	$12,053	$15,074
9/30/2019	$12,625	$12,672	$15,338
10/31/2019	$12,759	$12,979	$15,668
11/30/2019	$13,213	$13,282	$16,264
12/31/2019	$13,668	$13,747	$16,734
1/31/2020	$13,163	$13,006	$16,715
2/29/2020	$11,723	$11,742	$15,347
3/31/2020	$9,073	$8,845	$13,236
4/30/2020	$10,136	$9,936	$14,989
5/31/2020	$10,470	$10,221	$15,791
6/30/2020	$10,648	$10,517	$16,152
7/31/2020	$10,889	$10,734	$17,069
8/31/2020	$11,327	$11,312	$18,306
9/30/2020	$10,788	$10,786	$17,639
10/31/2020	$11,114	$11,172	$17,258
11/30/2020	$12,868	$13,329	$19,358
12/31/2020	$13,826	$14,385	$20,229
1/31/2021	$14,262	$15,141	$20,139
2/28/2021	$15,657	$16,564	$20,768
3/31/2021	$16,506	$17,429	$21,513
4/30/2021	$16,989	$17,782	$22,622
5/31/2021	$17,336	$18,335	$22,725
6/30/2021	$17,016	$18,224	$23,285
7/31/2021	$16,560	$17,572	$23,679
8/31/2021	$17,024	$18,042	$24,354
9/30/2021	$16,529	$17,681	$23,262
10/31/2021	$17,176	$18,355	$24,835
11/30/2021	$16,685	$17,728	$24,457
12/31/2021	$17,658	$18,451	$25,420
1/31/2022	$16,811	$17,375	$23,924
2/28/2022	$16,998	$17,663	$23,322
3/31/2022	$16,928	$18,008	$24,078
4/30/2022	$15,990	$16,611	$21,917
5/31/2022	$16,251	$16,930	$21,888
6/30/2022	$14,883	$15,257	$20,057
7/31/2022	$15,957	$16,734	$21,938
8/31/2022	$15,351	$16,205	$21,120
9/30/2022	$13,613	$14,554	$19,161
10/31/2022	$15,132	$16,386	$20,733
11/30/2022	$15,986	$16,887	$21,815
12/31/2022	$15,206	$15,779	$20,537
1/31/2023	$16,708	$17,284	$21,952
2/28/2023	$16,536	$16,886	$21,439
3/31/2023	$15,673	$15,675	$22,012
4/30/2023	$15,395	$15,284	$22,247
5/31/2023	$15,008	$14,984	$22,333
6/30/2023	$16,461	$16,174	$23,858
7/31/2023	$17,214	$17,394	$24,713
8/31/2023	$16,791	$16,558	$24,236
9/30/2023	$16,060	$15,695	$23,082
10/31/2023	$15,272	$14,759	$22,470
11/30/2023	$16,311	$16,088	$24,565
12/31/2023	$18,041	$18,090	$25,868
1/31/2024	$17,596	$17,268	$26,155
2/29/2024	$18,419	$17,833	$27,571
3/31/2024	$19,332	$18,615	$28,460
4/30/2024	$18,230	$17,428	$27,208
5/31/2024	$18,883	$18,244	$28,493
6/30/2024	$18,217	$17,936	$29,375
7/31/2024	$19,832	$20,122	$29,922
8/31/2024	$19,472	$19,744	$30,573
9/30/2024	$19,467	$19,757	$31,205
10/31/2024	$19,018	$19,448	$30,976
11/30/2024	$20,768	$21,324	$33,037
12/31/2024	$19,216	$19,547	$32,027
1/31/2025	$19,414	$19,948	$33,038
2/28/2025	$18,847	$19,185	$32,405
3/31/2025	$17,994	$18,033	$30,515

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	(6.95)	14.68	6.68
Class A with Load	(12.29)	13.32	6.05
Russell 2000® Value Index (Strategy)	(3.12)	15.31	6.07
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

AssetsNet		$ 4,609,846,494
Holdings Count | Holding		134
Advisory Fees Paid, Amount		$ 41,575,588
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$4,609,846,494
# of portfolio holdings	134
Portfolio turnover rate	22%
Total advisory fees paid	$41,575,588

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.3
Financials	23.2
Materials	17.4
Consumer staples	10.2
Information technology	6.5
Energy	5.2
Health care	4.8
Consumer discretionary	3.7
Real estate	1.5
Communication services	0.6
Utilities	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.2
Franklin Electric Co., Inc.	3.2
J&J Snack Foods Corp.	3.2
UMB Financial Corp.	3.1
Mueller Industries, Inc.	2.8
Eagle Materials, Inc.	2.6
Silgan Holdings, Inc.	2.2
Avient Corp.	2.2
Stewart Information Services Corp.	2.0
Alamo Group, Inc.	1.9

Material Fund Change [Text Block]
C000089491
Shareholder Report [Line Items]
Fund Name		Special Small Cap Value Fund
Class Name		Administrator Class
Trading Symbol		ESPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Administrator Class is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$112	1.16%

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities were volatile on inflation concerns, varying economic data, a new administration, tariff uncertainty, and competitive threats around artificial intelligence.

During the quarter, exposure to financials increased while the allocation to industrials decreased.

Mueller Industries, Inc., a top contributor, is an industrial manufacturer of vital goods. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. We believe Mueller’s resilient, strong free cash flow profile and its financial flexibility are underappreciated. Atkore, Inc., a large detractor, manufactures electrical raceway products. Atkore faced headwinds of decreases in selling prices, primarily PVC-related products, and margin pressure from Mexican-imported steel. We believe Atkore should be able to navigate its challenges because of its robust free cash flow generation, under-levered balance sheet, and strong market position. As tariffs are implemented and trade agreements are enforced, Atkore is positioned to benefit. We see Atkore as attractive from a reward/risk perspective.

Line Graph [Table Text Block]
	Administrator Class	Russell 2000® Value Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,766	$9,786	$10,045
5/31/2015	$9,786	$9,868	$10,184
6/30/2015	$9,900	$9,880	$10,014
7/31/2015	$9,689	$9,608	$10,181
8/31/2015	$9,289	$9,136	$9,567
9/30/2015	$8,918	$8,820	$9,288
10/31/2015	$9,452	$9,314	$10,021
11/30/2015	$9,666	$9,578	$10,077
12/31/2015	$9,185	$9,073	$9,870
1/31/2016	$8,733	$8,464	$9,313
2/29/2016	$8,921	$8,522	$9,310
3/31/2016	$9,596	$9,228	$9,966
4/30/2016	$9,709	$9,423	$10,028
5/31/2016	$9,993	$9,596	$10,207
6/30/2016	$9,987	$9,625	$10,228
7/31/2016	$10,411	$10,145	$10,634
8/31/2016	$10,678	$10,397	$10,661
9/30/2016	$10,689	$10,479	$10,678
10/31/2016	$10,418	$10,134	$10,447
11/30/2016	$11,521	$11,479	$10,914
12/31/2016	$11,854	$11,953	$11,127
1/31/2017	$11,878	$11,868	$11,337
2/28/2017	$11,934	$12,040	$11,758
3/31/2017	$11,882	$11,938	$11,766
4/30/2017	$11,959	$11,985	$11,891
5/31/2017	$11,710	$11,612	$12,013
6/30/2017	$12,022	$12,018	$12,121
7/31/2017	$12,004	$12,094	$12,350
8/31/2017	$11,668	$11,797	$12,373
9/30/2017	$12,520	$12,632	$12,675
10/31/2017	$12,716	$12,649	$12,952
11/30/2017	$13,182	$13,015	$13,345
12/31/2017	$13,176	$12,890	$13,478
1/31/2018	$13,549	$13,049	$14,189
2/28/2018	$12,751	$12,397	$13,666
3/31/2018	$13,013	$12,550	$13,392
4/30/2018	$13,043	$12,768	$13,442
5/31/2018	$13,483	$13,510	$13,822
6/30/2018	$13,630	$13,592	$13,912
7/31/2018	$13,959	$13,832	$14,374
8/31/2018	$14,336	$14,162	$14,879
9/30/2018	$13,967	$13,810	$14,903
10/31/2018	$12,607	$12,574	$13,806
11/30/2018	$12,755	$12,776	$14,083
12/31/2018	$11,382	$11,232	$12,772
1/31/2019	$12,623	$12,461	$13,868
2/28/2019	$13,226	$12,945	$14,356
3/31/2019	$12,913	$12,572	$14,566
4/30/2019	$13,393	$13,047	$15,147
5/31/2019	$12,568	$11,981	$14,167
6/30/2019	$13,377	$12,745	$15,162
7/31/2019	$13,429	$12,765	$15,387
8/31/2019	$12,881	$12,053	$15,074
9/30/2019	$13,468	$12,672	$15,338
10/31/2019	$13,611	$12,979	$15,668
11/30/2019	$14,095	$13,282	$16,264
12/31/2019	$14,587	$13,747	$16,734
1/31/2020	$14,046	$13,006	$16,715
2/29/2020	$12,512	$11,742	$15,347
3/31/2020	$9,681	$8,845	$13,236
4/30/2020	$10,816	$9,936	$14,989
5/31/2020	$11,175	$10,221	$15,791
6/30/2020	$11,369	$10,517	$16,152
7/31/2020	$11,627	$10,734	$17,069
8/31/2020	$12,096	$11,312	$18,306
9/30/2020	$11,518	$10,786	$17,639
10/31/2020	$11,866	$11,172	$17,258
11/30/2020	$13,743	$13,329	$19,358
12/31/2020	$14,763	$14,385	$20,229
1/31/2021	$15,229	$15,141	$20,139
2/28/2021	$16,720	$16,564	$20,768
3/31/2021	$17,633	$17,429	$21,513
4/30/2021	$18,147	$17,782	$22,622
5/31/2021	$18,520	$18,335	$22,725
6/30/2021	$18,180	$18,224	$23,285
7/31/2021	$17,693	$17,572	$23,679
8/31/2021	$18,192	$18,042	$24,354
9/30/2021	$17,665	$17,681	$23,262
10/31/2021	$18,358	$18,355	$24,835
11/30/2021	$17,835	$17,728	$24,457
12/31/2021	$18,871	$18,451	$25,420
1/31/2022	$17,970	$17,375	$23,924
2/28/2022	$18,169	$17,663	$23,322
3/31/2022	$18,095	$18,008	$24,078
4/30/2022	$17,095	$16,611	$21,917
5/31/2022	$17,375	$16,930	$21,888
6/30/2022	$15,913	$15,257	$20,057
7/31/2022	$17,065	$16,734	$21,938
8/31/2022	$16,418	$16,205	$21,120
9/30/2022	$14,559	$14,554	$19,161
10/31/2022	$16,185	$16,386	$20,733
11/30/2022	$17,099	$16,887	$21,815
12/31/2022	$16,265	$15,779	$20,537
1/31/2023	$17,875	$17,284	$21,952
2/28/2023	$17,692	$16,886	$21,439
3/31/2023	$16,768	$15,675	$22,012
4/30/2023	$16,471	$15,284	$22,247
5/31/2023	$16,064	$14,984	$22,333
6/30/2023	$17,619	$16,174	$23,858
7/31/2023	$18,420	$17,394	$24,713
8/31/2023	$17,976	$16,558	$24,236
9/30/2023	$17,189	$15,695	$23,082
10/31/2023	$16,347	$14,759	$22,470
11/30/2023	$17,464	$16,088	$24,565
12/31/2023	$19,316	$18,090	$25,868
1/31/2024	$18,839	$17,268	$26,155
2/29/2024	$19,723	$17,833	$27,571
3/31/2024	$20,705	$18,615	$28,460
4/30/2024	$19,526	$17,428	$27,208
5/31/2024	$20,223	$18,244	$28,493
6/30/2024	$19,508	$17,936	$29,375
7/31/2024	$21,242	$20,122	$29,922
8/31/2024	$20,854	$19,744	$30,573
9/30/2024	$20,854	$19,757	$31,205
10/31/2024	$20,373	$19,448	$30,976
11/30/2024	$22,248	$21,324	$33,037
12/31/2024	$20,593	$19,547	$32,027
1/31/2025	$20,803	$19,948	$33,038
2/28/2025	$20,199	$19,185	$32,405
3/31/2025	$19,284	$18,033	$30,515

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	(6.86)	14.78	6.79
Russell 2000® Value Index (Strategy)	(3.12)	15.31	6.07
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

AssetsNet		$ 4,609,846,494
Holdings Count | Holding		134
Advisory Fees Paid, Amount		$ 41,575,588
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$4,609,846,494
# of portfolio holdings	134
Portfolio turnover rate	22%
Total advisory fees paid	$41,575,588

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.3
Financials	23.2
Materials	17.4
Consumer staples	10.2
Information technology	6.5
Energy	5.2
Health care	4.8
Consumer discretionary	3.7
Real estate	1.5
Communication services	0.6
Utilities	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.2
Franklin Electric Co., Inc.	3.2
J&J Snack Foods Corp.	3.2
UMB Financial Corp.	3.1
Mueller Industries, Inc.	2.8
Eagle Materials, Inc.	2.6
Silgan Holdings, Inc.	2.2
Avient Corp.	2.2
Stewart Information Services Corp.	2.0
Alamo Group, Inc.	1.9

Material Fund Change [Text Block]
C000089464
Shareholder Report [Line Items]
Fund Name		Utility and Telecommunications Fund
Class Name		Institutional Class
Trading Symbol		EVUYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$79	0.72%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Utilities stocks outperformed the broader market for the 12-month period. The U.S. appears to be entering an era of rising electricity demand. Utilities across the U.S. have revised forecasts higher. Demand has been driven by the proliferation of data centers, growing electric vehicle penetration, and the reshoring of manufacturing to the U.S.

The largest contributor was not owning Edison International (EIX), a California utility that underperformed following wildfires in its service territory. Other contributors included overweights to several high-quality regulated utilities, including Entergy Corp. (ETR), which raised long-term growth guidance on incremental data center and industrial demand.

The largest detractor was an underweight to Vistra Corp. (VST), although we added to the position on share weakness. Other detractors included not owning NiSource, Inc. (NI), an electric and gas utility, and not owning NRG Energy, Inc. (NRG). Independent power producers VST and NRG performed very well in 2024 on rising forecasts for electricity growth.

Non-utilities holdings underperformed the benchmark, particularly in telecommunications and consumer staples.

Line Graph [Table Text Block]
	Institutional Class	S&P 500 Utilities Index	S&P 500 Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,962	$9,955	$10,096
5/31/2015	$9,934	$10,022	$10,226
6/30/2015	$9,522	$9,420	$10,028
7/31/2015	$9,842	$9,990	$10,238
8/31/2015	$9,407	$9,647	$9,620
9/30/2015	$9,458	$9,928	$9,382
10/31/2015	$9,780	$10,037	$10,174
11/30/2015	$9,641	$9,821	$10,204
12/31/2015	$9,525	$10,035	$10,043
1/31/2016	$9,631	$10,530	$9,545
2/29/2016	$9,843	$10,734	$9,532
3/31/2016	$10,463	$11,596	$10,178
4/30/2016	$10,384	$11,316	$10,218
5/31/2016	$10,653	$11,487	$10,401
6/30/2016	$11,417	$12,384	$10,428
7/31/2016	$11,395	$12,299	$10,813
8/31/2016	$10,685	$11,607	$10,828
9/30/2016	$10,742	$11,653	$10,830
10/31/2016	$10,640	$11,754	$10,632
11/30/2016	$10,340	$11,119	$11,026
12/31/2016	$10,766	$11,669	$11,244
1/31/2017	$10,868	$11,815	$11,457
2/28/2017	$11,346	$12,439	$11,912
3/31/2017	$11,432	$12,415	$11,926
4/30/2017	$11,678	$12,512	$12,049
5/31/2017	$12,084	$13,042	$12,218
6/30/2017	$11,771	$12,690	$12,294
7/31/2017	$12,070	$13,000	$12,547
8/31/2017	$12,398	$13,422	$12,586
9/30/2017	$12,182	$13,054	$12,845
10/31/2017	$12,552	$13,564	$13,145
11/30/2017	$12,921	$13,937	$13,548
12/31/2017	$12,282	$13,081	$13,699
1/31/2018	$12,067	$12,680	$14,483
2/28/2018	$11,533	$12,191	$13,949
3/31/2018	$11,933	$12,650	$13,595
4/30/2018	$12,207	$12,915	$13,647
5/31/2018	$11,956	$12,770	$13,976
6/30/2018	$12,264	$13,123	$14,062
7/31/2018	$12,522	$13,368	$14,585
8/31/2018	$12,856	$13,517	$15,060
9/30/2018	$12,894	$13,437	$15,146
10/31/2018	$12,806	$13,699	$14,111
11/30/2018	$13,495	$14,190	$14,398
12/31/2018	$12,722	$13,619	$13,098
1/31/2019	$13,346	$14,086	$14,148
2/28/2019	$13,852	$14,672	$14,602
3/31/2019	$14,323	$15,096	$14,886
4/30/2019	$14,526	$15,235	$15,489
5/31/2019	$14,544	$15,119	$14,504
6/30/2019	$15,115	$15,620	$15,526
7/31/2019	$15,097	$15,577	$15,750
8/31/2019	$15,558	$16,380	$15,500
9/30/2019	$15,950	$17,078	$15,790
10/31/2019	$15,908	$16,948	$16,132
11/30/2019	$15,758	$16,635	$16,718
12/31/2019	$16,274	$17,207	$17,222
1/31/2020	$17,118	$18,352	$17,216
2/29/2020	$15,664	$16,539	$15,798
3/31/2020	$14,377	$14,884	$13,847
4/30/2020	$15,075	$15,362	$15,622
5/31/2020	$15,723	$16,039	$16,366
6/30/2020	$15,131	$15,291	$16,692
7/31/2020	$16,283	$16,485	$17,633
8/31/2020	$16,226	$16,049	$18,900
9/30/2020	$16,033	$16,229	$18,182
10/31/2020	$16,385	$17,048	$17,699
11/30/2020	$16,896	$17,170	$19,636
12/31/2020	$17,025	$17,290	$20,391
1/31/2021	$16,588	$17,132	$20,185
2/28/2021	$16,012	$16,083	$20,742
3/31/2021	$17,485	$17,774	$21,650
4/30/2021	$18,275	$18,535	$22,806
5/31/2021	$17,949	$18,094	$22,965
6/30/2021	$17,641	$17,702	$23,501
7/31/2021	$18,394	$18,469	$24,059
8/31/2021	$18,836	$19,204	$24,791
9/30/2021	$17,715	$18,016	$23,638
10/31/2021	$18,233	$18,869	$25,294
11/30/2021	$17,789	$18,557	$25,119
12/31/2021	$19,464	$20,346	$26,244
1/31/2022	$18,816	$19,680	$24,886
2/28/2022	$18,437	$19,315	$24,141
3/31/2022	$19,921	$21,317	$25,038
4/30/2022	$19,030	$20,411	$22,854
5/31/2022	$19,726	$21,293	$22,896
6/30/2022	$18,776	$20,233	$21,006
7/31/2022	$19,682	$21,346	$22,943
8/31/2022	$19,486	$21,454	$22,007
9/30/2022	$17,356	$19,021	$19,981
10/31/2022	$17,863	$19,412	$21,598
11/30/2022	$19,120	$20,774	$22,805
12/31/2022	$18,849	$20,664	$21,491
1/31/2023	$18,756	$20,251	$22,842
2/28/2023	$17,664	$19,057	$22,284
3/31/2023	$18,367	$19,994	$23,103
4/30/2023	$18,636	$20,367	$23,463
5/31/2023	$17,612	$19,173	$23,565
6/30/2023	$18,009	$19,489	$25,122
7/31/2023	$18,405	$19,971	$25,929
8/31/2023	$17,623	$18,741	$25,516
9/30/2023	$16,623	$17,686	$24,300
10/31/2023	$16,759	$17,914	$23,789
11/30/2023	$17,650	$18,840	$25,961
12/31/2023	$17,930	$19,201	$27,141
1/31/2024	$17,634	$18,622	$27,597
2/29/2024	$17,798	$18,831	$29,070
3/31/2024	$18,745	$20,077	$30,006
4/30/2024	$18,635	$20,409	$28,780
5/31/2024	$19,954	$22,239	$30,207
6/30/2024	$19,203	$21,013	$31,291
7/31/2024	$20,398	$22,439	$31,672
8/31/2024	$21,117	$23,530	$32,440
9/30/2024	$22,438	$25,082	$33,133
10/31/2024	$22,194	$24,826	$32,833
11/30/2024	$22,850	$25,743	$34,760
12/31/2024	$21,163	$23,700	$33,931
1/31/2025	$21,922	$24,394	$34,876
2/28/2025	$22,312	$24,806	$34,421
3/31/2025	$22,205	$24,870	$32,482

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	18.46	9.08	8.30
S&P 500 Utilities Index (Strategy)	23.87	10.81	9.54
S&P 500 Index (Regulatory)	8.25	18.59	12.50

AssetsNet		$ 342,292,414
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 1,752,669
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$342,292,414
# of portfolio holdings	34
Portfolio turnover rate	11%
Total advisory fees paid	$1,752,669

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	81.1
Communication services	6.1
Financials	3.1
Information technology	2.7
Health care	2.7
Real estate	2.3
Consumer discretionary	1.3
Consumer staples	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	11.6
Southern Co.	6.4
Constellation Energy Corp.	5.2
Duke Energy Corp.	4.3
DTE Energy Co.	4.1
Atmos Energy Corp.	4.0
American Electric Power Co., Inc.	3.8
CMS Energy Corp.	3.7
Entergy Corp.	3.4
Public Service Enterprise Group, Inc.	3.4

Material Fund Change [Text Block]
C000089463
Shareholder Report [Line Items]
Fund Name		Utility and Telecommunications Fund
Class Name		Class C
Trading Symbol		EVUCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$194	1.79%

Expenses Paid, Amount		$ 194
Expense Ratio, Percent		1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Utilities stocks outperformed the broader market for the 12-month period. The U.S. appears to be entering an era of rising electricity demand. Utilities across the U.S. have revised forecasts higher. Demand has been driven by the proliferation of data centers, growing electric vehicle penetration, and the reshoring of manufacturing to the U.S.

The largest contributor was not owning Edison International (EIX), a California utility that underperformed following wildfires in its service territory. Other contributors included overweights to several high-quality regulated utilities, including Entergy Corp. (ETR), which raised long-term growth guidance on incremental data center and industrial demand.

The largest detractor was an underweight to Vistra Corp. (VST), although we added to the position on share weakness. Other detractors included not owning NiSource, Inc. (NI), an electric and gas utility, and not owning NRG Energy, Inc. (NRG). Independent power producers VST and NRG performed very well in 2024 on rising forecasts for electricity growth.

Non-utilities holdings underperformed the benchmark, particularly in telecommunications and consumer staples.

Line Graph [Table Text Block]
	Class C with Load	S&P 500 Utilities Index	S&P 500 Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,951	$9,955	$10,096
5/31/2015	$9,912	$10,022	$10,226
6/30/2015	$9,495	$9,420	$10,028
7/31/2015	$9,803	$9,990	$10,238
8/31/2015	$9,363	$9,647	$9,620
9/30/2015	$9,409	$9,928	$9,382
10/31/2015	$9,718	$10,037	$10,174
11/30/2015	$9,569	$9,821	$10,204
12/31/2015	$9,447	$10,035	$10,043
1/31/2016	$9,541	$10,530	$9,545
2/29/2016	$9,746	$10,734	$9,532
3/31/2016	$10,349	$11,596	$10,178
4/30/2016	$10,260	$11,316	$10,218
5/31/2016	$10,515	$11,487	$10,401
6/30/2016	$11,261	$12,384	$10,428
7/31/2016	$11,228	$12,299	$10,813
8/31/2016	$10,517	$11,607	$10,828
9/30/2016	$10,564	$11,653	$10,830
10/31/2016	$10,453	$11,754	$10,632
11/30/2016	$10,152	$11,119	$11,026
12/31/2016	$10,559	$11,669	$11,244
1/31/2017	$10,654	$11,815	$11,457
2/28/2017	$11,105	$12,439	$11,912
3/31/2017	$11,181	$12,415	$11,926
4/30/2017	$11,410	$12,512	$12,049
5/31/2017	$11,796	$13,042	$12,218
6/30/2017	$11,479	$12,690	$12,294
7/31/2017	$11,759	$13,000	$12,547
8/31/2017	$12,073	$13,422	$12,586
9/30/2017	$11,846	$13,054	$12,845
10/31/2017	$12,199	$13,564	$13,145
11/30/2017	$12,542	$13,937	$13,548
12/31/2017	$11,908	$13,081	$13,699
1/31/2018	$11,688	$12,680	$14,483
2/28/2018	$11,165	$12,191	$13,949
3/31/2018	$11,544	$12,650	$13,595
4/30/2018	$11,792	$12,915	$13,647
5/31/2018	$11,544	$12,770	$13,976
6/30/2018	$11,828	$13,123	$14,062
7/31/2018	$12,066	$13,368	$14,585
8/31/2018	$12,377	$13,517	$15,060
9/30/2018	$12,401	$13,437	$15,146
10/31/2018	$12,305	$13,699	$14,111
11/30/2018	$12,955	$14,190	$14,398
12/31/2018	$12,205	$13,619	$13,098
1/31/2019	$12,791	$14,086	$14,148
2/28/2019	$13,264	$14,672	$14,602
3/31/2019	$13,696	$15,096	$14,886
4/30/2019	$13,884	$15,235	$15,489
5/31/2019	$13,884	$15,119	$14,504
6/30/2019	$14,420	$15,620	$15,526
7/31/2019	$14,392	$15,577	$15,750
8/31/2019	$14,813	$16,380	$15,500
9/30/2019	$15,171	$17,078	$15,790
10/31/2019	$15,119	$16,948	$16,132
11/30/2019	$14,960	$16,635	$16,718
12/31/2019	$15,444	$17,207	$17,222
1/31/2020	$16,222	$18,352	$17,216
2/29/2020	$14,833	$16,539	$15,798
3/31/2020	$13,597	$14,884	$13,847
4/30/2020	$14,248	$15,362	$15,622
5/31/2020	$14,846	$16,039	$16,366
6/30/2020	$14,281	$15,291	$16,692
7/31/2020	$15,350	$16,485	$17,633
8/31/2020	$15,276	$16,049	$18,900
9/30/2020	$15,084	$16,229	$18,182
10/31/2020	$15,401	$17,048	$17,699
11/30/2020	$15,873	$17,170	$19,636
12/31/2020	$15,970	$17,290	$20,391
1/31/2021	$15,554	$17,132	$20,185
2/28/2021	$15,001	$16,083	$20,742
3/31/2021	$16,362	$17,774	$21,650
4/30/2021	$17,083	$18,535	$22,806
5/31/2021	$16,764	$18,094	$22,965
6/30/2021	$16,465	$17,702	$23,501
7/31/2021	$17,149	$18,469	$24,059
8/31/2021	$17,552	$19,204	$24,791
9/30/2021	$16,488	$18,016	$23,638
10/31/2021	$16,952	$18,869	$25,294
11/30/2021	$16,526	$18,557	$25,119
12/31/2021	$18,065	$20,346	$26,244
1/31/2022	$17,451	$19,680	$24,886
2/28/2022	$17,084	$19,315	$24,141
3/31/2022	$18,448	$21,317	$25,038
4/30/2022	$17,602	$20,411	$22,854
5/31/2022	$18,226	$21,293	$22,896
6/30/2022	$17,336	$20,233	$21,006
7/31/2022	$18,158	$21,346	$22,943
8/31/2022	$17,952	$21,454	$22,007
9/30/2022	$15,988	$19,021	$19,981
10/31/2022	$16,434	$19,412	$21,598
11/30/2022	$17,576	$20,774	$22,805
12/31/2022	$17,309	$20,664	$21,491
1/31/2023	$17,206	$20,251	$22,842
2/28/2023	$16,191	$19,057	$22,284
3/31/2023	$16,819	$19,994	$23,103
4/30/2023	$17,065	$20,367	$23,463
5/31/2023	$16,118	$19,173	$23,565
6/30/2023	$16,486	$19,489	$25,122
7/31/2023	$16,838	$19,971	$25,929
8/31/2023	$16,114	$18,741	$25,516
9/30/2023	$15,195	$17,686	$24,300
10/31/2023	$15,320	$17,914	$23,789
11/30/2023	$16,125	$18,840	$25,961
12/31/2023	$16,384	$19,201	$27,141
1/31/2024	$16,105	$18,622	$27,597
2/29/2024	$16,254	$18,831	$29,070
3/31/2024	$17,116	$20,077	$30,006
4/30/2024	$17,006	$20,409	$28,780
5/31/2024	$18,208	$22,239	$30,207
6/30/2024	$17,516	$21,013	$31,291
7/31/2024	$18,605	$22,439	$31,672
8/31/2024	$19,261	$23,530	$32,440
9/30/2024	$20,458	$25,082	$33,133
10/31/2024	$20,225	$24,826	$32,833
11/30/2024	$20,823	$25,743	$34,760
12/31/2024	$19,280	$23,700	$33,931
1/31/2025	$19,970	$24,394	$34,876
2/28/2025	$20,326	$24,806	$34,421
3/31/2025	$20,224	$24,870	$32,482

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	17.24	7.93	7.30
Class C with Load	16.24	7.93	7.30
S&P 500 Utilities Index (Strategy)	23.87	10.81	9.54
S&P 500 Index (Regulatory)	8.25	18.59	12.50

AssetsNet		$ 342,292,414
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 1,752,669
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$342,292,414
# of portfolio holdings	34
Portfolio turnover rate	11%
Total advisory fees paid	$1,752,669

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	81.1
Communication services	6.1
Financials	3.1
Information technology	2.7
Health care	2.7
Real estate	2.3
Consumer discretionary	1.3
Consumer staples	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	11.6
Southern Co.	6.4
Constellation Energy Corp.	5.2
Duke Energy Corp.	4.3
DTE Energy Co.	4.1
Atmos Energy Corp.	4.0
American Electric Power Co., Inc.	3.8
CMS Energy Corp.	3.7
Entergy Corp.	3.4
Public Service Enterprise Group, Inc.	3.4

Material Fund Change [Text Block]
C000089461
Shareholder Report [Line Items]
Fund Name		Utility and Telecommunications Fund
Class Name		Class A
Trading Symbol		EVUAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$109	1.00%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Utilities stocks outperformed the broader market for the 12-month period. The U.S. appears to be entering an era of rising electricity demand. Utilities across the U.S. have revised forecasts higher. Demand has been driven by the proliferation of data centers, growing electric vehicle penetration, and the reshoring of manufacturing to the U.S.

The largest contributor was not owning Edison International (EIX), a California utility that underperformed following wildfires in its service territory. Other contributors included overweights to several high-quality regulated utilities, including Entergy Corp. (ETR), which raised long-term growth guidance on incremental data center and industrial demand.

The largest detractor was an underweight to Vistra Corp. (VST), although we added to the position on share weakness. Other detractors included not owning NiSource, Inc. (NI), an electric and gas utility, and not owning NRG Energy, Inc. (NRG). Independent power producers VST and NRG performed very well in 2024 on rising forecasts for electricity growth.

Non-utilities holdings underperformed the benchmark, particularly in telecommunications and consumer staples.

Line Graph [Table Text Block]
	Class A with Load	S&P 500 Utilities Index	S&P 500 Index
3/31/2015	$9,425	$10,000	$10,000
4/30/2015	$9,389	$9,955	$10,096
5/31/2015	$9,358	$10,022	$10,226
6/30/2015	$8,972	$9,420	$10,028
7/31/2015	$9,267	$9,990	$10,238
8/31/2015	$8,857	$9,647	$9,620
9/30/2015	$8,902	$9,928	$9,382
10/31/2015	$9,201	$10,037	$10,174
11/30/2015	$9,070	$9,821	$10,204
12/31/2015	$8,957	$10,035	$10,043
1/31/2016	$9,051	$10,530	$9,545
2/29/2016	$9,251	$10,734	$9,532
3/31/2016	$9,830	$11,596	$10,178
4/30/2016	$9,756	$11,316	$10,218
5/31/2016	$10,004	$11,487	$10,401
6/30/2016	$10,717	$12,384	$10,428
7/31/2016	$10,691	$12,299	$10,813
8/31/2016	$10,019	$11,607	$10,828
9/30/2016	$10,068	$11,653	$10,830
10/31/2016	$9,973	$11,754	$10,632
11/30/2016	$9,692	$11,119	$11,026
12/31/2016	$10,086	$11,669	$11,244
1/31/2017	$10,182	$11,815	$11,457
2/28/2017	$10,623	$12,439	$11,912
3/31/2017	$10,702	$12,415	$11,926
4/30/2017	$10,926	$12,512	$12,049
5/31/2017	$11,301	$13,042	$12,218
6/30/2017	$11,009	$12,690	$12,294
7/31/2017	$11,283	$13,000	$12,547
8/31/2017	$11,590	$13,422	$12,586
9/30/2017	$11,377	$13,054	$12,845
10/31/2017	$11,728	$13,564	$13,145
11/30/2017	$12,062	$13,937	$13,548
12/31/2017	$11,463	$13,081	$13,699
1/31/2018	$11,257	$12,680	$14,483
2/28/2018	$10,759	$12,191	$13,949
3/31/2018	$11,130	$12,650	$13,595
4/30/2018	$11,380	$12,915	$13,647
5/31/2018	$11,146	$12,770	$13,976
6/30/2018	$11,428	$13,123	$14,062
7/31/2018	$11,668	$13,368	$14,585
8/31/2018	$11,974	$13,517	$15,060
9/30/2018	$12,004	$13,437	$15,146
10/31/2018	$11,916	$13,699	$14,111
11/30/2018	$12,552	$14,190	$14,398
12/31/2018	$11,836	$13,619	$13,098
1/31/2019	$12,411	$14,086	$14,148
2/28/2019	$12,881	$14,672	$14,602
3/31/2019	$13,309	$15,096	$14,886
4/30/2019	$13,498	$15,235	$15,489
5/31/2019	$13,503	$15,119	$14,504
6/30/2019	$14,034	$15,620	$15,526
7/31/2019	$14,017	$15,577	$15,750
8/31/2019	$14,439	$16,380	$15,500
9/30/2019	$14,795	$17,078	$15,790
10/31/2019	$14,751	$16,948	$16,132
11/30/2019	$14,611	$16,635	$16,718
12/31/2019	$15,091	$17,207	$17,222
1/31/2020	$15,866	$18,352	$17,216
2/29/2020	$14,512	$16,539	$15,798
3/31/2020	$13,315	$14,884	$13,847
4/30/2020	$13,961	$15,362	$15,622
5/31/2020	$14,555	$16,039	$16,366
6/30/2020	$14,002	$15,291	$16,692
7/31/2020	$15,067	$16,485	$17,633
8/31/2020	$15,007	$16,049	$18,900
9/30/2020	$14,823	$16,229	$18,182
10/31/2020	$15,149	$17,048	$17,699
11/30/2020	$15,614	$17,170	$19,636
12/31/2020	$15,729	$17,290	$20,391
1/31/2021	$15,324	$17,132	$20,185
2/28/2021	$14,785	$16,083	$20,742
3/31/2021	$16,141	$17,774	$21,650
4/30/2021	$16,871	$18,535	$22,806
5/31/2021	$16,562	$18,094	$22,965
6/30/2021	$16,279	$17,702	$23,501
7/31/2021	$16,959	$18,469	$24,059
8/31/2021	$17,374	$19,204	$24,791
9/30/2021	$16,327	$18,016	$23,638
10/31/2021	$16,805	$18,869	$25,294
11/30/2021	$16,388	$18,557	$25,119
12/31/2021	$17,924	$20,346	$26,244
1/31/2022	$17,328	$19,680	$24,886
2/28/2022	$16,970	$19,315	$24,141
3/31/2022	$18,340	$21,317	$25,038
4/30/2022	$17,512	$20,411	$22,854
5/31/2022	$18,144	$21,293	$22,896
6/30/2022	$17,264	$20,233	$21,006
7/31/2022	$18,096	$21,346	$22,943
8/31/2022	$17,908	$21,454	$22,007
9/30/2022	$15,946	$19,021	$19,981
10/31/2022	$16,411	$19,412	$21,598
11/30/2022	$17,565	$20,774	$22,805
12/31/2022	$17,310	$20,664	$21,491
1/31/2023	$17,215	$20,251	$22,842
2/28/2023	$16,213	$19,057	$22,284
3/31/2023	$16,846	$19,994	$23,103
4/30/2023	$17,093	$20,367	$23,463
5/31/2023	$16,145	$19,173	$23,565
6/30/2023	$16,513	$19,489	$25,122
7/31/2023	$16,866	$19,971	$25,929
8/31/2023	$16,140	$18,741	$25,516
9/30/2023	$15,220	$17,686	$24,300
10/31/2023	$15,345	$17,914	$23,789
11/30/2023	$16,151	$18,840	$25,961
12/31/2023	$16,411	$19,201	$27,141
1/31/2024	$16,131	$18,622	$27,597
2/29/2024	$16,281	$18,831	$29,070
3/31/2024	$17,144	$20,077	$30,006
4/30/2024	$17,034	$20,409	$28,780
5/31/2024	$18,238	$22,239	$30,207
6/30/2024	$17,545	$21,013	$31,291
7/31/2024	$18,636	$22,439	$31,672
8/31/2024	$19,292	$23,530	$32,440
9/30/2024	$20,492	$25,082	$33,133
10/31/2024	$20,258	$24,826	$32,833
11/30/2024	$20,857	$25,743	$34,760
12/31/2024	$19,312	$23,700	$33,931
1/31/2025	$20,003	$24,394	$34,876
2/28/2025	$20,359	$24,806	$34,421
3/31/2025	$20,257	$24,870	$32,482

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	18.16	8.75	7.95
Class A with Load	11.36	7.47	7.31
S&P 500 Utilities Index (Strategy)	23.87	10.81	9.54
S&P 500 Index (Regulatory)	8.25	18.59	12.50

AssetsNet		$ 342,292,414
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 1,752,669
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$342,292,414
# of portfolio holdings	34
Portfolio turnover rate	11%
Total advisory fees paid	$1,752,669

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	81.1
Communication services	6.1
Financials	3.1
Information technology	2.7
Health care	2.7
Real estate	2.3
Consumer discretionary	1.3
Consumer staples	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	11.6
Southern Co.	6.4
Constellation Energy Corp.	5.2
Duke Energy Corp.	4.3
DTE Energy Co.	4.1
Atmos Energy Corp.	4.0
American Electric Power Co., Inc.	3.8
CMS Energy Corp.	3.7
Entergy Corp.	3.4
Public Service Enterprise Group, Inc.	3.4

Material Fund Change [Text Block]
C000092801
Shareholder Report [Line Items]
Fund Name		Utility and Telecommunications Fund
Class Name		Administrator Class
Trading Symbol		EVUDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$100	0.92%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Utilities stocks outperformed the broader market for the 12-month period. The U.S. appears to be entering an era of rising electricity demand. Utilities across the U.S. have revised forecasts higher. Demand has been driven by the proliferation of data centers, growing electric vehicle penetration, and the reshoring of manufacturing to the U.S.

The largest contributor was not owning Edison International (EIX), a California utility that underperformed following wildfires in its service territory. Other contributors included overweights to several high-quality regulated utilities, including Entergy Corp. (ETR), which raised long-term growth guidance on incremental data center and industrial demand.

The largest detractor was an underweight to Vistra Corp. (VST), although we added to the position on share weakness. Other detractors included not owning NiSource, Inc. (NI), an electric and gas utility, and not owning NRG Energy, Inc. (NRG). Independent power producers VST and NRG performed very well in 2024 on rising forecasts for electricity growth.

Non-utilities holdings underperformed the benchmark, particularly in telecommunications and consumer staples.

Line Graph [Table Text Block]
	Administrator Class	S&P 500 Utilities Index	S&P 500 Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,962	$9,955	$10,096
5/31/2015	$9,929	$10,022	$10,226
6/30/2015	$9,518	$9,420	$10,028
7/31/2015	$9,838	$9,990	$10,238
8/31/2015	$9,403	$9,647	$9,620
9/30/2015	$9,449	$9,928	$9,382
10/31/2015	$9,771	$10,037	$10,174
11/30/2015	$9,632	$9,821	$10,204
12/31/2015	$9,512	$10,035	$10,043
1/31/2016	$9,618	$10,530	$9,545
2/29/2016	$9,829	$10,734	$9,532
3/31/2016	$10,449	$11,596	$10,178
4/30/2016	$10,365	$11,316	$10,218
5/31/2016	$10,633	$11,487	$10,401
6/30/2016	$11,392	$12,384	$10,428
7/31/2016	$11,370	$12,299	$10,813
8/31/2016	$10,657	$11,607	$10,828
9/30/2016	$10,713	$11,653	$10,830
10/31/2016	$10,611	$11,754	$10,632
11/30/2016	$10,312	$11,119	$11,026
12/31/2016	$10,734	$11,669	$11,244
1/31/2017	$10,835	$11,815	$11,457
2/28/2017	$11,311	$12,439	$11,912
3/31/2017	$11,393	$12,415	$11,926
4/30/2017	$11,632	$12,512	$12,049
5/31/2017	$12,036	$13,042	$12,218
6/30/2017	$11,725	$12,690	$12,294
7/31/2017	$12,023	$13,000	$12,547
8/31/2017	$12,349	$13,422	$12,586
9/30/2017	$12,129	$13,054	$12,845
10/31/2017	$12,497	$13,564	$13,145
11/30/2017	$12,864	$13,937	$13,548
12/31/2017	$12,222	$13,081	$13,699
1/31/2018	$12,009	$12,680	$14,483
2/28/2018	$11,472	$12,191	$13,949
3/31/2018	$11,872	$12,650	$13,595
4/30/2018	$12,145	$12,915	$13,647
5/31/2018	$11,889	$12,770	$13,976
6/30/2018	$12,195	$13,123	$14,062
7/31/2018	$12,452	$13,368	$14,585
8/31/2018	$12,784	$13,517	$15,060
9/30/2018	$12,816	$13,437	$15,146
10/31/2018	$12,728	$13,699	$14,111
11/30/2018	$13,412	$14,190	$14,398
12/31/2018	$12,645	$13,619	$13,098
1/31/2019	$13,264	$14,086	$14,148
2/28/2019	$13,760	$14,672	$14,602
3/31/2019	$14,222	$15,096	$14,886
4/30/2019	$14,429	$15,235	$15,489
5/31/2019	$14,441	$15,119	$14,504
6/30/2019	$15,009	$15,620	$15,526
7/31/2019	$14,991	$15,577	$15,750
8/31/2019	$15,442	$16,380	$15,500
9/30/2019	$15,829	$17,078	$15,790
10/31/2019	$15,787	$16,948	$16,132
11/30/2019	$15,632	$16,635	$16,718
12/31/2019	$16,149	$17,207	$17,222
1/31/2020	$16,977	$18,352	$17,216
2/29/2020	$15,531	$16,539	$15,798
3/31/2020	$14,250	$14,884	$13,847
4/30/2020	$14,941	$15,362	$15,622
5/31/2020	$15,582	$16,039	$16,366
6/30/2020	$14,997	$15,291	$16,692
7/31/2020	$16,135	$16,485	$17,633
8/31/2020	$16,072	$16,049	$18,900
9/30/2020	$15,879	$16,229	$18,182
10/31/2020	$16,228	$17,048	$17,699
11/30/2020	$16,732	$17,170	$19,636
12/31/2020	$16,852	$17,290	$20,391
1/31/2021	$16,420	$17,132	$20,185
2/28/2021	$15,844	$16,083	$20,742
3/31/2021	$17,299	$17,774	$21,650
4/30/2021	$18,079	$18,535	$22,806
5/31/2021	$17,749	$18,094	$22,965
6/30/2021	$17,445	$17,702	$23,501
7/31/2021	$18,180	$18,469	$24,059
8/31/2021	$18,624	$19,204	$24,791
9/30/2021	$17,511	$18,016	$23,638
10/31/2021	$18,014	$18,869	$25,294
11/30/2021	$17,576	$18,557	$25,119
12/31/2021	$19,226	$20,346	$26,244
1/31/2022	$18,588	$19,680	$24,886
2/28/2022	$18,205	$19,315	$24,141
3/31/2022	$19,678	$21,317	$25,038
4/30/2022	$18,791	$20,411	$22,854
5/31/2022	$19,468	$21,293	$22,896
6/30/2022	$18,532	$20,233	$21,006
7/31/2022	$19,424	$21,346	$22,943
8/31/2022	$19,221	$21,454	$22,007
9/30/2022	$17,126	$19,021	$19,981
10/31/2022	$17,624	$19,412	$21,598
11/30/2022	$18,862	$20,774	$22,805
12/31/2022	$18,584	$20,664	$21,491
1/31/2023	$18,482	$20,251	$22,842
2/28/2023	$17,408	$19,057	$22,284
3/31/2023	$18,102	$19,994	$23,103
4/30/2023	$18,366	$20,367	$23,463
5/31/2023	$17,350	$19,173	$23,565
6/30/2023	$17,740	$19,489	$25,122
7/31/2023	$18,118	$19,971	$25,929
8/31/2023	$17,351	$18,741	$25,516
9/30/2023	$16,359	$17,686	$24,300
10/31/2023	$16,493	$17,914	$23,789
11/30/2023	$17,368	$18,840	$25,961
12/31/2023	$17,643	$19,201	$27,141
1/31/2024	$17,353	$18,622	$27,597
2/29/2024	$17,514	$18,831	$29,070
3/31/2024	$18,440	$20,077	$30,006
4/30/2024	$18,322	$20,409	$28,780
5/31/2024	$19,614	$22,239	$30,207
6/30/2024	$18,874	$21,013	$31,291
7/31/2024	$20,045	$22,439	$31,672
8/31/2024	$20,749	$23,530	$32,440
9/30/2024	$22,051	$25,082	$33,133
10/31/2024	$21,801	$24,826	$32,833
11/30/2024	$22,444	$25,743	$34,760
12/31/2024	$20,789	$23,700	$33,931
1/31/2025	$21,531	$24,394	$34,876
2/28/2025	$21,913	$24,806	$34,421
3/31/2025	$21,807	$24,870	$32,482

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	18.26	8.88	8.11
S&P 500 Utilities Index (Strategy)	23.87	10.81	9.54
S&P 500 Index (Regulatory)	8.25	18.59	12.50

AssetsNet		$ 342,292,414
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 1,752,669
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$342,292,414
# of portfolio holdings	34
Portfolio turnover rate	11%
Total advisory fees paid	$1,752,669

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	81.1
Communication services	6.1
Financials	3.1
Information technology	2.7
Health care	2.7
Real estate	2.3
Consumer discretionary	1.3
Consumer staples	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	11.6
Southern Co.	6.4
Constellation Energy Corp.	5.2
Duke Energy Corp.	4.3
DTE Energy Co.	4.1
Atmos Energy Corp.	4.0
American Electric Power Co., Inc.	3.8
CMS Energy Corp.	3.7
Entergy Corp.	3.4
Public Service Enterprise Group, Inc.	3.4

Material Fund Change [Text Block]